UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-457-3637

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1.	Schedules of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

  KP Retirement Path 2015 Fund

  Schedule of Investments

  September 30, 2018 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 72.7%
KP Fixed Income Fund	17,211,115	$170,563
KP International Equity Fund	2,908,601	31,616
KP Large Cap Equity Fund	5,778,525	82,806
KP Small Cap Equity Fund	1,075,752	14,716

Total Affiliated Registered Investment Companies (Cost $277,175) (000)		299,701

Unaffiliated Registered Investment Companies — 27.3%
DFA Commodity Strategy Portfolio	653,327	3,809
DFA Investment Dimensions Group Inc - DFA International Real Estate Securities	777,000	3,947
DFA Real Estate Securities Portfolio	239,053	8,345
Lazard Global Listed Infrastructure Portfolio	266,236	4,089
T. Rowe Price Institutional Floating Rate Fund	408,477	4,081
T. Rowe Price New Era Fund, Cl I	107,932	4,082
Vanguard Inflation-Protected Securities Fund	1,244,008	12,627
Vanguard Short-Term Bond Index Fund	3,925,228	40,116
Vanguard Short-Term Inflation- Protected Securities Index Fund	1,305,552	31,686

Total Unaffiliated Registered Investment Companies (Cost $113,099) (000)		112,782

Total Investments In Securities — 100.0% (Cost $390,274) (000)		$412,483

Percentages are based on Net Assets of $412,543 (000).

Cl – Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2015 Fund

Schedule of Investments

September 30, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$ 179,057	$ 25,792	$ (31,752)	$(2,430)	$(104)	$170,563	$-	$-
KP International Equity Fund	36,623	2,401	(6,564)	(1,754)	910	31,616	-	-
KP Large Cap Equity Fund	89,342	3,762	(18,823)	3,235	5,290	82,806	-	-
KP Small Cap Equity Fund	16,167	676	(4,037)	968	942	14,716	-	-
Totals	$ 321,189	$ 32,631	$ (61,176)	$19	$7,038	$299,701	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

  KP Retirement Path 2020 Fund

  Schedule of Investments

  September 30, 2018 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 76.1%
KP Fixed Income Fund	32,795,643	$325,006
KP International Equity Fund	8,686,607	94,423
KP Large Cap Equity Fund	15,110,845	216,538
KP Small Cap Equity Fund	3,334,161	45,611

Total Affiliated Registered Investment Companies (Cost $618,401) (000)		681,578

Unaffiliated Registered Investment Companies — 23.9%
DFA Commodity Strategy Portfolio	1,434,410	8,363
DFA Investment Dimensions Group Inc - DFA International Real Estate Securities	1,704,723	8,660
DFA Real Estate Securities Portfolio	523,747	18,283
Lazard Global Listed Infrastructure Portfolio	583,686	8,965
T. Rowe Price Institutional Floating Rate Fund	895,850	8,950
T. Rowe Price New Era Fund, Cl I	236,560	8,947
Vanguard Inflation-Protected Securities Fund	2,637,088	26,766
Vanguard Short-Term Bond Index Fund	7,007,719	71,619
Vanguard Short-Term Inflation- Protected Securities Index Fund	2,214,280	53,741

Total Unaffiliated Registered Investment Companies (Cost $215,218) (000)		214,294

Total Investments In Securities — 100.0% (Cost $833,619) (000)		$895,872

Percentages are based on Net Assets of $895,981 (000).

Cl – Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2020 Fund

Schedule of Investments

September 30, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$309,890	$53,692	$(34,216)	$(4,237)	$(123)	$325,006	$-	$-
KP International Equity Fund	101,298	8,937	(13,281)	(4,645)	2,114	94,423	-	-
KP Large Cap Equity Fund	215,339	15,124	(35,465)	11,272	10,268	216,538	-	-
KP Small Cap Equity Fund	46,447	3,221	(9,807)	3,400	2,350	45,611	-	-
Totals	$672,974	$80,974	$(92,769)	$5,790	$14,609	$681,578	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

  KP Retirement Path 2025 Fund

  Schedule of Investments

  September 30, 2018 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 80.7%
KP Fixed Income Fund	34,653,930	$343,421
KP International Equity Fund	15,155,391	164,739
KP Large Cap Equity Fund	23,428,986	335,738
KP Small Cap Equity Fund	5,966,990	81,628

Total Affiliated Registered Investment Companies (Cost $823,613) (000)		925,526

Unaffiliated Registered Investment Companies — 19.3%
DFA Commodity Strategy Portfolio	1,846,726	10,766
DFA Investment Dimensions Group Inc - DFA International Real Estate Securities	2,193,827	11,145
DFA Real Estate Securities Portfolio	673,487	23,511
Lazard Global Listed Infrastructure Portfolio	750,745	11,531
T. Rowe Price Institutional Floating Rate Fund	1,152,817	11,517
T. Rowe Price New Era Fund, Cl I	304,235	11,506
Vanguard Inflation-Protected Securities Fund	3,321,764	33,716
Vanguard Short-Term Bond Index Fund	6,069,086	62,026
Vanguard Short-Term Inflation- Protected Securities Index Fund	1,859,606	45,133

Total Unaffiliated Registered Investment Companies (Cost $221,448) (000)		220,851

Total Investments In Securities — 100.0% (Cost $1,045,061) (000)		$1,146,377

Percentages are based on Net Assets of $1,146,469 (000).

Cl – Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2025 Fund

Schedule of Investments

September 30, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$ 307,654	$ 61,208	$(21,119)	$(4,237)	$ (85)	$343,421	$-	$-
KP International Equity Fund	164,867	19,529	(15,143)	(6,922)	2,408	164,739	-	-
KP Large Cap Equity Fund	313,441	29,178	(39,319)	21,011	11,427	335,738	-	-
KP Small Cap Equity Fund	77,485	7,169	(13,031)	6,833	3,172	81,628	-	-
Totals	$ 863,447	$ 117,084	$(88,612)	$16,685	$ 16,922	$925,526	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KP Retirement Path 2030 Fund

Schedule of Investments

September 30, 2018 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 85.7%
KP Fixed Income Fund	27,637,533	$273,888
KP International Equity Fund	19,229,341	209,023
KP Large Cap Equity Fund	26,069,783	373,581
KP Small Cap Equity Fund	7,485,102	102,396

Total Affiliated Registered Investment Companies (Cost $839,476) (000)		958,888

Unaffiliated Registered Investment Companies — 14.3%
DFA Commodity Strategy Portfolio	1,719,265	10,023
DFA Investment Dimensions Group Inc - DFA International Real Estate Securities	2,041,151	10,369
DFA Real Estate Securities Portfolio	626,298	21,864
Lazard Global Listed Infrastructure Portfolio	698,248	10,725
T. Rowe Price Institutional Floating Rate Fund	1,072,408	10,713
T. Rowe Price New Era Fund, Cl I	283,043	10,705
Vanguard Inflation-Protected Securities Fund	3,054,105	31,000
Vanguard Short-Term Bond Index Fund	3,203,953	32,744
Vanguard Short-Term Inflation- Protected Securities Index Fund	899,891	21,840

Total Unaffiliated Registered Investment Companies (Cost $159,815) (000)		159,983

Total Investments In Securities — 100.0% (Cost $999,291) (000)		$1,118,871

Percentages are based on Net Assets of $1,118,917 (000).

Cl – Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2030 Fund

Schedule of Investments

September 30, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$ 238,907	$ 53,567	$(15,228)	$(3,291)	$(67)	$273,888	$-	$-
KP International Equity Fund	203,754	28,211	(17,146)	(8,460)	2,664	209,023	-	-
KP Large Cap Equity Fund	337,314	38,134	(37,316)	24,647	10,802	373,581	-	-
KP Small Cap Equity Fund	94,220	10,564	(14,766)	8,765	3,613	102,396	-	-
Totals	$ 874,195	$ 130,476	$(84,456)	$21,661	$17,012	$958,888	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

KP Retirement Path 2035 Fund

Schedule of Investments

September 30, 2018 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 90.1%
KP Fixed Income Fund	25,523,707	$252,940
KP International Equity Fund	26,832,419	291,668
KP Large Cap Equity Fund	31,821,085	455,997
KP Small Cap Equity Fund	10,368,443	141,840

Total Affiliated Registered Investment Companies (Cost $987,775) (000)		1,142,445

Unaffiliated Registered Investment Companies — 9.9%
DFA Commodity Strategy Portfolio	1,745,995	10,179
DFA Investment Dimensions Group Inc - DFA International Real Estate Securities	2,072,313	10,527
DFA Real Estate Securities Portfolio	635,873	22,199
Lazard Global Listed Infrastructure Portfolio	708,825	10,888
T. Rowe Price Institutional Floating Rate Fund	1,088,800	10,877
T. Rowe Price New Era Fund, Cl I	287,337	10,867
Vanguard Inflation-Protected Securities Fund	3,088,389	31,347
Vanguard Short-Term Bond Index Fund	1,206,975	12,335
Vanguard Short-Term Inflation- Protected Securities Index Fund	254,258	6,171

Total Unaffiliated Registered Investment Companies (Cost $124,569) (000)		125,390

Total Investments In Securities — 100.0% (Cost $1,112,344) (000)		$1,267,835

Percentages are based on Net Assets of $1,267,846 (000).

Cl – Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2035 Fund

Schedule of Investments

September 30, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$216,991	$ 52,006	$(13,011)	$(2,994)	$(52)	$252,940	$-	$-
KP International Equity Fund	277,208	43,289	(20,649)	(11,314)	3,134	291,668	-	-
KP Large Cap Equity Fund	403,680	50,518	(41,057)	30,982	11,874	455,997	-	-
KP Small Cap Equity Fund	127,924	15,884	(18,985)	12,351	4,666	141,840	-	-
Totals	$1,025,803	$ 161,697	$(93,702)	$29,025	$19,622	$1,142,445	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

  KP Retirement Path 2040 Fund

  Schedule of Investments

  September 30, 2018 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 93.1%
KP Fixed Income Fund	19,632,285	$194,556
KP International Equity Fund	28,716,404	312,147
KP Large Cap Equity Fund	30,988,882	444,071
KP Small Cap Equity Fund	11,003,276	150,525

Total Affiliated Registered Investment Companies (Cost $946,170) (000)		1,101,299

Unaffiliated Registered Investment Companies — 6.9%
DFA Commodity Strategy Portfolio	1,345,626	7,845
DFA Investment Dimensions Group Inc - DFA International Real Estate Securities	1,596,520	8,110
DFA Real Estate Securities Portfolio	489,679	17,095
Lazard Global Listed Infrastructure Portfolio	545,980	8,386
T. Rowe Price Institutional Floating Rate Fund	838,792	8,380
T. Rowe Price New Era Fund, Cl I	221,372	8,372
Vanguard Inflation-Protected Securities Fund	2,366,208	24,017

Total Unaffiliated Registered Investment Companies (Cost $81,303) (000)		82,205

Total Investments In Securities — 100.0% (Cost $1,027,473) (000)		$1,183,504

Percentages are based on Net Assets of $1,183,492 (000).

Cl – Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended September 30, 2018, there were no Level 3 investments.

For the period ended September 30, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2040 Fund

Schedule of Investments

September 30, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$ 164,735	$ 40,706	$ (8,574)	$ (2,275)	$ (36)	$ 194,556	$ -	$ -
KP International Equity Fund	290,421	48,661	(18,087)	(11,520)	2,672	312,147	-	-
KP Large Cap Equity Fund	385,954	51,505	(34,792)	31,339	10,065	444,071	-	-
KP Small Cap Equity Fund	132,342	17,643	(17,360)	13,584	4,316	150,525	-	-
Totals	$ 973,452	$ 158,515	$ (78,813)	$ 31,128	$ 17,017	$1,101,299	$ -	$ -

Amounts designated as “-“ are $0 or have been rounded to $0.

  KP Retirement Path 2045 Fund

  Schedule of Investments

  September 30, 2018 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.5%
KP Fixed Income Fund	12,632,960	$125,193
KP International Equity Fund	23,378,108	254,120
KP Large Cap Equity Fund	24,141,045	345,941
KP Small Cap Equity Fund	9,010,285	123,261

Total Affiliated Registered Investment Companies (Cost $732,631) (000)		848,515

Unaffiliated Registered Investment Companies — 5.5%
DFA Commodity Strategy Portfolio	806,432	4,701
DFA Investment Dimensions Group Inc - DFA International Real Estate Securities	956,269	4,858
DFA Real Estate Securities Portfolio	293,124	10,233
Lazard Global Listed Infrastructure Portfolio	326,855	5,020
T. Rowe Price Institutional Floating Rate Fund	502,334	5,018
T. Rowe Price New Era Fund, Cl I	132,536	5,013
Vanguard Inflation-Protected Securities Fund	1,392,382	14,133

Total Unaffiliated Registered Investment Companies (Cost $48,420) (000)		48,976

Total Investments In Securities — 100.0% (Cost $781,051) (000)		$897,491

Percentages are based on Net Assets of $897,477 (000).

Cl — Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended September 30, 2018, there were no Level 3 investments.

For the period ended September 30, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2045 Fund

Schedule of Investments

September 30, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$ 103,026	$ 29,530	$ (5,926)	$ (1,412)	$ (25)	$ 125,193	$ -	$ -
KP International Equity Fund	227,002	47,700	(13,426)	(9,072)	1,916	254,120	-	-
KP Large Cap Equity Fund	291,029	49,551	(26,401)	24,128	7,634	345,941	-	-
KP Small Cap Equity Fund	104,856	17,840	(13,866)	10,974	3,457	123,261	-	-
	$ 725,913	$ 144,621	$ (59,619)	$ 24,618	$12,982	$ 848,515	$ -	$ -

  KP Retirement Path 2050 Fund

  Schedule of Investments

  September 30, 2018 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.0%
KP Fixed Income Fund	6,296,390	$62,397
KP International Equity Fund	14,059,544	152,827
KP Large Cap Equity Fund	14,407,669	206,463
KP Small Cap Equity Fund	5,432,344	74,314

Total Affiliated Registered Investment Companies (Cost $435,952) (000)		496,001

Unaffiliated Registered Investment Companies — 5.0%
DFA Commodity Strategy Portfolio	428,834	2,500
DFA Investment Dimensions Group Inc - DFA International Real Estate Securities	508,476	2,583
DFA Real Estate Securities Portfolio	156,033	5,447
Lazard Global Listed Infrastructure Portfolio	173,749	2,669
T. Rowe Price Institutional Floating Rate Fund	267,150	2,669
T. Rowe Price New Era Fund, Cl I	70,400	2,663
Vanguard Inflation-Protected Securities Fund	722,991	7,338

Total Unaffiliated Registered Investment Companies (Cost $25,708) (000)		25,869

Total Investments In Securities — 100.0% (Cost $461,660) (000)		$521,870

Percentages are based on Net Assets of $521,860 (000).

Cl – Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended September 30, 2018, there were no Level 3 investments.

For the period ended September 30, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2050 Fund

Schedule of Investments

September 30, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$ 47,536	$ 18,559	$ (3,046)	$ (591)	$ (61)	$ 62,397	$ -	$ -
KP International Equity Fund	126,616	38,805	(8,287)	(5,108)	801	152,827	-	-
KP Large Cap Equity Fund	161,162	42,472	(15,605)	13,914	4,520	206,463	-	-
KP Small Cap Equity Fund	58,229	15,443	(7,795)	6,559	1,878	74,314	-	-
	$ 393,543	$115,279	$ (34,733)	$ 14,774	$ 7,138	$ 496,001	$ -	$ -

 KP Retirement Path 2055 Fund

 Schedule of Investments

 September 30, 2018 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.0%
KP Fixed Income Fund	1,801,326	$17,851
KP International Equity Fund	4,470,557	48,595
KP Large Cap Equity Fund	4,555,870	65,286
KP Small Cap Equity Fund	1,695,511	23,195

Total Affiliated Registered Investment Companies (Cost $140,214) (000)		154,927

Unaffiliated Registered Investment Companies — 5.0%
DFA Commodity Strategy Portfolio	136,773	797
DFA Investment Dimensions Group Inc - DFA International Real Estate Securities	161,795	822
DFA Real Estate Securities Portfolio	49,600	1,732
Lazard Global Listed Infrastructure Portfolio	55,201	848
T. Rowe Price Institutional Floating Rate Fund	84,981	849
T. Rowe Price New Era Fund, Cl I	22,373	846
Vanguard Inflation-Protected Securities Fund	214,725	2,179

Total Unaffiliated Registered Investment Companies (Cost $8,074) (000)		8,073

Total Investments In Securities — 100.0% (Cost $148,288) (000)		$163,000

Percentages are based on Net Assets of $162,996 (000).

Cl – Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended September 30, 2018, there were no Level 3 investments.

For the period ended September 30, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2055 Fund

Schedule of Investments

September 30, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$11,964	$7,060	$(1,012)	$(139)	$(22)	$17,851	$-	$-
KP International Equity Fund	34,624	18,172	(2,859)	(1,856)	514	48,595	-	-
KP Large Cap Equity Fund	43,926	20,874	(4,986)	4,529	943	65,286	-	-
KP Small Cap Equity Fund	15,711	7,494	(2,489)	1,830	649	23,195	-	-
	$106,225	$53,600	$(11,346)	$4,364	$2,084	$154,927	$-	$-

KP Retirement Path 2060 Fund

Schedule of Investments

September 30, 2018 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.0%
KP Fixed Income Fund	365,766	$3,625
KP International Equity Fund	906,078	9,849
KP Large Cap Equity Fund	924,920	13,255
KP Small Cap Equity Fund	344,312	4,710

Total Affiliated Registered Investment Companies (Cost $29,748) (000)		31,439

Unaffiliated Registered Investment Companies — 5.0%
DFA Commodity Strategy Portfolio	27,345	159
DFA Investment Dimensions Group Inc - DFA International Real Estate Securities	32,423	165
DFA Real Estate Securities Portfolio	9,955	347
Lazard Global Listed Infrastructure Portfolio	11,077	170
T. Rowe Price Institutional Floating Rate Fund	17,036	170
T. Rowe Price New Era Fund, Cl I	4,485	170
Vanguard Inflation-Protected Securities Fund	45,109	458

Total Unaffiliated Registered Investment Companies (Cost $1,644) (000)		1,639

Total Investments In Securities — 100.0% (Cost $31,392) (000)		$33,078

Percentages are based on Net Assets of $33,077 (000).

Cl – Class

As of September 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the period ended September 30, 2018, there were no Level 3 investments.

For the period ended September 30, 2018, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2060 Fund

Schedule of Investments

September 30, 2018 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2018	Dividend Income	Capital Gain Distributions
KP Fixed Income Fund	$2,462	$1,964	$(765)	$(23)	$(13)	$3,625	$-	$-
KP International Equity Fund	7,123	5,108	(2,072)	(707)	397	9,849	-	-
KP Large Cap Equity Fund	9,032	5,963	(2,854)	555	559	13,255	-	-
KP Small Cap Equity Fund	3,231	2,140	(1,172)	302	209	4,710	-	-
	$21,848	$15,175	$(6,863)	$127	$1,152	$31,439	$-	$-

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Common Stock — 98.4%

Communication Services – 8.9%
Activision Blizzard	86,362	$7,184
Alphabet, Cl A*	39,386	47,542
Alphabet, Cl C*	29,355	35,034
AT&T	255,951	8,595
CBS, Cl B	10,687	614
CenturyLink	30,330	643
Charter Communications, Cl A*	5,600	1,825
Comcast, Cl A	515,275	18,246
Discovery, Cl A*	4,793	153
Discovery, Cl C*	63,272	1,871
DISH Network, Cl A*	7,284	260
Electronic Arts*	55,796	6,723
Facebook, Cl A*	245,853	40,433
IAC*	19,537	4,234
Interpublic Group of Companies	148,909	3,405
John Wiley & Sons, Cl A	38,264	2,319
Live Nation Entertainment*	13,378	729
Match Group*	5,545	321
News, Cl A	11,668	154
News, Cl B	3,100	42
Omnicom Group	74,699	5,081
Take-Two Interactive Software*	3,500	483
Tencent Holdings ADR	231,200	9,442
T-Mobile US*	36,475	2,560
Twenty-First Century Fox	15,028	688
Twenty-First Century Fox, Cl A	48,687	2,256
Twitter*	22,300	635
United States Cellular*	35,029	1,569
Verizon Communications	223,012	11,907
Viacom, Cl B	125,643	4,242
Walt Disney	46,868	5,481
Zynga, Cl A*	99,165	398

		225,069

Consumer Discretionary – 12.6%
Advance Auto Parts	17,040	2,868
Amazon.com*	50,890	101,933
Aptiv*	96,243	8,075
AutoZone*	1,126	873
Best Buy	47,887	3,800
Booking Holdings*	10,458	20,749
BorgWarner	6,197	265
Brunswick	3,323	223
Burlington Stores*	15,343	2,500
CarMax*	5,489	410
Carnival	12,657	807
Carter’s	5,649	557

Description	Shares	Value (000)
Chipotle Mexican Grill, Cl A*	2,238	$1,017
Columbia Sportswear	5,882	547
Darden Restaurants	23,829	2,650
Dollar General	70,931	7,753
Dollar Tree*	7,401	604
DR Horton	14,404	608
Expedia Group	3,680	480
Extended Stay America	14,500	293
Foot Locker	74,495	3,798
Ford Motor	122,852	1,136
Gap	66,171	1,909
Garmin	4,049	284
General Motors	40,775	1,373
Genuine Parts	4,515	449
Goodyear Tire & Rubber	7,530	176
Graham Holdings, Cl B	703	407
H&R Block	27,978	720
Hanesbrands	100,848	1,859
Harley-Davidson	18,161	823
Hasbro	3,501	368
Hilton Worldwide Holdings	110,008	8,886
Home Depot	55,534	11,504
Hyatt Hotels, Cl A	11,615	924
Johnson Controls International	228,078	7,983
Kohl’s	13,476	1,005
L Brands	7,325	222
Las Vegas Sands	119,732	7,104
Lear	10,129	1,469
Leggett & Platt	4,046	177
Lennar, Cl A	9,495	443
LKQ*	9,400	298
Lowe’s	81,355	9,341
Lululemon Athletica*	19,907	3,235
Macy’s	46,290	1,608
Marriott International, Cl A	9,323	1,231
Mattel*	11,108	174
McDonald’s	34,325	5,742
MGM Resorts International	15,900	444
Michael Kors Holdings*	95,796	6,568
Mohawk Industries*	2,001	351
Netflix*	29,693	11,109
Newell Brands	55,305	1,123
NIKE, Cl B	89,895	7,616
Nordstrom	39,549	2,365
Norwegian Cruise Line Holdings*	6,400	368
NVR*	837	2,068
O’Reilly Automotive*	2,551	886
PulteGroup	14,204	352
PVH	2,342	338
Ralph Lauren, Cl A	35,547	4,889

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Restaurant Brands International	47,500	$2,816
Ross Stores	100,387	9,948
Royal Caribbean Cruises	12,138	1,577
Skechers U.S.A., Cl A*	48,693	1,360
Starbucks	42,946	2,441
Tapestry	8,789	442
Target	88,300	7,789
Tesla*	26,687	7,066
Thor Industries	7,134	597
Tiffany	13,125	1,693
TJX	49,448	5,539
Toll Brothers	6,510	215
Tractor Supply	3,743	340
TripAdvisor*	3,393	173
Ulta Beauty*	1,793	506
Under Armour, Cl A*	6,200	132
Under Armour, Cl C*	6,320	123
Urban Outfitters*	77,405	3,166
Vail Resorts	4,214	1,156
VF	10,114	945
Whirlpool	1,937	230
Wyndham Hotels & Resorts	11,670	648
Wynn Resorts	2,991	380
Yum! Brands	9,959	905

		320,324

Consumer Staples – 5.4%
Altria Group	111,633	6,733
Archer-Daniels-Midland	117,984	5,931
Brown-Forman, Cl B	5,105	258
Campbell Soup	6,013	220
Church & Dwight	7,689	456
Clorox	4,025	605
Coca-Cola	120,704	5,575
Colgate-Palmolive	49,186	3,293
Conagra Brands	12,042	409
Constellation Brands, Cl A	5,262	1,135
Costco Wholesale	20,399	4,791
Coty, Cl A	14,650	184
Danone	24,835	1,923
Diageo	137,150	4,861
Energizer Holdings	34,861	2,045
Estee Lauder, Cl A	28,866	4,195
Flowers Foods	21,650	404
General Mills	117,578	5,046
Hershey	12,912	1,317
Hormel Foods	8,470	334
Ingredion	9,693	1,017
JM Smucker	18,325	1,880
Kellogg	7,815	547
Kimberly-Clark	22,473	2,554

Description	Shares	Value (000)
Kraft Heinz	19,877	$1,095
Kroger	25,000	728
McCormick	3,730	491
Molson Coors Brewing, Cl B	26,241	1,614
Mondelez International, Cl A	45,917	1,973
Monster Beverage*	12,620	735
Nestle	80,293	6,694
Nu Skin Enterprises, Cl A	18,157	1,497
PepsiCo	86,118	9,628
Philip Morris International	235,045	19,166
Pinnacle Foods	13,962	905
Procter & Gamble	136,677	11,376
Reckitt Benckiser Group	24,687	2,258
Sysco	58,395	4,277
Tyson Foods, Cl A	9,274	552
US Foods Holding*	23,501	724
Walgreens Boots Alliance	41,521	3,027
Walmart	151,866	14,262

		136,715

Energy – 5.1%
Anadarko Petroleum	109,229	7,363
Andeavor	4,332	665
Apache	11,896	567
Baker Hughes a GE	12,823	434
Cabot Oil & Gas	13,934	314
Chevron	126,244	15,437
Cimarex Energy	3,036	282
Concho Resources*	6,400	978
ConocoPhillips	180,699	13,986
Devon Energy	54,720	2,186
Diamondback Energy	16,692	2,257
Energen*	16,135	1,390
EOG Resources	58,891	7,513
EQT	7,940	351
Exxon Mobil	255,130	21,691
Halliburton	29,039	1,177
Helmerich & Payne	3,287	226
Hess	7,996	572
HollyFrontier	71,824	5,020
Kinder Morgan	59,623	1,057
Marathon Oil	158,375	3,687
Marathon Petroleum	57,180	4,573
National Oilwell Varco	12,046	519
Newfield Exploration*	5,837	168
Noble Energy	15,216	475
Occidental Petroleum	91,225	7,496
Oceaneering International*	8,962	247
ONEOK	12,960	879
Parsley Energy, Cl A*	36,249	1,060
PBF Energy, Cl A	29,946	1,495

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Phillips 66	21,759	$2,453
Pioneer Natural Resources	6,995	1,218
Schlumberger	148,743	9,061
TechnipFMC	13,312	416
Valero Energy	68,703	7,815
Whiting Petroleum*	76,184	4,041
Williams	38,561	1,048

		130,117

Financials – 13.6%
Affiliated Managers Group	1,700	232
Aflac	64,143	3,019
Allstate	64,819	6,398
American Express	103,457	11,017
American Financial Group	15,494	1,719
American International Group	28,056	1,494
Ameriprise Financial	23,882	3,526
Aon	60,384	9,286
Arthur J Gallagher	5,600	417
Assurant	1,627	176
Athene Holding, Cl A*	8,963	463
Bank of America	628,087	18,503
Bank of New York Mellon	121,660	6,203
BB&T	24,429	1,186
Berkshire Hathaway, Cl B*	103,639	22,190
BlackRock, Cl A	21,903	10,324
Brighthouse Financial*	3,632	161
Capital One Financial	57,335	5,443
Cboe Global Markets	3,500	336
Charles Schwab	192,294	9,451
Chubb	72,831	9,733
Cincinnati Financial	4,710	362
Citigroup	212,343	15,233
Citizens Financial Group	95,932	3,700
CME Group, Cl A	19,111	3,253
Comerica	9,827	886
Discover Financial Services	38,016	2,906
E*TRADE Financial*	8,275	434
Erie Indemnity, Cl A	1,096	140
Everest Re Group	13,690	3,128
Fidelity National Financial	40,531	1,595
Fifth Third Bancorp	21,418	598
First American Financial	13,949	720
Franklin Resources	9,632	293
Goldman Sachs Group	52,670	11,811
Hartford Financial Services Group	11,207	560
Huntington Bancshares	34,576	516
Interactive Brokers Group, Cl A	13,145	727
Intercontinental Exchange	82,179	6,154
Invesco	12,873	295
Jefferies Financial Group	9,447	207

Description	Shares	Value (000)
JPMorgan Chase	377,135	$42,556
KeyCorp	33,134	659
Lazard, Cl A	19,522	940
Lincoln National	6,657	450
Loews	9,033	454
LPL Financial Holdings	3,297	213
M&T Bank	4,524	744
Marsh & McLennan	15,901	1,315
MetLife	126,477	5,909
Moody’s	25,536	4,270
Morgan Stanley	113,983	5,308
Morningstar	588	74
MSCI, Cl A	13,785	2,446
Nasdaq	55,404	4,754
Northern Trust	6,892	704
People’s United Financial	10,854	186
PNC Financial Services Group	109,008	14,846
Popular	5,731	294
Principal Financial Group	19,176	1,124
Progressive	93,126	6,616
Prudential Financial	29,995	3,039
Raymond James Financial	4,100	377
Regions Financial	198,801	3,648
Reinsurance Group of America, Cl A	20,459	2,958
S&P Global	33,387	6,523
State Street	55,367	4,639
SunTrust Banks	27,871	1,861
SVB Financial Group*	1,700	528
Synchrony Financial	51,098	1,588
T Rowe Price Group	26,583	2,902
TD Ameritrade Holding	61,260	3,236
Torchmark	3,187	276
Travelers	77,641	10,071
Unum Group	6,555	256
US Bancorp	222,922	11,772
Voya Financial	6,761	336
Wells Fargo	420,582	22,106
Willis Towers Watson	4,122	581
Zions Bancorp	20,547	1,030

		346,384

Health Care – 15.9%
Abbott Laboratories	195,000	14,305
AbbVie	69,053	6,531
ABIOMED*	9,006	4,050
Aetna	15,777	3,200
Agilent Technologies	26,917	1,899
Alexion Pharmaceuticals*	30,196	4,198
Align Technology*	7,257	2,839
Allergan	23,384	4,454

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
AmerisourceBergen, Cl A	5,101	$470
Amgen	54,538	11,305
Anthem	31,375	8,598
Baxter International	93,115	7,178
Becton Dickinson	46,399	12,110
Biogen*	30,831	10,893
Boston Scientific*	51,150	1,969
Bristol-Myers Squibb	111,215	6,904
Cardinal Health	30,905	1,669
Celgene*	45,022	4,029
Centene*	27,303	3,953
Cerner*	10,549	679
Charles River Laboratories International*	9,524	1,281
Cigna	117,869	24,546
Cooper	4,994	1,384
CVS Health	32,189	2,534
Danaher	79,323	8,619
DaVita*	4,348	311
DENTSPLY SIRONA	6,849	259
DexCom*	1,580	226
Edwards Lifesciences*	6,482	1,129
Eli Lilly	44,970	4,826
Envision Healthcare*	3,866	177
Express Scripts Holding*	78,344	7,444
Gilead Sciences	82,239	6,350
HCA Healthcare	60,688	8,443
Henry Schein*	4,853	413
Hologic*	8,200	336
Humana	42,431	14,364
ICU Medical*	641	181
IDEXX Laboratories*	7,701	1,923
Illumina*	4,560	1,674
Incyte*	5,400	373
Intuitive Surgical*	25,766	14,790
IQVIA Holdings*	5,000	649
Johnson & Johnson	264,447	36,539
Laboratory Corp of America Holdings*	3,203	556
McKesson	31,971	4,241
MEDNAX*	34,812	1,624
Medtronic	180,331	17,739
Merck	251,922	17,871
Mettler-Toledo International*	800	487
Mylan*	16,108	590
Nektar Therapeutics, Cl A*	5,100	311
Novartis	11,555	994
PerkinElmer	3,496	340
Perrigo	3,932	278
Pfizer	573,400	25,270
Premier, Cl A*	24,718	1,132

Description	Shares	Value (000)
Quest Diagnostics	4,262	$460
Regeneron Pharmaceuticals*	7,519	3,038
ResMed	13,346	1,539
Roche Holding	4,645	1,125
Stryker	63,684	11,315
TESARO*	445	17
Thermo Fisher Scientific	40,780	9,954
United Therapeutics*	5,995	767
UnitedHealth Group	120,721	32,117
Universal Health Services, Cl B	2,800	358
Varian Medical Systems*	15,884	1,778
Vertex Pharmaceuticals*	62,713	12,087
Waters*	2,459	479
WellCare Health Plans*	14,771	4,734
Zimmer Biomet Holdings	6,398	841
Zoetis, Cl A	15,172	1,389

		403,435

Industrials – 10.2%
3M	42,035	8,857
Acuity Brands	5,440	855
Alaska Air Group	3,900	269
Allegion	2,856	259
Allison Transmission Holdings	22,214	1,155
American Airlines Group	13,049	539
AMETEK	7,248	573
AO Smith	4,500	240
Arconic	12,755	281
Boeing	121,857	45,319
Canadian National Railway	26,884	2,414
Caterpillar	43,118	6,575
CH Robinson Worldwide	4,264	418
Cintas	2,676	529
Copa Holdings, Cl A	1,531	122
Copart*	17,677	911
Crane	28,373	2,790
CSX	25,404	1,881
Cummins	12,083	1,765
Curtiss-Wright	3,261	448
Deere	10,167	1,528
Delta Air Lines	58,078	3,359
Dover	4,863	431
Dun & Bradstreet	10,533	1,501
Eaton	103,760	8,999
Emerson Electric	19,718	1,510
Equifax	22,400	2,925
Expeditors International of Washington	11,191	823
Fastenal	9,009	523
FedEx	15,807	3,806
Flowserve	4,043	221

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Fluor	4,185	$243
Fortive	35,661	3,003
Fortune Brands Home & Security	4,500	236
General Dynamics	21,281	4,357
General Electric	274,738	3,102
Harris	3,712	628
HD Supply Holdings*	20,294	868
Honeywell International	128,916	21,452
Huntington Ingalls Industries	11,126	2,849
IDEX	7,294	1,099
IHS Markit*	11,130	601
Illinois Tool Works	39,605	5,589
Ingersoll-Rand	95,981	9,819
ITT	6,186	379
Jacobs Engineering Group	3,630	278
JB Hunt Transport Services	2,700	321
Kansas City Southern	23,835	2,700
KAR Auction Services	27,255	1,627
L3 Technologies	8,790	1,869
Lockheed Martin	20,036	6,932
ManpowerGroup	12,277	1,055
Masco	9,786	358
Nielsen Holdings	10,600	293
Norfolk Southern	16,763	3,026
Northrop Grumman	46,990	14,913
nVent Electric	26,092	709
Oshkosh	6,688	476
PACCAR	10,917	744
Parker-Hannifin	4,160	765
Pentair	23,535	1,020
Quanta Services*	4,576	153
Raytheon	26,872	5,553
Regal Beloit	10,305	850
Republic Services, Cl A	6,871	499
Robert Half International	51,248	3,607
Rockwell Automation	3,942	739
Rockwell Collins	5,036	707
Rollins	3,100	188
Roper Technologies	3,273	970
Snap-on	1,729	317
Southwest Airlines	16,715	1,044
Spirit AeroSystems Holdings, Cl A	54,166	4,965
Stanley Black & Decker	25,197	3,690
Stericycle*	2,621	154
Teledyne Technologies*	3,528	870
Terex	4,247	170
Textron	8,014	573
TransDigm Group*	1,500	558
Union Pacific	64,589	10,517
United Continental Holdings*	7,362	656

Description	Shares	Value (000)
United Parcel Service, Cl B	43,041	$5,025
United Rentals*	2,629	430
United Technologies	61,022	8,532
Verisk Analytics, Cl A*	5,300	639
Waste Connections	42,950	3,426
Waste Management	62,636	5,660
WW Grainger	12,543	4,483
Xylem	5,622	449

		258,561

Information Technology – 20.8%
Accenture, Cl A	104,191	17,733
Adobe Systems*	63,767	17,214
Advanced Micro Devices*	27,500	849
Akamai Technologies*	22,126	1,619
Alibaba Group Holding ADR*	51,000	8,403
Alliance Data Systems	1,480	350
Amdocs	22,410	1,479
Amphenol, Cl A	9,452	889
Analog Devices	29,817	2,757
ANSYS*	7,940	1,482
Apple	342,624	77,344
Applied Materials	99,610	3,850
Arista Networks*	1,700	452
ASML Holding, Cl G	9,100	1,711
Aspen Technology*	19,347	2,204
Autodesk*	6,908	1,078
Automatic Data Processing	13,768	2,074
Black Knight*	23,271	1,209
Broadcom	29,701	7,328
Broadridge Financial Solutions	28,822	3,803
CA	9,820	434
Cadence Design Systems*	32,950	1,493
CDW	36,384	3,235
Cisco Systems	281,851	13,712
Citrix Systems	4,042	449
Cognizant Technology Solutions, Cl A	73,483	5,669
Corning	26,123	922
Dell Technologies, Cl V*	16,588	1,611
DXC Technology	105,622	9,878
eBay*	56,779	1,875
EPAM Systems*	8,057	1,109
F5 Networks*	28,294	5,642
Fidelity National Information Services	88,334	9,635
Fiserv*	66,564	5,484
FleetCor Technologies*	3,623	825
FLIR Systems	22,004	1,353
Fortinet*	15,542	1,434
Gartner*	2,867	454

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Global Payments	41,112	$5,238
Hewlett Packard Enterprise	47,045	767
HP	93,035	2,397
Intel	312,173	14,763
International Business Machines	62,920	9,514
Intuit	70,835	16,108
IPG Photonics*	1,100	172
Juniper Networks	10,780	323
KLA-Tencor	27,445	2,791
Lam Research	16,105	2,443
Marvell Technology Group	8,733	169
Mastercard, Cl A	43,014	9,575
Maxim Integrated Products	98,550	5,557
Microchip Technology	7,246	572
Micron Technology*	170,389	7,707
Microsoft	782,792	89,528
Motorola Solutions	5,065	659
NetApp	8,294	712
NVIDIA	56,943	16,002
Oracle	172,691	8,904
Palo Alto Networks*	10,116	2,279
Paychex	9,867	727
PayPal Holdings*	141,753	12,452
Perspecta	18,210	468
Qorvo*	3,900	300
QUALCOMM	43,981	3,168
Red Hat*	54,861	7,476
salesforce.com*	68,225	10,850
Seagate Technology	8,969	425
ServiceNow*	14,741	2,884
Skyworks Solutions	23,499	2,132
Splunk*	6,000	725
Symantec	19,037	405
Synopsys*	24,961	2,461
TE Connectivity	11,015	969
Texas Instruments	132,538	14,220
Total System Services	28,942	2,858
Twilio, Cl A*	26,089	2,251
Ubiquiti Networks	5,225	517
VeriSign*	3,312	530
Visa, Cl A	214,063	32,129
VMware, Cl A*	34,479	5,381
Western Digital	29,344	1,718
Western Union	13,763	262
Workday, Cl A*	20,568	3,002
Xerox	6,504	175
Xilinx	10,998	882
Zebra Technologies, Cl A*	9,899	1,750
Zendesk*	14,223	1,010

		527,349

Description	Shares	Value (000)
Materials – 2.0%
Air Products & Chemicals	22,051	$3,684
Albemarle	3,400	339
Avery Dennison	2,768	300
Ball	10,704	471
Berry Global Group*	36,815	1,781
Celanese, Cl A	11,983	1,366
CF Industries Holdings	7,351	400
Chemours	5,827	230
Crown Holdings*	32,497	1,560
Domtar	8,847	462
DowDuPont	96,739	6,221
Eastman Chemical	16,030	1,534
Ecolab	8,167	1,280
FMC	4,232	369
Freeport-McMoRan	65,444	911
Huntsman	44,859	1,221
International Flavors & Fragrances	2,442	340
International Paper	12,776	628
LyondellBasell Industries, Cl A	58,724	6,020
Martin Marietta Materials	1,900	346
Mosaic	10,781	350
Newmont Mining	25,149	759
Nucor	9,942	631
Olin	5,416	139
Packaging Corp of America	2,982	327
PPG Industries	77,063	8,410
Praxair	9,014	1,449
Reliance Steel & Aluminum	2,098	179
Sealed Air	5,142	206
Sherwin-Williams	11,591	5,276
Steel Dynamics	64,861	2,931
Vulcan Materials	4,027	448
Westlake Chemical	8,032	668
WestRock	7,778	416
WR Grace	9,384	671

		52,323

Real Estate – 1.6%
Alexandria Real Estate Equities‡	3,200	402
American Tower, Cl A‡	24,775	3,600
Apartment Investment & Management, Cl A‡	4,754	210
AvalonBay Communities‡	4,312	781
Boston Properties‡	4,824	594
CBRE Group, Cl A*	66,078	2,914
Crown Castle International‡	50,805	5,656
Digital Realty Trust‡	6,500	731
Duke Realty‡	10,800	306
Equinix‡	2,471	1,070
Equity LifeStyle Properties‡	35,062	3,382

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Equity Residential‡	11,384	$754
Essex Property Trust‡	2,032	501
Extra Space Storage‡	3,900	338
Federal Realty Investment Trust‡	2,200	278
Gaming and Leisure Properties‡	37,790	1,332
HCP‡	14,595	384
Host Hotels & Resorts‡	23,018	486
Iron Mountain‡	8,486	293
Kimco Realty‡	13,445	225
Liberty Property Trust‡	14,160	598
Macerich‡	3,145	174
Mid-America Apartment Communities‡	3,600	361
Park Hotels & Resorts‡	30,182	991
Prologis‡	75,025	5,086
Public Storage‡	12,077	2,435
Realty Income‡	8,700	495
Regency Centers‡	5,200	336
SBA Communications, Cl A‡ *	3,600	578
Simon Property Group‡	9,703	1,715
SL Green Realty‡	13,998	1,365
UDR‡	8,300	336
Ventas‡	11,013	599
Vornado Realty Trust‡	5,303	387
Welltower‡	11,503	740
Weyerhaeuser‡	23,882	771

		41,204

Utilities – 2.3%
AES	20,996	294
Alliant Energy	7,100	302
Ameren	25,716	1,626
American Electric Power	46,096	3,267
American Water Works	26,882	2,365
CenterPoint Energy	45,761	1,265
CMS Energy	8,564	420
Consolidated Edison	40,241	3,066
Dominion Energy	20,415	1,435
DTE Energy	5,608	612
Duke Energy	106,161	8,495
Edison International	10,068	681
Entergy	5,754	467
Evergy	8,400	461
Eversource Energy	9,905	609
Exelon	248,998	10,871
FirstEnergy	15,733	585
NextEra Energy	24,798	4,156
NiSource	12,046	300
NRG Energy	9,264	347
OGE Energy	36,151	1,313
PG&E*	16,105	741

Description	Shares	Value (000)
Pinnacle West Capital	3,492	$277
PPL	21,599	632
Public Service Enterprise Group	15,882	838
SCANA	4,606	179
Sempra Energy	35,047	3,987
Southern	115,737	5,046
WEC Energy Group	9,720	649
Xcel Energy	51,163	2,415

		57,701

Total Common Stock (Cost $1,975,404) (000)		2,499,182

Preferred Stock — 0.2%
Air BNB, Ser D* (A)(B)	11,406	1,339
Air BNB, Ser E* (A)(B)	6,939	815
Magic Leap* (A)(B)	5,553	150
Magic Leap, Ser C* (A)(B)	13,521	365
Uber Technologies, Cl E* (A)(B)	21,969	1,072
Uber Technologies, Cl G* (A)(B)	7,921	386

Total Preferred Stock (Cost $2,691) (000)		4,127

Short-Term Investment — 1.3%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 1.950%, (C)	34,100,430	34,100

Total Short-Term Investment (Cost $34,100) (000)		34,100

Total Investments In Securities — 99.9% (Cost $2,012,195) (000)		$2,537,409

Percentages are based on Net Assets of $2,539,399 (000).

A list of the open futures contracts held by the Fund at September 30, 2018, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	111	Dec-2018	$16,124	$16,200	$76

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Currently, no stated interest rate.
(C)	The rate reported is the 7-day effective yield as of September 30, 2018.

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of September 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$2,499,182	$—	$—	$2,499,182
Preferred Stock	—	—	4,127	4,127
Short-Term Investment	34,100	—	—	34,100

Total Investments in Securities	$2,533,282	$—	$4,127	$2,537,409

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts**
Unrealized Appreciation	$76	$—	$—	$76

Total Other Financial Instruments	$76	$—	$—	$76

** Futures contracts are valued at the unrealized appreciation on the instruments.

^ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2018, there were no transfers in and out of Level

3. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2018, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “-“ are $0 or have been rounded to $0.

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Common Stock — 96.3%

Communication Services – 2.8%
AH Belo, Cl A	197,880	$910
ATN International	17,071	1,261
Beasley Broadcast Group, Cl A	93,999	649
Cincinnati Bell*	13,906	222
Cogent Communications Holdings	11,832	660
Consolidated Communications Holdings	20,962	273
EW Scripps, Cl A	16,113	266
Frontier Communications	30,700	199
Gannett	32,101	321
IAC*	21,378	4,633
Iridium Communications*	27,942	629
John Wiley & Sons, Cl A	72,777	4,410
Madison Square Garden*	5,012	1,580
Marcus	5,460	230
MDC Partners, Cl A*	131,666	546
Meredith	76,470	3,904
New Media Investment Group	15,772	248
Nexstar Media Group, Cl A	40,075	3,262
ORBCOMM*	130,613	1,418
Pandora Media*	96,740	920
QuinStreet*	10,502	143
Scholastic	8,006	374
Spok Holdings	5,100	79
Vonage Holdings*	215,252	3,048
World Wrestling Entertainment, Cl A	38,240	3,699
XO Group*	7,077	244

		34,128

Consumer Discretionary – 11.7%
1-800-Flowers.com, Cl A*	152,257	1,797
Aaron’s	20,540	1,119
Abercrombie & Fitch, Cl A	19,293	407
Advance Auto Parts	10,119	1,703
American Axle & Manufacturing Holdings*	32,351	564
American Public Education*	4,792	158
Asbury Automotive Group*	5,862	403
Ascena Retail Group*	49,377	226
Aspen Group*	71,586	487
Barnes & Noble	15,889	92
Barnes & Noble Education*	11,026	64
Belmond, Cl A*	26,032	475
Big 5 Sporting Goods	5,300	27
Big Lots	58,170	2,431
BJ’s Restaurants	53,641	3,873
BMC Stock Holdings*	101,575	1,894

Description	Shares	Value (000)
Bojangles’*	198,615	$3,118
Buckle	8,239	190
Caleres	12,203	438
Callaway Golf	25,215	612
Career Education*	19,367	289
Carter’s	21,708	2,140
Cato, Cl A	6,513	137
Cavco Industries*	2,418	612
Century Casinos*	221,550	1,653
Chegg*	107,126	3,046
Chico’s FAS	303,498	2,631
Children’s Place	4,723	604
Chuy’s Holdings*	109,716	2,880
Cooper Tire & Rubber	192,720	5,454
Cooper-Standard Holdings*	4,715	566
Core-Mark Holding	13,197	448
Crocs*	19,482	415
Dave & Buster’s Entertainment	11,226	743
Del Frisco’s Restaurant Group*	275,225	2,284
Dine Brands Global	22,729	1,848
Dorman Products*	8,428	648
DSW, Cl A	69,965	2,370
El Pollo Loco Holdings*	6,356	80
Eldorado Resorts*	55,735	2,709
Ethan Allen Interiors	6,811	141
Etsy*	58,210	2,991
Express*	238,904	2,642
Extended Stay America	123,581	2,500
Fiesta Restaurant Group*	6,855	183
Five Below*	17,125	2,227
Fossil Group*	13,146	306
Fox Factory Holding*	43,201	3,026
Francesca’s Holdings*	11,062	41
GameStop, Cl A	29,460	450
Genesco*	5,622	265
Gentherm*	10,344	470
G-III Apparel Group*	86,242	4,156
Group 1 Automotive	5,499	357
GrubHub*	25,092	3,478
Guess?	16,399	371
Habit Restaurants, Cl A*	119,822	1,911
Haverty Furniture	5,712	126
Hibbett Sports*	5,528	104
Inspired Entertainment*	68,564	418
Installed Building Products*	6,501	254
iRobot*	18,612	2,046
JC Penney*	92,313	153
Kirkland’s*	4,305	43
La-Z-Boy, Cl Z	13,511	427
LCI Industries	7,294	604
LGI Homes*	5,164	245
Lindblad Expeditions Holdings*	139,872	2,080

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Liquidity Services*	41,866	$266
Lithia Motors, Cl A	6,550	535
Lovesac*	45,089	1,126
Lululemon Athletica*	18,888	3,069
Lumber Liquidators Holdings*	8,604	133
M/I Homes*	7,897	189
Malibu Boats, Cl A*	19,535	1,069
MarineMax*	6,434	137
MDC Holdings	144,738	4,281
Meritage Homes*	11,025	440
Modine Manufacturing*	191,706	2,856
Monarch Casino & Resort*	3,467	158
Monro	64,255	4,472
Motorcar Parts of America*	5,559	130
Movado Group	4,851	203
Nautilus*	8,936	125
Noodles, Cl A*	149,770	1,812
Nutrisystem	57,162	2,118
Office Depot	160,810	516
Oxford Industries	4,896	442
Penn National Gaming*	91,157	3,001
Perry Ellis International*	3,500	96
PetMed Express	6,000	198
Pier 1 Imports	111,376	167
Planet Fitness, Cl A*	29,075	1,571
PlayAGS*	44,120	1,300
Red Robin Gourmet Burgers*	3,766	151
Regis*	9,634	197
Rent-A-Center, Cl A	12,883	185
RH*	5,607	735
Roku, Cl A*	15,430	1,127
Ruth’s Hospitality Group	8,380	264
Shake Shack, Cl A*	7,409	467
Shoe Carnival	3,168	122
Shutterfly*	9,508	627
Shutterstock	5,349	292
Sleep Number*	10,039	369
Sonic	9,925	430
Sonic Automotive, Cl A	7,160	139
Stamps.com*	4,855	1,098
Standard Motor Products	5,670	279
Steven Madden	15,138	801
Strategic Education	23,237	3,184
Sturm Ruger	38,338	2,647
Superior Industries International	6,299	107
Tailored Brands	14,181	357
Texas Roadhouse, Cl A	23,560	1,632
Tiffany	5,823	751
Tile Shop Holdings	10,401	74
TopBuild*	10,284	584
Ulta Beauty*	14,281	4,029
Unifi*	4,079	116

Description	Shares	Value (000)
Universal Electronics*	3,903	$154
Urban Outfitters*	28,349	1,160
Vail Resorts	8,081	2,218
Vera Bradley*	5,756	88
Vista Outdoor*	16,701	299
Vitamin Shoppe*	3,654	37
William Lyon Homes, Cl A*	9,632	153
Wingstop, Cl A	8,478	579
Winnebago Industries	8,261	274
Wolverine World Wide	27,312	1,067
Zumiez*	5,373	142

		140,995

Consumer Staples – 3.6%
Andersons	54,079	2,036
Avon Products*	130,200	286
B&G Foods	63,129	1,733
Calavo Growers	4,494	434
Cal-Maine Foods	8,633	417
Casey’s General Stores	36,205	4,674
Central Garden & Pet*	2,851	103
Central Garden & Pet, Cl A*	11,615	385
Chefs’ Warehouse*	55,312	2,011
Coca-Cola Bottling Consolidated	1,303	237
Darling Ingredients*	261,370	5,050
Dean Foods	26,459	188
Energizer Holdings	40,624	2,383
Flowers Foods	127,769	2,384
Herbalife Nutrition*	31,474	1,717
Inter Parfums	34,869	2,247
J&J Snack Foods	4,304	649
John B Sanfilippo & Son	2,524	180
Medifast	3,438	762
MGP Ingredients	3,570	282
Nu Skin Enterprises, Cl A	20,757	1,711
Post Holdings*	17,530	1,719
Sanderson Farms	47,960	4,958
Seneca Foods, Cl A*	1,835	62
Simply Good Foods*	77,180	1,501
SpartanNash	10,536	211
SUPERVALU*	11,032	355
Universal	56,904	3,699
WD-40	3,960	681

		43,055

Energy – 4.0%
Archrock	36,463	445
Ardmore Shipping*	301,190	1,958
Bonanza Creek Energy*	5,600	167
Bristow Group*	10,436	127
C&J Energy Services*	17,910	372
Callon Petroleum*	461,148	5,529
Capital Product Partners(A)	181,203	504

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
CARBO Ceramics*	6,259	$45
Carrizo Oil & Gas*	24,207	610
Cloud Peak Energy*	22,702	52
CONSOL Energy*	8,100	331
Denbury Resources*	130,855	811
Diamondback Energy	28,662	3,875
Dorian LPG*	1	—
Eclipse Resources*	621,143	739
Energen*	63,730	5,492
Era Group*	6,300	78
Exterran*	8,882	236
Geospace Technologies*	3,914	54
Green Plains	11,325	195
Gulf Island Fabrication	3,100	31
Helix Energy Solutions Group*	40,594	401
HighPoint Resources*	32,971	161
Keane Group*	84,727	1,048
KLX Energy Services Holdings*	5,800	186
Laredo Petroleum*	44,600	364
Matrix Service*	7,679	189
Nabors Industries	476,277	2,934
Newpark Resources*	25,967	269
Noble*	69,444	488
Oceaneering International	26,534	732
Oil States International*	132,934	4,413
Par Pacific Holdings*	8,391	171
PDC Energy*	18,783	920
Penn Virginia*	3,920	316
Pioneer Energy Services*	23,574	70
Profire Energy*	125,585	401
ProPetro Holding*	20,530	338
Renewable Energy Group*	10,800	311
Resolute Energy*	18,152	686
REX American Resources*	1,686	127
Ring Energy*	216,256	2,143
RPC	227,537	3,522
SEACOR Holdings*	4,750	235
SRC Energy*	68,492	609
TETRA Technologies*	37,076	167
Unit*	15,200	396
Whiting Petroleum*	76,650	4,065
WildHorse Resource Development*	44,625	1,055

		48,368

Financials – 16.4%
Access National	87,649	2,376
Amalgamated Bank, Cl A*	33,681	650
Ambac Financial Group*	12,600	257
American Equity Investment Life Holding	60,457	2,138
American Financial Group	38,185	4,237
Ameris Bancorp	11,475	524
AMERISAFE	71,236	4,413

Description	Shares	Value (000)
Apollo Commercial Real Estate Finance‡	31,796	$600
ARMOUR Residential ‡	11,988	269
Associated Banc-Corp	49,560	1,289
Axos Financial*	15,636	538
Banc of California	120,203	2,272
Bank of Hawaii	44,960	3,548
Banner	28,933	1,799
Baycom*	12,954	346
Berkshire Hills Bancorp	42,680	1,737
Boston Private Financial Holdings	24,643	336
Bridgewater Bancshares*	65,510	853
BrightSphere Investment Group	66,067	819
Brookline Bancorp	23,345	390
Byline Bancorp*	62,408	1,417
Capstar Financial Holdings	121,286	2,025
Capstead Mortgage‡	27,131	215
Carolina Financial	85,396	3,221
Central Pacific Financial	8,700	230
Chemical Financial	26,075	1,392
City Holding	4,392	337
Civista Bancshares	56,665	1,365
Columbia Banking System	37,967	1,472
Commerce Bancshares	68,504	4,523
Community Bank System	14,685	897
Community Bankers Trust*	281,878	2,481
Curo Group Holdings*	78,814	2,383
Customers Bancorp*	70,375	1,656
CVB Financial	214,372	4,785
Dime Community Bancshares	9,319	166
Donnelley Financial Solutions*	9,884	177
Eagle Bancorp Montana	34,296	622
eHealth*	4,800	136
Employers Holdings	9,191	416
Encore Capital Group*	7,432	266
Enova International*	9,962	287
Entegra Financial*	31,538	837
Evans Bancorp	39,731	1,865
EZCORP, Cl A*	15,334	164
FB Financial	79,087	3,099
Fidelity Southern	6,114	152
First BanCorp*	62,950	573
First Bancorp NC	33,898	1,373
First Busey	67,518	2,096
First Commonwealth Financial	28,271	456
First Community	54,515	1,319
First Financial Bancorp	71,753	2,131
First Financial Bankshares	19,419	1,148
First Hawaiian	99,295	2,697
First Horizon National	178,294	3,077
First Internet Bancorp	94,729	2,884
First Midwest Bancorp	29,326	780

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
FirstCash	12,752	$1,046
FNB	339,717	4,321
Franklin Financial Network*	3,600	141
Glacier Bancorp	24,321	1,048
Granite Point Mortgage Trust‡	12,000	231
Great Western Bancorp	16,963	716
Green Bancorp	56,835	1,256
Green Dot, Cl A*	82,798	7,354
Greenhill	5,609	148
Guaranty Bancorp	99,792	2,964
Guaranty Bancshares	23,887	722
Hanmi Financial	9,474	236
Hannon Armstrong Sustainable Infrastructure Capital‡	121,514	2,609
HCI Group	2,200	96
Heritage Commerce	62,290	929
Heritage Financial	9,700	341
HomeStreet*	7,697	204
Hope Bancorp	35,742	578
Horace Mann Educators	30,027	1,348
IBERIABANK	40,946	3,331
Independent Bank	7,821	646
International. FCStone*	4,416	213
Invesco Mortgage Capital‡	31,440	497
Investar Holding	37,567	1,009
Investment Technology Group	9,727	211
James River Group Holdings	86,110	3,670
Kemper	25,360	2,040
LegacyTexas Financial Group	12,981	553
LPL Financial Holdings	25,330	1,634
Maiden Holdings	20,065	57
Meta Financial Group	2,644	219
MSCI, Cl A	5,455	968
National Bank Holdings, Cl A	87,174	3,282
Navigators Group	6,553	453
NBT Bancorp	12,423	477
New York Mortgage Trust‡	39,545	240
NMI Holdings, Cl A*	18,990	430
Northfield Bancorp	13,347	212
Northwest Bancshares	29,188	506
OFG Bancorp	12,709	205
Old Line Bancshares	37,650	1,191
Old National Bancorp	99,858	1,927
Old Point Financial	19,717	590
Opus Bank	71,395	1,956
Oritani Financial	11,563	180
Orrstown Financial Services	27,898	664
Pacific City Financial	11,575	224
Pacific Premier Bancorp*	13,060	486
PacWest Bancorp	30,263	1,442
PennyMac Mortgage Investment Trust‡	17,340	351
Piper Jaffray	4,389	335

Description	Shares	Value (000)
PRA Group*	12,893	$464
Preferred Bank	3,985	233
Primerica	40,650	4,900
ProAssurance	15,195	713
Prosperity Bancshares	63,236	4,385
Provident Financial Services	17,758	436
Redwood Trust‡	23,800	387
Reliant Bancorp	27,925	714
RLI	11,088	871
S&T Bancorp	9,884	429
Safety Insurance Group	4,063	364
Sandy Spring Bancorp	77,032	3,028
Seacoast Banking Corp of Florida*	13,600	397
Selective Insurance Group	16,959	1,077
ServisFirst Bancshares	13,145	515
Shore Bancshares	80,574	1,436
Sierra Bancorp	23,559	681
Simmons First National, Cl A	26,235	773
SmartFinancial*	84,161	1,982
Solar Capital	55,216	1,181
Southern First Bancshares*	44,585	1,752
Southern National Bancorp of Virginia	121,976	1,976
Southside Bancshares	9,624	335
State Auto Financial	34,398	1,051
Sterling Bancorp	39,830	450
Stewart Information Services	6,813	307
SVB Financial Group*	10,322	3,208
TCF Financial	57,555	1,370
Texas Capital Bancshares*	8,310	687
Third Point Reinsurance*	23,123	301
Tompkins Financial	3,495	284
TriCo Bancshares	93,758	3,621
Triumph Bancorp*	6,800	260
Trupanion*	24,637	880
TrustCo Bank	28,076	239
Umpqua Holdings	196,706	4,091
United Community Banks	22,882	638
United Fire Group	6,173	313
United Insurance Holdings	6,102	137
Universal Insurance Holdings	9,324	453
Veritex Holdings*	20,727	586
Virtus Investment Partners	2,057	234
Waddell & Reed Financial, Cl A	23,101	489
Walker & Dunlop	8,138	430
WesBanco	18,388	820
Westamerica Bancorporation	38,826	2,336
Western Alliance Bancorp*	21,345	1,214
Wintrust Financial	15,872	1,348
WisdomTree Investments	33,202	282
World Acceptance*	1,794	205

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Zions Bancorp	30,014	$1,505

		197,766

Health Care – 14.6%
ABIOMED*	6,787	3,052
Acadia Healthcare*	46,103	1,623
Aceto	9,010	20
Acorda Therapeutics*	11,404	224
Addus HomeCare*	25,405	1,782
Aerie Pharmaceuticals*	50,779	3,125
AMAG Pharmaceuticals*	9,791	196
Amedisys*	24,465	3,057
AMN Healthcare Services*	13,557	742
Amphastar Pharmaceuticals*	9,777	188
AngioDynamics*	10,743	234
ANI Pharmaceuticals*	2,447	138
Anika Therapeutics*	4,299	181
Array BioPharma*	139,354	2,118
Assertio Therapeutics*	16,985	100
Avanos Medical*	28,465	1,950
AxoGen*	21,521	793
Bio-Rad Laboratories, Cl A*	9,071	2,839
BioTelemetry*	46,485	2,996
Cambrex*	30,253	2,069
Cardiovascular Systems*	31,960	1,251
CareDx*	38,685	1,116
Charles River Laboratories International*	12,115	1,630
Chemed	5,792	1,851
Community Health Systems*	31,174	108
Computer Programs & Systems	3,115	84
CONMED	29,793	2,360
Corcept Therapeutics*	30,436	427
CorVel*	2,800	169
Cross Country Healthcare*	128,981	1,126
CryoLife*	72,669	2,558
CryoPort*	40,669	521
Cutera*	4,000	130
Cytokinetics*	16,523	163
DexCom*	35,435	5,069
Diplomat Pharmacy*	16,385	318
Eagle Pharmaceuticals*	3,216	223
Emergent BioSolutions*	12,652	833
Enanta Pharmaceuticals*	4,553	389
Encompass Health	84,324	6,573
Endo International*	56,671	954
Ensign Group	14,072	534
Envision Healthcare*	45,528	2,082
Evolent Health, Cl A*	163,675	4,648
Exact Sciences*	15,195	1,199
FibroGen*	10,200	620
GenMark Diagnostics*	297,262	2,185
Genomic Health*	28,895	2,029

Description	Shares	Value (000)
Haemonetics*	43,484	$4,982
HealthEquity*	14,128	1,334
HealthStream	7,153	222
Heron Therapeutics*	16,300	516
Heska*	1,941	220
HMS Holdings*	129,684	4,255
ICU Medical*	4,080	1,154
Innoviva*	19,791	302
Insulet*	27,237	2,886
Integer Holdings*	30,464	2,527
Intra-Cellular Therapies, Cl A*	29,572	642
Invacare	9,943	145
K2M Group Holdings*	116,777	3,196
Lannett*	8,185	39
Lantheus Holdings*	11,177	167
LeMaitre Vascular	4,600	178
LHC Group*	8,360	861
Ligand Pharmaceuticals*	15,683	4,305
LivaNova*	16,960	2,103
Loxo Oncology*	4,450	760
Luminex	12,104	367
Madrigal Pharmaceuticals*	2,400	514
Magellan Health*	7,031	507
Masimo*	7,900	984
Medicines*	19,002	568
MEDNAX*	36,399	1,698
Meridian Bioscience	11,833	176
Merit Medical Systems*	95,374	5,861
MiMedx Group*	27,970	173
Molina Healthcare*	21,867	3,252
Momenta Pharmaceuticals*	22,555	593
Myriad Genetics*	20,403	939
Natus Medical*	9,560	341
Neogen*	14,793	1,058
NeoGenomics*	110,087	1,690
Neurocrine Biosciences*	22,948	2,821
NextGen Healthcare*	13,555	272
Novocure*	41,215	2,160
Nuvectra*	99,984	2,198
Omnicell*	11,305	813
OraSure Technologies*	111,117	1,717
Orthofix Medical*	5,371	310
Owens & Minor	17,640	291
Oxford Immunotec Global*	177,263	2,877
Pacira Pharmaceuticals*	26,485	1,302
PetIQ, Cl A*	53,655	2,109
Phibro Animal Health, Cl A	5,840	251
Prestige Consumer Healthcare*	40,594	1,538
Progenics Pharmaceuticals*	24,149	151
Providence Service*	27,590	1,856
PTC Therapeutics*	23,450	1,102
Quidel*	32,711	2,132

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Quorum Health*	8,300	$49
R1 RCM*	304,626	3,095
REGENXBIO*	8,474	640
Repligen*	11,266	625
Sage Therapeutics*	7,216	1,019
Sarepta Therapeutics*	18,181	2,936
Select Medical Holdings*	31,164	573
Sientra*	27,645	660
Spectrum Pharmaceuticals*	28,594	480
STAAR Surgical*	32,270	1,549
Supernus Pharmaceuticals*	14,826	746
Surmodics*	16,880	1,260
Tabula Rasa HealthCare*	25,570	2,076
Tactile Systems Technology*	17,580	1,249
Tandem Diabetes Care*	55,420	2,374
Teladoc Health*	35,039	3,026
Tivity Health*	11,564	372
US Physical Therapy	3,579	424
Vanda Pharmaceuticals*	15,000	344
Varex Imaging*	11,138	319
Vericel*	78,719	1,114
ViewRay*	152,927	1,431
Viking Therapeutics*	26,700	465
WellCare Health Plans*	16,562	5,308
Wright Medical Group*	73,054	2,120

		176,246

Industrials – 18.8%
AAON	11,747	444
AAR	9,357	448
ABM Industries	125,333	4,042
Actuant, Cl A	17,576	490
Advanced Disposal Services*	73,850	2,000
Aegion, Cl A*	9,519	242
AerCap Holdings*	43,785	2,518
Aerojet Rocketdyne Holdings*	20,072	682
Aerovironment*	6,111	685
Air Transport Services Group*	142,372	3,057
Alamo Group	2,757	253
Albany International, Cl A	32,023	2,546
Allegiant Travel, Cl A	3,677	466
Altra Industrial Motion	33,935	1,402
American Woodmark*	4,576	359
AMETEK	17,296	1,368
Apogee Enterprises	71,302	2,946
Applied Industrial Technologies	11,005	861
ArcBest	17,605	855
ASGN*	60,896	4,807
Astec Industries	6,648	335
Atlas Air Worldwide Holdings*	7,356	469
Axon Enterprise*	16,594	1,136
AZZ	80,090	4,045
Barnes Group	42,278	3,003

Description	Shares	Value (000)
Brady, Cl A	13,948	$610
Briggs & Stratton	11,926	229
CAI International*	67,417	1,542
Casella Waste Systems, Cl A*	71,444	2,219
Celadon Group*	339,121	950
Chart Industries*	52,175	4,087
CIRCOR International	5,543	263
Clean Harbors*	19,345	1,385
Columbus McKinnon	51,991	2,056
Comfort Systems USA	10,543	595
Commercial Vehicle Group*	152,022	1,393
Construction Partners, Cl A*	187,980	2,275
Covanta Holding	90,473	1,470
Covenant Transportation Group, Cl A*	87,911	2,555
CPI Aerostructures*	165,592	1,383
Cubic	33,522	2,449
Daseke*	105,881	849
DXP Enterprises*	30,348	1,216
Dycom Industries*	25,306	2,141
Echo Global Logistics*	8,349	258
EMCOR Group	58,280	4,377
Encore Wire	5,978	299
EnerSys	10,070	877
Engility Holdings*	5,113	184
EnPro Industries	6,054	442
Equifax	24,384	3,184
ESCO Technologies	7,378	502
Essendant	9,625	123
Exponent	15,002	804
Federal Signal	17,466	468
Forrester Research	2,811	129
Forward Air	8,449	606
Franklin Electric	11,244	531
FTI Consulting*	10,877	796
GATX	55,220	4,781
Genesee & Wyoming, Cl A*	22,970	2,090
Gibraltar Industries*	9,216	420
GrafTech International	83,625	1,632
Granite Construction	104,129	4,759
Greenbrier	9,141	549
Griffon	130,525	2,108
Harsco*	74,084	2,115
Hawaiian Holdings	14,419	578
Heartland Express	13,416	265
Heidrick & Struggles International	5,400	183
Hexcel	18,615	1,248
Hillenbrand	17,690	925
HNI	66,300	2,933
Hub Group, Cl A*	100,634	4,589
Huron Consulting Group*	6,279	310
InnerWorkings*	204,643	1,621

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Insperity	11,015	$1,299
Insteel Industries	4,985	179
Interface, Cl A	121,041	2,826
ITT	101,530	6,220
John Bean Technologies	9,022	1,076
Kaman	7,942	530
KBR	402,021	8,495
Kelly Services, Cl A	9,054	218
Korn	28,911	1,424
Lindsay	3,071	308
LSC Communications	9,476	105
Lydall*	4,962	214
Marten Transport	125,379	2,639
Matson	12,286	487
Matthews International, Cl A	39,951	2,004
McGrath RentCorp	56,390	3,072
Mercury Systems*	61,533	3,404
Milacron Holdings*	215,001	4,354
Mobile Mini	12,681	556
Moog, Cl A	60,796	5,227
Mueller Industries	156,799	4,544
Mueller Water Products, Cl A	211,059	2,429
Multi-Color	4,081	254
MYR Group*	4,538	148
National Presto Industries	1,452	188
Navigant Consulting	13,063	301
NN	86,985	1,357
NV5 Global*	20,660	1,791
Orion Group Holdings*	8,400	63
Oshkosh	54,190	3,860
Patrick Industries*	6,801	403
PGT Innovations*	16,602	359
Powell Industries	2,510	91
Primoris Services	56,666	1,406
Proto Labs*	7,727	1,250
Quanex Building Products	10,193	185
Raven Industries	10,405	476
Resources Connection	8,100	134
Revolution Lighting Technologies*	231,829	658
Robert Half International	22,734	1,600
RR Donnelley & Sons	19,700	106
Saia*	7,301	558
Simpson Manufacturing	88,982	6,448
SkyWest	14,996	883
SP Plus*	55,834	2,038
SPX*	12,456	415
SPX FLOW*	12,090	629
Standex International	3,626	378
Steelcase, Cl A	257,993	4,773
Team*	86,179	1,939
Tennant	5,265	400
Tetra Tech	15,917	1,087

Description	Shares	Value (000)
Titan International	15,181	$113
Titan Machinery*	26,411	409
TPI Composites*	46,500	1,328
TransUnion	35,056	2,579
Trex*	16,862	1,298
Triumph Group	204,098	4,755
TrueBlue*	11,650	303
Tutor Perini*	114,822	2,159
UniFirst	4,440	771
Universal Forest Products	17,454	617
US Ecology	6,385	471
US Xpress Enterprises, Cl A*	176,678	2,438
Veritiv*	3,259	119
Viad	5,796	343
Vicor*	4,600	212
Wabash National	78,084	1,423
Wabtec	49,407	5,182
WageWorks*	11,202	479
Watts Water Technologies, Cl A	7,908	656
YRC Worldwide*	268,689	2,413

		227,668

Information Technology – 14.5%
3D Systems*	32,318	611
8x8*	26,420	561
ACI Worldwide*	53,856	1,516
ADTRAN	171,148	3,021
Advanced Energy Industries*	37,738	1,949
Advanced Micro Devices*	65,385	2,020
Agilysys*	5,200	85
Alarm.com Holdings*	10,053	577
Alpha & Omega Semiconductor*	300	3
Amkor Technology*	472,560	3,492
Anixter International*	8,263	581
Applied Optoelectronics*	5,266	130
Apptio, Cl A*	49,840	1,842
Aspen Technology*	13,536	1,542
Asure Software*	27,328	339
Axcelis Technologies*	9,279	182
Badger Meter	36,166	1,915
Bel Fuse, Cl B	2,556	68
Belden	22,895	1,635
Benchmark Electronics	52,121	1,220
Benefitfocus*	30,020	1,214
Blucora*	55,644	2,240
Bottomline Technologies*	58,018	4,218
Brooks Automation	20,039	702
Cabot Microelectronics	7,306	754
CACI International, Cl A*	7,106	1,309
CalAmp*	88,255	2,115
Carbonite*	29,725	1,060
Cardtronics*	10,763	341
CEVA*	6,478	186

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Cohu	8,460	$212
Comtech Telecommunications	6,642	241
Control4*	7,576	260
Cornerstone OnDemand*	32,660	1,853
CoStar Group*	7,777	3,273
Cray*	11,591	249
Cree*	41,726	1,580
CSG Systems International	9,728	390
CTS	9,636	331
Daktronics	11,490	90
Diebold Nixdorf	21,000	94
Digi International*	7,616	102
Diodes*	11,435	381
DSP Group*	6,300	75
Ebix	6,531	517
Electro Scientific Industries*	9,745	170
Electronics For Imaging*	202,706	6,908
eMagin*	473,097	710
ePlus*	3,948	366
Euronet Worldwide*	28,994	2,906
Everi Holdings*	187,428	1,719
EVERTEC	88,590	2,135
ExlService Holdings*	9,774	647
Extreme Networks*	33,170	182
Fabrinet*	10,359	479
FARO Technologies*	4,864	313
Finisar*	33,875	645
Five9*	85,857	3,751
FLIR Systems	56,951	3,501
FormFactor*	20,500	282
Gartner*	3,971	629
GoDaddy, Cl A*	15,556	1,297
Harmonic*	25,727	141
Ichor Holdings*	6,900	141
II-VI*	16,704	790
Infinera*	52,314	382
Insight Enterprises*	25,441	1,376
Integrated Device Technology*	18,628	876
InterXion Holding*	30,415	2,047
Itron*	41,030	2,634
KEMET*	16,621	308
Keysight Technologies*	19,897	1,319
Knowles*	108,674	1,806
Kopin*	18,000	44
Kulicke & Soffa Industries	19,450	464
LivePerson*	69,181	1,795
ManTech International, Cl A	38,909	2,463
MaxLinear, Cl A*	17,688	352
Methode Electronics	10,679	387
MicroStrategy, Cl A*	2,739	385
Mimecast*	62,272	2,608
MongoDB, Cl A*	21,088	1,720

Description	Shares	Value (000)
Monotype Imaging Holdings	12,342	$249
MTS Systems	16,927	927
Nanometrics*	6,945	261
NCR*	133,710	3,799
NETGEAR*	9,125	574
New Relic*	9,025	850
NIC	18,973	281
Novanta*	50,295	3,440
Nutanix, Cl A*	33,892	1,448
Oclaro*	48,082	430
OneSpan*	8,687	165
OSI Systems*	4,906	374
Park Electrochemical	5,678	111
Paylocity Holding*	15,955	1,282
PDF Solutions*	8,200	74
Perficient*	10,028	267
Photronics*	20,428	201
Plexus*	9,171	537
Power Integrations	8,401	531
Progress Software	12,941	457
PTC*	20,912	2,221
Pure Storage, Cl A*	77,888	2,021
Q2 Holdings*	22,851	1,384
Qualys*	9,602	856
Rambus*	31,379	342
Rapid7*	62,420	2,305
RealPage*	31,085	2,048
RingCentral, Cl A*	55,952	5,206
Rogers*	15,843	2,334
Rudolph Technologies*	9,295	227
Sanmina*	19,489	538
ScanSource*	7,302	291
Semtech*	101,958	5,669
SolarEdge Technologies*	12,367	466
SPS Commerce*	18,469	1,833
Sykes Enterprises*	11,592	353
Teradyne	51,715	1,912
TiVo	75,678	942
Trade Desk, Cl A*	5,845	882
Travelport Worldwide	35,645	601
TTEC Holdings	3,988	103
TTM Technologies*	26,219	417
Twilio, Cl A*	21,650	1,868
Ultimate Software Group*	9,435	3,040
Ultra Clean Holdings*	11,058	139
Unisys*	14,400	294
Upland Software*	45,287	1,463
USA Technologies*	87,740	632
Veeco Instruments*	13,743	141
Viavi Solutions*	65,238	740
Virtusa*	7,955	427
Vishay Intertechnology	190,330	3,873

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
WEX*	12,289	$2,467
Xperi	292,557	4,344
Zebra Technologies, Cl A*	28,746	5,083
Zendesk*	90,552	6,429

		175,903

Materials – 5.2%
AdvanSix*	8,686	295
AK Steel Holding*	91,909	450
Alamos Gold, Cl A	74,007	341
American Vanguard	7,243	130
AptarGroup	42,160	4,542
Avery Dennison	34,535	3,742
Balchem	9,217	1,033
Bemis	113,615	5,522
Boise Cascade	11,205	412
Century Aluminum*	14,792	177
Clearwater Paper*	4,472	133
Codexis*	79,340	1,361
Commercial Metals	68,228	1,400
Compass Minerals International	75,653	5,084
Ferroglobe	158,983	1,299
Flotek Industries*	15,698	38
FutureFuel	7,538	140
Hawkins	2,681	111
Haynes International	3,365	119
HB Fuller	14,594	754
Ingevity*	32,924	3,354
Innophos Holdings	60,447	2,684
Innospec	7,051	541
Kaiser Aluminum	4,760	519
KapStone Paper and Packaging	25,425	862
Koppers Holdings*	6,220	194
Kraton*	43,430	2,048
LSB Industries*	4,985	49
Materion	5,713	346
Myers Industries	10,200	237
Neenah	4,864	420
Olympic Steel	2,849	59
PH Glatfelter	135,522	2,590
Quaker Chemical	3,874	783
Rayonier Advanced Materials	14,582	269
Ryerson Holding*	223,298	2,523
Schweitzer-Mauduit International	8,962	343
Scotts Miracle-Gro, Cl A	18,872	1,486
Silgan Holdings	207,976	5,782
Stepan	5,777	503
SunCoke Energy*	18,367	213
TimkenSteel*	132,030	1,963
Tredegar	7,154	155
US Concrete*	4,417	202
US Silica Holdings	21,910	413
Valvoline	291,757	6,276

Description	Shares	Value (000)
Venator Materials*	150,181	$1,352

		63,249

Real Estate – 3.1%
Acadia Realty Trust‡	23,112	648
Agree Realty‡	8,766	466
American Assets Trust‡	10,983	409
Armada Hoffler Properties‡	14,439	218
CareTrust‡	23,127	410
CatchMark Timber Trust, Cl A‡	143,836	1,644
CBL & Associates Properties‡	50,045	200
Cedar Realty Trust‡	23,454	109
Chatham Lodging Trust‡	13,105	274
Chesapeake Lodging Trust‡	17,171	551
Community Healthcare Trust‡	54,397	1,685
DiamondRock Hospitality‡	59,006	689
Easterly Government Properties‡	101,563	1,967
EastGroup Properties‡	10,265	981
Four Corners Property Trust‡	19,422	499
Franklin Street Properties‡	30,760	246
GEO Group‡	93,707	2,358
Getty Realty‡	9,368	267
Global Net Lease‡	20,040	418
Government Properties Income Trust‡	27,921	315
Hersha Hospitality Trust, Cl A‡	10,487	238
HFF, Cl A	11,322	481
Independence Realty Trust‡	25,366	267
Innovative Industrial Properties, Cl A‡	8,372	404
iStar‡	19,300	216
Jernigan Capital‡	34,233	660
Kite Realty Group Trust‡	24,391	406
Lexington Realty Trust‡	61,422	510
LTC Properties‡	11,199	494
MedEquities Realty Trust‡	135,697	1,319
National Storage Affiliates Trust‡	16,112	410
Outfront Media‡	170,528	3,402
Pennsylvania‡	18,628	176
PS Business Parks‡	5,664	720
QTS Realty Trust, Cl A‡	59,391	2,534
Ramco-Gershenson Properties Trust‡	22,925	312
RE/MAX Holdings, Cl A	4,924	218
Retail Opportunity Investments‡	164,394	3,069
RLJ Lodging Trust‡	92,457	2,037
Sabra Health Care‡	59,095	1,366
Saul Centers‡	3,347	187
STAG Industrial‡	52,896	1,455
Summit Hotel Properties‡	30,470	412
Taubman Centers‡	15,676	938
Universal Health Realty Income Trust‡	3,639	271

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Urstadt Biddle Properties, Cl A‡	8,688	$185
Washington Prime Group‡	54,160	395
Whitestone, Cl B‡	11,500	160

		37,596

Utilities – 1.6%
ALLETE	31,072	2,331
American States Water	79,289	4,848
AquaVenture Holdings*	57,761	1,044
Avista	18,897	955
California Water Service Group	13,668	586
El Paso Electric	11,755	672
Global Water Resources	40,219	426
Hawaiian Electric Industries	40,400	1,438
Northwest Natural Gas	8,189	548
South Jersey Industries	24,263	856
Spire	54,488	4,007
Unitil	30,331	1,544

		19,255

Total Common Stock (Cost $996,291) (000)		1,164,229

Exchange Traded Funds — 0.3%
iShares Russell 2000 ETF	11,903	2,006
iShares Russell 2000 Value ETF	14,387	1,914

Total Exchange Traded Funds (Cost $3,165) (000)		3,920

Rights — 0.0%
	Number of Rights
A Schulman†*	8,148	16
Media General†* (B)	9,318	1
Tobira Therapeutics, Expires 12/31/2028* (B)	900	11

Total Rights (Cost $–) (000)		28

Short-Term Investment — 3.5%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 1.950% (C)	41,966,427	41,966

Total Short-Term Investment (Cost $41,966) (000)		41,966

Total Investments In Securities — 100.1% (Cost $1,041,422) (000)		$1,210,143

Percentages are based on Net Assets of $1,208,491 (000).

A list of the open futures contracts held by the Fund at September 30, 2018, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	59	Dec-2018	$ 5,061	$ 5,017	$ (44)

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Currently, expiration date is unavailable
(A)	Security considered Master Limited Partnership. At September 30, 2018, this security amounted to $504 (000) or 0.0% of Net Assets.
(B)

Level 3 security fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2018 was $12 (000) and represented 0.0% of Net Assets.

(C)	The rate reported is the 7-day effective yield as of September 30, 2018.

Cl — Class

ETF — Exchange Traded Fund

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,164,229	$ —	$ —	$1,164,229
Exchange Traded Funds	3,920	—	—	3,920
Rights	16	—	12	28
Short-Term Investment	41,966	—	—	41,966

Total Investments in Securities	$1,210,131	$ —	$ 12	$1,210,143

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts** Unrealized Depreciation	$(44)	$ —	$ —	$(44)

Total Other Financial Instruments	$(44)	$ —	$ —	$(44)

** Futures contracts are valued at the unrealized depreciation on the instrument.

^ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

As of September 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2018, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Common Stock — 96.5%

Argentina – 0.0%
YPF ADR*	51,132	$790

Australia – 3.2%
Abacus Property Group‡	18,673	46
Accent Group	15,190	18
Adelaide Brighton	23,763	106
Afterpay Touch Group*	7,116	92
AGL Energy	14,396	203
Ainsworth Game Technology	5,399	5
ALS	147,410	953
Altium	6,603	130
Altura Mining*	28,826	5
Alumina	414,187	829
Amcor	157,331	1,555
AMP	63,648	146
Ansell	7,979	146
APA Group	23,880	172
APN Outdoor Group	9,998	48
Appen	4,717	48
ARB	3,870	54
Ardent Leisure Group	23,455	30
Aristocrat Leisure	12,133	249
Asaleo Care	280,915	147
ASX	4,026	185
Atlas Arteria	36,559	184
Aurizon Holdings	44,643	133
Ausdrill	37,507	48
AusNet Services	33,807	40
Austal	12,906	18
Australia & New Zealand Banking Group	193,526	3,941
Australian Agricultural*	20,716	19
Australian Pharmaceutical Industries	19,473	24
Automotive Holdings Group	12,095	19
Aventus Retail Property Fund‡	18,378	28
Aveo Group	21,860	32
Bank of Queensland	8,415	67
Bapcor	14,221	79
Beach Energy	89,102	138
Bega Cheese	8,574	42
Bellamy’s Australia*	4,944	37
Bendigo & Adelaide Bank	9,983	78
BHP Billiton	85,366	2,137
Bingo Industries	22,244	50
Blackmores	676	65
BlueScope Steel	80,204	984
Boral	24,940	125
Brambles	106,132	836
Breville Group	4,591	43
Brickworks	4,260	54
BWP Trust‡	30,570	74
BWX	5,827	15
Caltex Australia	19,541	422
carsales.com	61,381	642
Cedar Woods Properties	2,399	10
Centuria Industrial‡	11,602	24
Challenger	11,360	92
Charter Hall Group‡	25,143	130

Description	Shares	Value (000)
Charter Hall Long Wale‡	8,366	$25
Charter Hall Retail‡	19,876	61
CIMIC Group	2,071	77
Clean TeQ Holdings*	20,731	8
Cleanaway Waste Management	894,604	1,217
Coca-Cola Amatil	125,847	888
Cochlear	1,204	174
Collins Foods	5,344	24
Commonwealth Bank of Australia	37,235	1,922
Computershare	10,112	146
Corporate Travel Management	4,238	94
Costa Group Holdings	15,403	80
Credit Group	2,528	40
Cromwell Property Group‡	74,113	57
Crown Resorts	8,200	81
CSL	9,486	1,379
CSR	27,963	76
Dexus‡	20,675	158
Domain Holdings Australia	97,748	247
Domino’s Pizza Enterprises	1,173	45
Downer EDI	33,107	189
DuluxGroup	101,783	564
Eclipx Group	18,776	35
Elders	5,739	29
Estia Health	12,273	21
Evolution Mining	67,036	128
Fairfax Media	698,061	416
FlexiGroup	14,134	20
Flight Centre Travel Group	1,077	41
Folkestone Education Trust‡	12,341	25
Fortescue Metals Group	30,354	86
Freedom Foods Group	3,820	17
G8 Education	21,495	31
Galaxy Resources*	18,998	34
Gateway Lifestyle	16,799	27
GDI Property Group‡	30,327	29
Genworth Mortgage Insurance Australia	14,780	26
Goodman Group‡	34,694	260
GPT Group‡	38,126	144
GrainCorp, Cl A	12,152	69
Greencross	4,776	15
Growthpoint Properties Australia‡	14,433	41
GUD Holdings	57,776	605
GWA Group	18,529	42
Hansen Technologies	6,846	18
Harvey Norman Holdings	13,109	34
Healthscope	33,196	50
HT&E	13,604	30
IDP Education	7,325	54
Iluka Resources	23,235	167
Incitec Pivot	33,186	95
Independence Group NL	26,973	91
Infigen Energy*	49,136	21
Inghams Group	12,945	36
Insurance Australia Group	49,234	261
Integrated Research	5,376	11
Investa Office Fund‡	26,337	105
InvoCare	5,573	50
IOOF Holdings	17,758	104
IPH	60,298	262
IRESS	7,670	71
James Hardie Industries	9,002	136
Japara Healthcare	11,253	11
JB Hi-Fi	6,477	118

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Karoon Gas Australia*	10,804	$9
Kidman Resources*	15,534	12
Kogan.com	2,439	10
Lend Lease Group	12,172	173
Link Administration Holdings	27,459	154
Lynas*	32,277	37
Macquarie Group	6,823	622
Magellan Financial Group	6,786	136
Mayne Pharma Group*	80,663	76
McMillan Shakespeare	3,811	47
Medibank	61,913	130
Mesoblast*	16,915	26
Metcash	186,285	404
Mineral Resources	8,993	103
Mirvac Group‡	81,118	141
Moelis Australia	1,928	8
Monadelphous Group	4,546	53
Myer Holdings	38,418	14
MYOB Group	24,095	53
Nanosonics*	14,941	39
National Australia Bank	123,188	2,476
National Storage‡	38,779	47
Navitas	12,319	40
Netwealth Group	3,722	21
Newcrest Mining	58,225	817
NEXTDC*	17,424	82
nib holdings	23,741	100
Nine Entertainment Holdings	42,360	69
Northern Star Resources	33,627	202
Nufarm	12,548	61
OFX Group	10,103	17
Oil Search	27,677	181
oOh!media	15,275	57
Orica	138,882	1,710
Origin Energy*	38,473	230
Orocobre*	12,336	38
Orora	64,952	156
OZ Minerals	16,778	113
Pact Group Holdings	11,705	31
Pendal Group	14,878	95
Perpetual	2,404	74
Pilbara Minerals*	81,376	53
Pinnacle Investment Management Group	4,685	27
Platinum Asset Management	11,702	45
Premier Investments	5,104	68
Primary Health Care	33,231	73
Pro Medicus	2,160	19
QBE Insurance Group	111,042	892
Qube Holdings	73,918	146
Ramsay Health Care	3,007	120
RCR Tomlinson	7,447	6
REA Group	1,200	75
Regis Healthcare	9,607	20
Regis Resources	27,077	73
Reliance Worldwide	50,078	187
Resolute Mining	44,358	35
Rio Tinto	8,738	497
Sandfire Resources NL	8,287	45
Santos	38,992	205
Saracen Mineral Holdings*	38,988	53
Scentre Group‡	113,350	326
SEEK	7,111	107
Select Harvests	5,630	22
Seven Group Holdings	5,914	97

Description	Shares	Value (000)
Seven West Media	46,648	$34
SG Fleet Group	4,472	12
Shopping Centres Australasia Property Group‡	44,593	77
Sigma Healthcare	198,368	90
Sims Metal Management	9,659	88
SmartGroup	4,068	35
Sonic Healthcare	8,417	153
South32	102,367	290
Southern Cross Media Group	39,666	37
Spark Infrastructure Group	93,771	152
SpeedCast International	12,121	35
St. Barbara	29,101	73
Star Entertainment Grp	44,124	166
Steadfast Group	44,944	93
Stockland‡	52,332	157
Suncorp Group	26,958	282
Super Retail Group	6,649	43
Sydney Airport	24,280	121
Syrah Resources*	16,913	28
Tabcorp Holdings	42,659	150
Tassal Group	9,425	31
Technology One	12,851	52
Telstra	87,186	201
TPG Telecom	6,751	42
Transurban Group	54,798	445
Treasury Wine Estates	15,032	190
Unibail-Rodamco-Westfield‡ *	22,480	229
Vicinity Centres‡	73,539	139
Village Roadshow*	4,038	7
Virtus Health	3,028	12
Viva Energy‡	25,338	40
Vocus Communications*	32,193	76
Washington H Soul Pattinson	5,623	106
Webjet	4,926	55
Wesfarmers	23,851	858
Western Areas	16,329	31
Westgold Resources*	17,377	16
Westpac Banking	71,802	1,450
Whitehaven Coal	40,000	157
WiseTech Global	5,078	81
Woodside Petroleum	20,039	559
Woolworths Group	175,078	3,554
WorleyParsons	10,473	155
WPP AUNZ	14,271	9

		49,881

Austria – 0.2%
Agrana Beteiligungs	652	15
ANDRITZ	4,949	289
AT&S Austria Technologie & Systemtechnik	1,415	33
BAWAG Group	2,088	97
DO & CO	293	26
Erste Group Bank	6,266	259
EVN	2,278	45
FACC	1,222	28
Immobilien Anlagen	3,352	120
IMMOFINANZ*	4,670	122
Kapsch TrafficCom	173	7
Lenzing	677	71
Oesterreichische Post	8,807	367
OMV	3,103	174
POLYTEC Holding	742	9
Porr Ag	491	15

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Raiffeisen Bank International	3,190	$92
Rhi Magnesita	1,300	81
S IMMO	2,508	50
Schoeller-Bleckmann Oilfield Equipment	570	63
Semperit Holding	396	7
Telekom Austria, Cl A	8,717	68
UNIQA Insurance Group	6,958	70
Vienna Insurance Group Wiener Versicherung Gruppe	2,049	58
Voestalpine	2,540	116
Wienerberger	28,578	714
Zumtobel Group	1,488	14

		3,010

Belgium – 0.6%
Ackermans & van Haaren	1,289	224
Aedifica‡	1,020	92
Ageas	3,868	208
AGFA-Gevaert*	8,255	38
Anheuser-Busch InBev	28,234	2,466
Barco	490	66
Befimmo‡	1,222	70
Bekaert	1,854	46
Biocartis*	1,674	24
bpost	5,086	83
Celyad*	356	9
Cie d’Entreprises CFE	388	47
Cofinimmo‡ *	1,227	153
Colruyt	1,308	74
D’ieteren	1,278	56
Econocom Group	6,368	21
Elia System Operator	1,430	92
Euronav	8,211	71
EVS Broadcast Equipment	832	16
Exmar*	1,664	10
Fagron	2,058	40
Gimv	1,200	66
Greenyard	625	6
Groupe Bruxelles Lambert	1,695	178
Intervest Offices & Warehouses‡	925	25
Ion Beam Applications	1,199	24
KBC Ancora	2,088	106
KBC Group	53,810	4,004
Kinepolis Group	847	51
Melexis	1,058	82
Mithra Pharmaceuticals*	639	22
Nyrstar*	5,026	12
Ontex Group	4,363	93
Orange Belgium	1,549	24
Proximus	3,046	73
Recticel	1,883	21
Retail Estates‡	315	27
Sioen Industries	310	9
Sofina	861	172
Solvay	1,521	204
Telenet Group Holding*	1,173	64
Tessenderlo Group*	1,528	57
UCB	2,586	232
Umicore	4,269	238
Van de Velde	209	6
Warehouses De Pauw CVA‡	921	121

		9,823

Description	Shares	Value (000)
Brazil – 1.3%
Ambev ADR	661,510	$3,023
Arezzo Industria e Comercio	22,100	236
B2W Cia Digital*	13,515	92
B3 - Brasil Bolsa Balcao	215,500	1,248
Banco Bradesco ADR	655,520	4,641
Banco BTG Pactual	17,400	93
Banco do Brasil	17,800	130
Embraer	43,630	214
Estacio Participacoes	89,500	554
Grendene	366,300	614
IRB Brasil Resseguros S	37,900	621
LPS Brasil Consultoria de Imoveis*	130,935	93
Magazine Luiza	26,200	798
MRV Engenharia e Participacoes	203,300	615
Natura Cosmeticos	123,427	867
Petrobras Distribuidora	96,767	467
Porto Seguro	88,287	1,300
QGEP Participacoes	25,000	81
Raia Drogasil	84,000	1,507
Sul America	31,100	200
Telefonica Brasil ADR	9,910	96
TOTVS	120,100	752
Vale	80,100	1,185
Vale, Cl B ADR	86,974	1,291
Via Varejo	25,900	96

		20,814

Canada – 4.7%
Advantage Oil & Gas*	9,800	27
Aecon Group	3,200	40
Ag Growth International	900	44
AGF Management, Cl B	3,300	16
Agnico Eagle Mines	4,900	167
AGT Food & Ingredients	1,100	15
Alacer Gold*	16,300	25
Alamos Gold, Cl A	20,270	93
Alaris Royalty	2,000	31
Algonquin Power & Utilities	25,800	268
Alimentation Couche-Tard, Cl B	29,777	1,490
Allied Properties‡	2,400	80
AltaGas	5,400	86
Altius Minerals	2,300	22
Altus Group	2,300	55
Aphria*	11,500	160
ARC Resources	7,400	82
Aritzia*	3,200	42
Artis‡	3,700	34
Atco, Cl I	1,700	50
Athabasca Oil*	23,900	29
ATS Automation Tooling Systems*	3,900	72
Aurinia Pharmaceuticals*	2,800	18
Aurora Cannabis*	14,900	143
AutoCanada	1,400	15
B2Gold*	54,800	125
Badger Daylighting	1,900	44
Ballard Power Systems*	10,900	47
Bank of Montreal	13,600	1,122
Bank of Nova Scotia	61,900	3,689
Barrick Gold	77,979	864
Bausch Health*	6,300	162
Baytex Energy*	29,520	86
BCE	18,297	741
Birchcliff Energy	13,900	56
BlackBerry*	11,300	128

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Boardwalk‡	1,100	$43
Bombardier, Cl B*	44,300	158
Bonavista Energy	13,700	16
Bonterra Energy	1,100	16
Boralex	3,000	42
Brookfield Asset Management, Cl A	71,988	3,203
BRP	2,100	99
CAE	202,700	4,115
Calfrac Well Services*	3,400	11
Cameco	8,300	95
Canaccord Genuity Group	6,500	35
Canacol Energy*	7,100	22
Canada Goose Holdings*	2,600	167
Canadian Apartment Properties‡	3,900	144
Canadian Imperial Bank of Commerce	9,400	881
Canadian National Railway	15,400	1,382
Canadian Natural Resources	83,515	2,729
Canadian Pacific Railway	8,516	1,802
Canadian Tire, Cl A	1,300	152
Canadian Utilities, Cl A	2,800	69
Canadian Western Bank	5,000	132
Canfor*	3,700	69
Canfor Pulp Products	1,700	32
Canopy Growth*	9,300	452
Capital Power	5,900	130
Cardinal Energy	5,400	22
Cascades	3,500	34
CCL Industries, Cl B	3,000	135
Celestica*	7,100	77
Cenovus Energy	21,500	216
Centerra Gold*	11,300	45
CES Energy Solutions	13,500	45
CGI Group, Cl A*	5,400	349
China Gold International Resources*	14,300	21
Choice Properties‡	7,173	67
Chorus Aviation	1,500	9
CI Financial	5,200	83
Cineplex	3,600	98
Cogeco	300	14
Cogeco Communications	800	40
Colliers International Group	1,900	147
Cominar‡	4,500	41
Computer Modelling Group	4,600	30
Constellation Software	1,996	1,469
Continental Gold*	7,900	16
Corby Spirit and Wine, Cl A	600	9
Corus Entertainment	6,000	19
Cott	7,800	126
Crescent Point Energy	11,300	72
Crew Energy*	6,200	9
Crombie‡	2,200	22
CT‡	1,600	16
Descartes Systems Group*	4,100	139
Detour Gold*	9,700	78
DIRTT Environmental Solutions*	5,300	27
Dollarama	6,600	208
Dorel Industries, Cl B	1,400	25
Dream Global‡	9,900	114
Dream Industrial‡	2,600	20
Dream Office‡	1,463	27
DREAM Unlimited, Cl A*	3,900	24
ECN Capital	20,000	58

Description	Shares	Value (000)
Eldorado Gold	40,900	$36
Element Financial	19,900	102
Emera	1,100	34
Empire	3,700	67
Enbridge	35,800	1,155
Enbridge Income Fund Holdings	7,700	187
Encana	20,400	267
Endeavour Mining*	4,300	67
Endeavour Silver*	7,200	17
Enercare	6,100	137
Enerflex	4,400	56
Enerplus	13,600	168
Enghouse Systems	1,200	76
Ensign Energy Services	7,500	36
Entertainment One	19,514	105
Equitable Group	700	37
Evertz Technologies	1,000	13
Exchange Income	400	10
Exco Technologies	1,300	10
Extendicare	4,500	27
Fairfax Financial Holdings	6,211	3,375
Fiera Capital, Cl A	2,700	26
Finning International	3,600	88
First Capital Realty	3,700	56
First Majestic Silver*	10,000	57
First National Financial	900	20
First Quantum Minerals	15,000	171
FirstService	1,800	151
Fortis	8,800	286
Fortuna Silver Mines*	8,500	37
Franco-Nevada	11,338	710
Freehold Royalties	5,100	44
Genworth MI Canada	2,100	70
George Weston	1,100	83
Gibson Energy	7,700	122
Gildan Activewear	15,931	486
Gluskin Sheff + Associates	1,700	20
Goldcorp	17,900	182
Granite‡	1,200	52
Great Canadian Gaming*	3,200	115
Great-West Lifeco	6,200	150
Guyana Goldfields*	9,000	20
H&R Real Estate Investment Trust‡	2,700	42
Home Capital Group, Cl B*	3,300	38
Hudbay Minerals	13,900	70
Hudson’s Bay	6,200	47
Husky Energy	7,100	125
Hydro One	7,000	106
IAMGOLD*	24,500	90
IGM Financial	1,600	44
Imperial Oil	6,100	197
Industrial Alliance Insurance & Financial Services	2,500	100
Innergex Renewable Energy	6,200	62
Intact Financial	2,900	241
Inter Pipeline	8,300	144
Interfor*	3,600	53
InterRent‡	2,900	26
Intertape Polymer Group	2,900	43
Ivanhoe Mines, Cl A*	31,300	67
Jamieson Wellness	1,800	37
Just Energy Group	4,900	15
Kelt Exploration*	8,300	54
Keyera	4,100	110

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Killam Apartment‡	4,700	$59
Kinaxis*	1,400	105
Kinder Morgan Canada	6,000	79
Kinross Gold*	25,600	70
Kirkland Lake Gold	10,500	199
Knight Therapeutics*	5,800	37
Labrador Iron Ore Royalty	3,400	74
Laurentian Bank of Canada	2,400	79
Linamar	1,000	46
Lithium Americas*	3,800	18
Loblaw	28,569	1,468
Lucara Diamond	15,500	26
Lundin Gold*	4,300	16
Lundin Mining	14,400	76
MAG Silver*	3,800	31
Magellan Aerospace	700	10
Magna International	18,070	949
Major Drilling Group International*	4,800	18
Manulife Financial	42,200	754
Maple Leaf Foods	4,400	106
Martinrea International	4,900	50
Maxar Technologies	3,100	102
Medical Facilities	1,300	14
MEG Energy*	12,500	78
Methanex	1,400	111
Metro, Cl A	5,410	169
Morguard‡	1,400	13
Morneau Shepell	3,200	67
Mountain Province Diamonds	8,200	17
MTY Food Group	1,200	60
Mullen Group	5,500	65
National Bank of Canada	7,000	350
Nemaska Lithium*	36,000	21
Neo Performance Materials	1,000	14
Nevsun Resources	16,900	75
New Gold*	29,400	23
NexGen Energy*	15,700	32
NFI Group	3,200	124
Norbord	2,100	70
North West	2,500	54
Northland Power	6,100	102
Northview Apartment‡	1,200	24
NorthWest Healthcare Properties‡	2,200	19
Novagold Resources*	12,800	47
Nutrien	13,509	779
NuVista Energy*	9,600	56
Obsidian Energy*	26,600	25
OceanaGold	34,900	105
Onex	1,800	124
Open Text	5,500	209
Osisko Gold Royalties	5,900	45
Osisko Mining*	8,300	15
Painted Pony Energy*	7,400	19
Pan American Silver	8,100	119
Paramount Resources, Cl A*	3,793	44
Parex Resources*	8,600	146
Parkland Fuel	7,300	245
Pason Systems	4,000	62
Pembina Pipeline	10,672	363
Pengrowth Energy*	25,600	22
Peyto Exploration & Development	9,100	78
Power Corp of Canada	7,400	161
Power Financial	5,400	124
PrairieSky Royalty	25,783	453
Precision Drilling*	16,600	57

Description	Shares	Value (000)
Premier Gold Mines*	10,700	$14
Premium Brands Holdings	1,500	109
Pretium Resources*	9,400	71
ProMetic Life Sciences*	31,100	12
Quebecor, Cl B	8,400	168
Recipe Unlimited	1,400	32
Restaurant Brands International	4,900	289
RioCan‡	2,900	55
Ritchie Bros Auctioneers	36,650	1,322
Rogers Communications, Cl B	21,303	1,096
Rogers Sugar	4,600	20
Royal Bank of Canada	39,854	3,195
Russel Metals	3,400	71
Sandstorm Gold*	10,800	40
Saputo	4,700	140
Savaria	1,200	19
Seabridge Gold*	2,300	30
Secure Energy Services	9,000	59
SEMAFO*	17,600	41
Seven Generations Energy*	5,700	68
Shaw Communications, Cl B	9,400	183
ShawCor	3,700	71
Shopify*	1,900	312
Sienna Senior Living	3,200	43
Sierra Wireless*	1,700	34
Silvercorp Metals	9,100	22
Sleep Country Canada Holdings	1,900	42
SmartCentres‡	1,300	31
SNC-Lavalin Group	3,700	151
Spin Master*	2,028	80
Sprott	9,400	22
SSR Mining*	6,200	54
Stantec	6,400	159
Stars Group*	8,400	209
Stelco Holdings	1,400	23
Stella-Jones	2,500	83
Stornoway Diamond*	30,200	9
Sun Life Financial	13,000	517
Suncor Energy	162,674	6,295
Superior Plus	9,200	90
Surge Energy	15,600	32
Tahoe Resources*	17,800	49
Tamarack Valley Energy*	12,600	49
Teck Resources, Cl B	10,400	252
TELUS	4,100	151
TFI International	5,000	181
Theratechnologies*	3,900	26
Thomson Reuters	6,200	283
Timbercreek Financial	3,700	27
TMAC Resources*	1,800	7
TMX Group	2,500	168
TORC Oil & Gas	7,100	36
Torex Gold Resources*	4,100	35
Toromont Industries	4,500	232
Toronto-Dominion Bank	65,313	3,968
Total Energy Services	2,300	19
Tourmaline Oil	5,100	90
TransAlta	15,100	85
TransAlta Renewables	7,200	64
TransCanada	35,952	1,455
Transcontinental, Cl A	4,000	71
Trevali Mining*	44,900	25
Trican Well Service*	15,050	27
Tricon Capital Group	6,900	58
Trinidad Drilling*	16,400	23

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Turquoise Hill Resources*	18,100	$39
Uni-Select	1,900	32
Uranium Participation*	7,200	26
Valener	1,900	28
Vermilion Energy	2,800	92
Wajax	1,000	20
West Fraser Timber	1,300	74
Western Forest Products	20,000	33
WestJet Airlines	1,500	24
Westshore Terminals Investment	2,800	58
Wheaton Precious Metals	9,200	161
Whitecap Resources	23,300	141
Winpak	1,700	63
WPT Industrial‡	1,700	22
WSP Global	2,200	120
Yamana Gold	52,600	131

		73,684

Chile – 0.3%
CAP	11,219	113
Cia Cervecerias Unidas	57,329	799
Cia Cervecerias Unidas ADR	13,557	378
Cia Sud Americana de Vapores*	9,057,071	289
Empresas CMPC	78,470	317
Enaex	21,199	294
Quinenco	326,790	993
Sociedad Quimica y Minera de Chile ADR	22,018	1,007

		4,190

China – 2.4%
21Vianet Group ADR*	16,331	165
51job ADR*	4,158	320
58.com ADR*	16,079	1,183
Alibaba Group Holding ADR*	45,695	7,530
Anhui Conch Cement, Cl H	194,500	1,174
Autohome ADR	34,736	2,689
Baidu ADR*	31,029	7,097
Bank of Communications, Cl H	1,476,000	1,107
CECEP COSTIN New Materials Group*	1,134,000	1
China International Travel Service, Cl A	175,299	1,733
China Railway Construction, Cl H	850,500	1,147
China Railway Group, Cl H	206,000	204
China Telecom ADR	10,259	507
Ctrip.com International ADR*	29,587	1,100
Huazhu Group ADR	48,810	1,577
Jiangsu Hengrui Medicine, Cl A	143,224	1,322
Kweichow Moutai, Cl A	19,000	2,016
Momo ADR*	21,540	943
PetroChina, Cl H	22,000	18
TAL Education Group ADR*	23,972	616
Tsingtao Brewery, Cl H	106,000	498
Weibo ADR*	290	21
Xiwang Special Steel	548,000	111
Yum China Holdings	118,880	4,173
YY ADR*	5,398	404

		37,656

Colombia – 0.2%
Almacenes Exito	24,681	121
Bancolombia ADR	19,212	802

Description	Shares	Value (000)
Ecopetrol ADR	66,991	$1,804

		2,727

Czech Republic – 0.0%
Komercni Banka	11,866	487

Denmark – 1.5%
ALK-Abello	331	55
Alm Brand	3,559	30
Ambu, Cl B	8,946	215
AP Moeller - Maersk, Cl A	81	106
AP Moeller - Maersk, Cl B	135	190
Bang & Olufsen*	1,871	43
Bavarian Nordic*	1,647	43
Carlsberg, Cl B	26,147	3,137
Chr Hansen Holding	2,029	206
Coloplast, Cl B	24,890	2,545
D/S Nordern*	1,342	20
Danske Bank	20,081	528
Dfds*	1,648	82
DSV	5,598	509
FLSmidth	2,212	137
Genmab*	1,272	200
GN Store Nord	43,348	2,112
H Lundbeck	1,412	87
IC Group	439	4
ISS	3,678	129
Jyske Bank	3,953	191
Matas	2,098	21
Nilfisk Holding*	1,394	71
NKT	1,394	36
NNIT	484	13
Novo Nordisk, Cl B	166,915	7,859
Novozymes, Cl B	4,610	253
Orsted	3,868	263
Pandora	2,456	154
Per Aarsleff Holding	1,234	47
Rockwool International, Cl B	508	218
Royal Unibrew	2,920	240
Scandinavian Tobacco Group	3,243	50
Schouw	738	61
SimCorp	2,260	196
Solar, Cl B	341	21
Spar Nord Bank	4,602	43
Sydbank	3,941	116
Topdanmark	2,114	97
TORM, Cl A*	974	6
Tryg	2,666	66
Vestas Wind Systems	28,260	1,911
William Demant Holding*	37,960	1,427
Zealand Pharma*	1,211	20

		23,758

Egypt – 0.0%
Telecom Egypt	129,194	84

Finland – 0.8%
Amer Sports	15,769	644
Atria, Cl A	872	9
Cargotec, Cl B	2,176	98
Caverion	4,850	39
Citycon	18,366	38
Cramo	2,180	49
DNA	3,122	70

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Elisa	3,186	$135
Finnair	2,745	23
Fortum	9,084	228
F-Secure	4,129	15
Huhtamaki	5,964	191
Kemira	5,541	75
Kesko, Cl B	3,595	195
Kone, Cl B	9,139	488
Konecranes, Cl A	3,568	137
Lehto Group	1,581	15
Metsa Board	10,783	109
Metso	2,388	85
Neste	2,623	217
Nokia	91,868	510
Nokian Renkaat	74,512	3,054
Oriola, Cl B	5,893	19
Orion, Cl B	2,253	85
Outokumpu	17,285	102
Outotec	7,346	48
Ponsse	668	23
Ramirent	4,456	36
Sampo, Cl A	46,132	2,389
Sanoma	4,368	43
Stockmann Abp, Cl B*	1,290	6
Stora Enso, Cl R	11,330	217
Technopolis	8,502	46
Tieto	2,939	91
Tikkurila	93,507	1,465
Tokmanni Group	2,744	24
UPM-Kymmene	11,177	438
Uponor	3,160	41
Valmet	7,139	159
Wartsila, Cl B	33,333	650
YIT	8,085	56

		12,362

France – 6.8%
ABC arbitrage	2,361	17
Accor	3,896	200
Aeroports de Paris	627	141
Air France-KLM*	10,685	111
Air Liquide	112,752	14,833
Airbus Group	23,430	2,943
Akka Technologies	583	42
AKWEL	382	8
Albioma	1,613	37
ALD	5,636	103
Alstom*	3,397	151
Alten	1,514	156
Altran Technologies	12,785	111
Amundi	1,304	98
Arkema	1,445	179
Assystem	389	13
Atos	1,954	232
Aubay	302	14
AXA	62,126	1,670
Axway Software	357	7
Beneteau	2,029	33
BioMerieux	965	80
BNP Paribas	40,249	2,464
Boiron	395	27
Bollore	17,435	75
Bonduelle SCA	723	23
Bourbon	1,188	8
Bouygues	4,534	196

Description	Shares	Value (000)
Bureau Veritas	5,577	$144
Capital Gemini	3,357	422
Carrefour	12,143	233
Casino Guichard Perrachon	975	41
Cellectis*	1,692	48
CGG*	33,986	95
Chargeurs	776	19
Cie de Saint-Gobain	10,691	461
Cie des Alpes	637	22
Cie Generale des Etablissements Michelin	3,523	421
Cie Plastic Omnium	3,235	122
CNP Assurances	3,576	86
Coface	5,144	49
Covivio‡	759	79
Credit Agricole	23,662	340
Danone	66,618	5,159
Dassault Aviation	50	93
Dassault Systemes	14,102	2,107
DBV Technologies*	1,086	49
Derichebourg	4,510	24
Devoteam	306	39
Edenred	25,568	976
Eiffage	1,636	183
Electricite de France	12,265	215
Elior Group	6,398	99
Elis	26,385	621
Engie	240,148	3,532
Eramet	517	55
Essilor International Cie Generale d’Optique	19,976	2,957
Esso Francaise	145	7
Etablissements Maurel et Prom*	2,287	15
Eurazeo	1,020	80
Eurofins Scientific	2,367	1,343
Europcar Mobility Group	6,045	57
Eutelsat Communications	3,630	86
Faurecia	1,496	90
FFP	331	45
FIGEAC-AERO*	572	10
Fnac Darty*	983	77
Gaztransport Et Technigaz	1,156	88
Gecina‡	918	153
Genfit*	1,663	39
Getlink	54,666	698
GL Events	344	8
Groupe Crit	109	9
Groupe Guillin	418	12
Guerbet	297	22
Haulotte Group	555	8
Hermes International	1,776	1,177
ICADE‡	705	65
ID Logistics Group*	115	21
Iliad	516	67
Imerys	2,747	203
Ingenico Group	1,273	97
Innate Pharma*	2,180	12
Interparfums	789	40
Ipsen	824	139
IPSOS	1,884	58
Jacquet Metal Service	840	20
JCDecaux	11,699	428
Kaufman & Broad	985	46
Kering	1,595	855
Klepierre‡	4,100	145

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Korian	2,809	$102
LafargeHolcim	1,512	75
Lagardere	5,767	178
Legrand	49,261	3,591
LISI	1,055	38
LNA Sante	236	15
L’Oreal	18,054	4,353
LVMH Moet Hennessy Louis Vuitton	21,914	7,750
Maisons du Monde	2,451	72
Manitou BF	580	21
Mercialys‡	3,076	50
Mersen	825	29
Metropole Television	1,525	31
Natixis	19,811	134
Neopost	8,592	261
Nexans	1,511	48
Nexity	2,241	124
Nokia	26,897	149
Oeneo	1,058	14
Orange	41,526	663
Orpea	2,487	322
Pernod Ricard	44,892	7,365
Peugeot	12,184	329
Pierre & Vacances*	189	6
Plastivaloire	396	6
Publicis Groupe	4,385	262
Rallye	1,467	17
Remy Cointreau	502	65
Renault	4,149	358
Rexel	5,929	89
Rubis SCA	4,808	260
Safran	7,017	983
Sanofi	23,778	2,113
Sartorius Stedim Biotech	1,471	202
Schneider Electric	97,702	7,860
SCOR	3,618	168
SEB	471	80
SES, Cl A	8,100	178
Societe BIC	517	47
Societe Generale	15,981	686
Sodexo	1,872	199
SOITEC*	1,066	74
Solocal Group*	32,888	38
Solutions 30*	947	56
Sopra Steria Group	758	122
SPIE	6,155	122
SRP Groupe*	660	4
Stallergenes Greer*	321	11
Ste Industrielle d’Aviation Latecoere*	2,789	13
STMicroelectronics	14,195	258
Suez	7,315	104
Synergie	300	11
Tarkett	1,629	42
Technicolor	18,675	22
TechnipFMC	3,900	123
Teleperformance	3,684	696
Television Francaise 1	2,239	24
Thales	6,691	950
TOTAL	193,941	12,574
Trigano	463	50
Ubisoft Entertainment*	1,628	177
Valeo	5,000	217
Vallourec	18,090	106

Description	Shares	Value (000)
Veolia Environnement	11,487	$229
Vicat	3,706	225
Vinci	10,653	1,014
Virbac	227	38
Vivendi	22,231	571
Wendel	546	82
Worldline*	2,088	134
X-Fab Silicon Foundries*	4,225	33

		106,296

Germany – 5.7%
Aareal Bank	3,116	130
adidas	8,275	2,027
ADLER Real Estate	1,568	28
ADO Properties	1,731	104
ADVA Optical Networking*	1,691	13
AIXTRON*	5,982	61
Allianz	9,313	2,076
alstria office‡	8,109	120
Amadeus Fire	328	38
Aumann	388	27
AURELIUS Equity Opportunities & KGaA	1,268	67
Aurubis	2,128	149
Axel Springer	12,836	864
BASF	64,869	5,765
Basler	72	14
Bauer	485	9
Bayer	97,245	8,638
Bayerische Motoren Werke	73,735	6,652
BayWa	921	31
Bechtle	1,682	171
Beiersdorf	49,430	5,577
Bertrandt	318	29
bet-at-home.com	120	8
Bilfinger	1,727	87
Borussia Dortmund GmbH & KGaA	2,535	23
Brenntag	22,889	1,412
CANCOM	1,800	81
Carl Zeiss Meditec	2,245	189
CECONOMY	10,139	71
Cewe Stiftung & KGAA	313	26
comdirect bank	1,561	20
Commerzbank	20,970	219
CompuGroup Medical	1,379	80
Consus Real Estate*	2,421	23
Continental	2,365	412
Corestate Capital Holding	667	31
Covestro	3,983	323
CTS Eventim & KGaA	14,920	669
Daimler	19,092	1,205
Delivery Hero*	1,832	88
Deutsche Bank	41,569	474
Deutsche Beteiligungs	676	28
Deutsche Boerse	4,077	546
Deutsche EuroShop	2,794	90
Deutsche Lufthansa	4,991	123
Deutsche Pfandbriefbank	6,997	105
Deutsche Post	21,028	750
Deutsche Telekom	118,756	1,915
Deutsche Wohnen	7,634	366
Deutz	6,173	55
DIC Asset	3,070	34
Diebold Nixdorf	388	25
DMG Mori	1,087	56

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Draegerwerk & KGaA	73	$4
Drillisch	965	47
Duerr	2,750	124
E.ON	46,581	475
EDAG Engineering Group	682	14
Elmos Semiconductor	433	9
ElringKlinger	1,480	16
Encavis	4,956	35
Evonik Industries	3,584	128
Evotec*	7,044	150
Ferratum	502	9
FinTech Group*	548	19
Fraport Frankfurt Airport Services Worldwide	865	76
Freenet	7,108	171
Fresenius & KGaA	8,663	636
Fresenius Medical Care & KGaA	25,047	2,576
GEA Group	6,863	245
Gerresheimer	4,527	382
Gerry Weber International*	1,013	3
GFT Technologies	660	9
Grand City Properties	6,577	170
GRENKE	1,335	159
H&R GmbH & KGaA	694	6
Hamborner‡	4,822	51
Hamburger Hafen und Logistik	1,309	31
Hannover Rueck	2,993	423
Hapag-Lloyd	2,140	81
HeidelbergCement	3,841	300
Heidelberger Druckmaschinen*	13,201	35
HelloFresh*	3,969	51
Henkel & KGaA	2,264	240
Hochtief	401	67
Hornbach Baumarkt	435	13
Hornbach Holding & KGaA	543	38
HUGO BOSS	1,289	99
Hypoport*	205	47
Indus Holding	1,064	66
Infineon Technologies	23,992	545
Innogy*	530	22
Innogy	2,688	120
Instone Real Estate Group*	1,062	30
Isra Vision	855	43
Jenoptik	2,663	98
JOST Werke	763	29
K+S	3,726	78
KION Group	1,373	84
Kloeckner	3,893	45
Koenig & Bauer	701	42
Krones	890	93
KWS Saat	112	43
LANXESS	1,900	139
LEG Immobilien	3,473	412
Leoni	1,841	76
Linde	14,230	3,366
MAN	734	80
MBB	132	13
Merck KGaA	33,780	3,491
METRO	4,134	65
MLP	3,891	25
MorphoSys*	1,736	186
MTU Aero Engines	10,633	2,396
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	3,152	698
Nemetschek	1,025	150

Description	Shares	Value (000)
Nordex*	2,995	$32
Norma Group	1,695	108
OHB	258	10
OSRAM Licht	1,912	76
PATRIZIA Immobilien	2,503	48
Pfeiffer Vacuum Technology	369	55
ProSiebenSat.1 Media	67,567	1,755
Puma	159	78
QIAGEN*	57,877	2,191
Rational	188	136
Rheinmetall	2,402	251
RHOEN-KLINIKUM	1,049	27
RIB Software	1,897	40
Rocket Internet*	3,959	124
RWE	10,941	270
S&T	2,737	81
SAF-Holland	2,523	38
Salzgitter	2,203	110
SAP	120,774	14,863
Scout24	5,927	276
Senvion*	1,099	8
SGL Carbon*	3,188	35
Shop Apotheke Europe*	439	22
Siemens	16,181	2,073
Siemens Healthineers*	3,165	139
Siltronic	1,168	143
Sixt	634	79
Sixt Leasing	519	9
SLM Solutions Group*	532	13
SMA Solar Technology	569	13
Software	2,678	122
Stabilus	10,708	885
STADA Arzneimittel	1,302	123
STRATEC Biomedical	209	16
Stroeer & KGaA	1,423	81
Suedzucker	3,679	49
Surteco	337	9
Symrise	8,737	799
TAG Immobilien	6,710	160
Takkt	1,685	27
Telefonica Deutschland Holding	15,476	65
ThyssenKrupp	9,382	237
TLG Immobilien	5,211	136
TUI	14,510	279
Uniper	4,502	138
United Internet	2,693	127
Vapiano*	484	5
Varta*	698	23
VERBIO Vereinigte BioEnergie	974	7
Volkswagen	693	121
Vonovia	10,268	503
Vossloh	602	31
VTG	754	46
Wacker Neuson	1,362	35
Washtec	584	51
Wirecard	3,653	792
Wuestenrot & Wuerttembergische	1,183	27
XING	157	54
Zalando*	2,196	85
zooplus*	686	119

		89,753

Greece – 0.2%
Aegean Airlines	27,543	243
Alpha Bank AE*	100,246	144

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Fourlis Holdings	59,150	$355
Grivalia Properties REIC AE‡	101,881	943
Hellenic Petroleum	8,507	74
JUMBO	22,632	336
Motor Oil Hellas Corinth Refineries	58,239	1,522

		3,617

Hong Kong – 5.6%
Agile Group Holdings	448,000	633
Agricultural Bank of China, Cl H	4,157,000	2,039
Agritrade Resources	135,000	30
AIA Group	1,616,800	14,437
Ajisen China Holdings	524,000	216
ANTA Sports Products	227,000	1,089
ASM Pacific Technology	5,800	59
Bank of China, Cl H	5,919,000	2,631
Bank of East Asia	28,779	107
BOC Hong Kong Holdings	78,500	373
BOCOM International Holdings	39,000	8
Bright Smart Securities & Commodities Group	32,000	7
Brightoil Petroleum Holdings*	155,000	15
Cafe de Coral Holdings	18,000	41
Camsing International Holding*	24,000	21
Champion‡	103,000	72
Chanjet Information Technology, Cl H*	13,600	18
China Construction Bank, Cl H	4,267,000	3,728
China LNG Group	100,000	15
China Mengniu Dairy	237,000	789
China Mobile	481,000	4,740
China Petroleum & Chemical, Cl H	118,000	118
China Resources Cement Holdings	404,000	470
China Sanjiang Fine Chemicals	102,000	27
China Shineway Pharmaceutical Group	102,000	139
China Tonghai International Financial*	100,000	10
China Trustful Group*	36,000	10
China Unicom Hong Kong	798,000	939
Chinasoft International	52,000	35
Chinese Estates Holdings	25,000	29
Chow Sang Sang Holdings International	15,000	29
CITIC Telecom International Holdings	71,000	24
CK Asset Holdings	55,638	418
CK Hutchison Holdings	200,384	2,309
CK Infrastructure Holdings	14,000	111
CK Life Sciences Int’l Holdings	126,000	8
CLP Holdings	207,000	2,424
CMBC Capital Holdings*	640,000	32
C-Mer Eye Care Holdings*	14,000	8
CNOOC	1,770,000	3,504
Convoy Global Holdings*	402,000	4
Country Garden Holdings	134,000	169
Country Garden Services Holdings*	27,471	47
CSI Properties	230,000	11
CSPC Pharmaceutical Group	712,000	1,511
Dah Sing Banking Group	25,200	51
Dah Sing Financial Holdings	8,000	51
Digital Domain Holdings*	620,000	8
Dingyi Group Investment*	155,000	11
Emperor Capital Group	126,000	6

Description	Shares	Value (000)
Emperor International Holdings	48,000	$13
ENN Energy Holdings	163,000	1,415
Esprit Holdings*	1,645,777	395
Fairwood Holdings	2,500	9
Far East Consortium International	72,000	38
FIH Mobile	169,000	19
First Pacific	564,000	278
Freeman FinTech*	380,000	4
Galaxy Entertainment Group	49,000	310
Geely Automobile Holdings	37,000	74
Giordano International	62,000	31
Global Brands Group Holding*	260,000	14
Goodbaby International Holdings	307,000	123
Great Eagle Holdings	13,411	67
Guangnan Holdings	210,000	24
Guangzhou Baiyunshan
Pharmaceutical Holdings, Cl H	138,000	492
Guotai Junan International Holdings	184,000	32
Haier Electronics Group	562,416	1,527
Haitong International Securities Group	115,407	40
Hang Lung Group	19,000	50
Hang Lung Properties	40,000	78
Hang Seng Bank	16,000	435
Health and Happiness H&H International Holdings*	10,000	60
Henderson Land Development	27,280	137
Hengan International Group	78,458	724
HK Electric Investments & HK Electric Investments	48,658	49
HKBN	36,500	63
HKT Trust	74,740	103
Hong Kong & China Gas	193,208	384
Hong Kong Exchanges and Clearing	25,072	717
Hong Kong International Construction Investment Management Group	62,000	14
Hongkong & Shanghai Hotels	210,749	294
Hopewell Holdings	31,000	102
HSBC Holdings	731,075	6,462
Huarong International Financial Holdings	76,000	8
Hutchison Telecommunications Hong Kong Holdings	64,000	25
Hysan Development	13,000	66
IGG	30,000	37
Industrial & Commercial Bank of China, Cl H	4,138,000	3,024
IT	24,000	13
Johnson Electric Holdings	18,000	51
K Wah International Holdings	66,872	32
Kerry Logistics Network	35,000	58
Kerry Properties	14,000	47
Kingboard Holdings	314,500	1,027
Kingboard Laminates Holdings	431,000	382
Lai Sun Development	9,600	14
Landing International Development*	75,600	24
Langham Hospitality Investments and Langham Hospitality Investments	32,000	12
Leyou Technologies Holdings*	70,000	23
Li & Fung	136,000	30

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Li Ning*	697,291	$659
Lifestyle International Holdings	29,500	58
Link‡	44,500	438
Liu Chong Hing Investment	12,000	18
L’Occitane International	56,814	102
Logan Property Holdings	224,000	253
Lonking Holdings	320,000	103
Luk Fook Holdings International	18,000	63
Macau Legend Development	158,000	29
Man Wah Holdings	77,600	46
Melco International Development	41,000	82
Melco Resorts & Entertainment ADR	5,073	107
MGM China Holdings	17,200	27
Microport Scientific	16,000	21
Minth Group	14,000	58
MTR	31,680	167
Nameson Holdings	58,000	8
New World Development	145,459	198
NewOcean Energy Holdings	38,000	12
NWS Holdings	34,252	68
OP Financial Investments	52,000	18
Pacific Basin Shipping	233,000	56
Pacific Textiles Holdings	46,000	39
PCCW	80,136	47
Ping An Insurance Group of China, Cl H	312,000	3,168
Poly Property Group	135,000	48
Power Assets Holdings	30,500	212
Prosperity‡	84,000	33
Regal‡	66,000	19
Regal Hotels International Holdings	18,000	10
Regina Miracle International Holdings	15,000	10
Sa Sa International Holdings	62,551	35
Sands China	51,200	232
Scud Group* (A)	252,000	15
Shanghai Industrial Urban
Development Group	134,000	22
Shangri-La Asia	22,000	33
Shenzhou International Group Holdings	177,000	2,270
Shui On Land	287,500	67
Shun Tak Holdings	70,000	24
Singamas Container Holdings	104,000	16
Sino Land	69,554	119
Sino-Ocean Group Holding	349,500	154
Sinotruk Hong Kong	660,000	1,436
SITC International Holdings	67,485	54
SJM Holdings	44,000	41
SmarTone Telecommunications Holdings	85,002	113
Stella International Holdings	459,448	410
Sun Hung Kai	19,000	10
Sun Hung Kai Properties	33,893	494
SUNeVision Holdings	43,000	29
Sunlight‡	65,000	44
Sunny Optical Technology Group	43,000	496
Swire Pacific, Cl A	10,000	110
Swire Properties	23,600	89
Tai United Holdings	65,000	3
Techtronic Industries	28,000	179
Television Broadcasts	135,200	385
Tencent Holdings	166,400	6,870
Texwinca Holdings	44,000	17

Description	Shares	Value (000)
Tingyi Cayman Islands Holding	1,045,014	$1,919
TK Group Holdings	20,000	13
Town Health International Medical Group*	154,000	7
United Laboratories International Holdings	30,000	27
Value Partners Group	51,000	41
VSTECS Holdings	36,000	19
VTech Holdings	8,400	97
Want Want China Holdings	1,463,996	1,232
We Solutions*	96,000	13
Weichai Power, Cl H	677,000	839
WH Group	185,601	131
Wharf Holdings	27,000	73
Wharf Real Estate Investment	27,000	174
Wheelock	16,000	96
Wynn Macau	30,400	70
Xin Point Holdings	22,000	9
Xinyi Glass Holdings	656,000	828
Yue Yuen Industrial Holdings	13,500	38

		88,601

Hungary – 0.1%
OTP Bank	55,517	2,057

India – 2.5%
Asian Paints	56,063	1,000
Axis Bank	147,693	1,249
Bajaj Finance	49,192	1,471
Bharti Airtel	89,650	418
Britannia Industries	12,326	991
HCL Technologies	43,181	648
HDFC Bank	50,580	1,401
HDFC Bank ADR	4,186	394
HDFC Standard Life Insurance	187,535	1,013
Hinduja Global Solutions	7,976	73
Hindustan Unilever	55,752	1,237
Housing Development Finance	186,535	4,515
IndusInd Bank	51,343	1,197
Infosys	432,388	4,355
Infosys ADR	591,260	6,013
KPIT Technologies	94,303	278
Maruti Suzuki India	9,999	1,014
Mindtree	23,414	334
MRF	1,106	970
NIIT Technologies	39,734	601
Oil & Natural Gas	120,753	295
Petronet LNG	245,868	762
Redington India	100,640	130
Shriram Transport Finance	21,707	345
State Bank of India GDR*	22,210	807
Tata Consultancy Services	190,109	5,727
UPL	120,358	1,103
Venky’s India	3,330	100
Vodafone Idea*	644,503	343
Wipro	27,327	122
WNS Holdings ADR*	2,386	121

		39,027

Indonesia – 0.5%
Adaro Energy	1,540,100	190
Bank Negara Indonesia Persero	3,227,300	1,603
Bank Pan Indonesia*	346,400	23

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Bank Pembangunan Daerah Jawa Timur	467,000	$20
Bank Rakyat Indonesia Persero	9,098,900	1,924
Japfa Comfeed Indonesia	279,200	38
Media Nusantara Citra	5,070,643	274
Telekomunikasi Indonesia Persero	6,969,900	1,703
Unilever Indonesia	358,200	1,130
United Tractors	236,500	523

		7,428

Ireland – 0.5%
AIB Group	17,513	90
Bank of Ireland Group	116,374	890
C&C Group	17,335	67
CRH	182,222	5,961
Dalata Hotel Group	10,136	81
Glanbia	10,989	189
Glenveagh Properties*	34,233	39
Green‡	34,343	60
Hibernia‡	36,731	61
Irish Continental Group	62,703	379
Irish Residential Properties‡	20,446	35
Origin Enterprises	6,692	44
Paddy Power Betfair	5,499	469
Permanent TSB Group Holdings*	5,460	14
Ryanair Holdings ADR*	487	47
Smurfit Kappa Group	4,864	192

		8,618

Israel – 0.5%
Africa Israel Properties*	517	13
Airport City*	4,288	52
Alony Hetz Properties & Investments	6,001	64
Amot Investments	6,867	36
Azrieli Group	799	41
B Communications*	664	6
Bank Hapoalim	22,087	162
Bank Leumi Le-Israel	32,990	217
Bayside Land	55	26
Bezeq The Israeli Telecommunication	38,296	44
Big Shopping Centers	184	13
Blue Square Real Estate	240	9
Brack Capital Properties*	183	21
Cellcom Israel*	2,918	20
Check Point Software Technologies*	35,995	4,237
Clal Insurance Enterprises Holdings*	1,930	36
Delek Automotive Systems	1,428	8
Delek Group	194	33
Delta-Galil Industries	384	11
Elbit Systems	542	68
Elco	655	12
Electra	78	19
First International Bank of Israel	2,906	66
Formula Systems 1985	581	25
Frutarom Industries	841	87
Gazit-Globe	5,336	49
Harel Insurance Investments & Financial Services	6,037	46
IDI Insurance	463	29
Industrial Buildings*	11,517	16
Israel	190	61

Description	Shares	Value (000)
Israel Chemicals	13,795	$84
Israel Discount Bank, Cl A	64,622	215
Jerusalem Economy*	12,206	34
Jerusalem Oil Exploration*	412	25
Kenon Holdings	723	12
Matrix IT	1,358	16
Mazor Robotics*	2,396	69
Melisron	955	42
Menora Mivtachim Holdings	953	11
Migdal Insurance & Financial Holding	21,630	24
Mizrahi Tefahot Bank	2,602	46
Naphtha Israel Petroleum*	1,510	10
NICE-Systems*	1,284	145
Norstar Holdings	544	9
Nova Measuring Instruments*	1,849	48
Oil Refineries	104,992	52
Partner Communications*	5,859	31
Paz Oil	530	84
Phoenix Holdings	5,994	36
Radware*	2,566	68
Rami Levy Chain Stores Hashikma Marketing 2006	243	11
Reit 1‡	9,175	37
Sapiens International	1,817	22
Shapir Engineering and Industry	7,959	29
Shikun & Binui*	10,716	22
Shufersal	5,578	36
Strauss Group	2,648	58
Summit Real Estate Holdings	1,739	16
Teva Pharmaceutical Industries	11,819	258
Teva Pharmaceutical Industries ADR	8,153	176
Tower Semiconductor*	5,530	120

		7,373

Italy – 1.7%
A2A	87,423	151
ACEA	3,110	47
Aeroporto Guglielmo Marconi Di Bologna	818	14
Amplifon	4,506	100
Anima Holding	17,205	85
Aquafil	1,068	15
Arnoldo Mondadori Editore*	6,704	12
Ascopiave	2,362	8
Assicurazioni Generali	24,582	425
ASTM	2,348	51
Atlantia	10,059	209
Autogrill	7,213	74
Azimut Holding	6,832	102
Banca Carige*	1,700,888	13
Banca Farmafactoring	5,240	31
Banca Generali	3,328	86
Banca IFIS	1,181	27
Banca Mediolanum	14,650	100
Banca Monte dei Paschi di Siena*	14,128	37
Banca Popolare di Sondrio SCPA	24,059	92
Banco BPM*	83,020	205
Beni Stabili SIIQ‡	48,661	43
Biesse	764	27
Bio On Spa*	500	33
BPER Banca	21,353	99
Brembo	8,448	111
Brunello Cucinelli	1,727	67

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Buzzi Unicem	3,884	$80
Buzzi Unicem RSP	2,149	26
Cairo Communication	2,369	9
Cementir Holding	1,553	11
Cerved Group	10,961	118
CIR-Compagnie Industriali Riunite	17,051	19
CNH Industrial	136,515	1,641
Credito Emiliano	4,286	28
Credito Valtellinese	371,735	47
Danieli & C Officine Meccaniche	669	18
Danieli & C Officine Meccaniche RSP	2,570	46
Datalogic	1,158	42
Davide Campari-Milano	64,632	550
De’ Longhi	3,597	113
DeA Capital	6,494	10
DiaSorin	1,207	127
doBank	2,088	23
Ei Towers	928	61
El.En.	474	12
Enav	16,201	79
Enel	171,141	876
Eni	219,567	4,151
ERG	3,518	72
EXOR	2,412	162
Falck Renewables	6,160	13
Ferrari	2,543	350
Fiat Chrysler Automobiles*	22,888	402
Fila	1,137	23
Fincantieri	28,316	46
FinecoBank Banca Fineco	21,854	292
Geox	3,289	8
Gima TT	1,837	23
Hera	44,279	138
IMA Industria Macchine Automatiche	1,002	84
Immobiliare Grande Distribuzione SIIQ‡	2,795	21
Infrastrutture Wireless Italiane	12,834	95
Interpump Group	4,209	138
Intesa Sanpaolo	1,524,196	3,894
Iren	35,504	87
Italgas	27,097	147
Italmobiliare	938	23
Juventus Football Club*	19,509	33
La Doria	707	9
Leonardo-Finmeccanica	8,091	98
Luxottica Group	34,125	2,320
Maire Tecnimont	8,266	37
MARR	1,816	53
Mediaset*	18,496	58
Mediobanca	13,123	131
Moncler	3,697	159
OVS*	9,853	28
Piaggio & C	193,150	443
Pirelli & C*	8,143	68
Poste Italiane	10,764	86
Prima Industrie	216	7
Prysmian	5,023	117
RAI Way	4,576	23
Recordati	2,132	72
Reply	1,177	81
Safilo Group*	1,581	4
Saipem*	207,677	1,280
Salini Impregilo	10,123	25

Description	Shares	Value (000)
Salvatore Ferragamo	2,673	$64
Saras	24,143	52
Sesa	536	17
Snam	496,396	2,068
Societa Cattolica di Assicurazioni SC	7,623	66
Societa Iniziative Autostradali e Servizi	3,996	59
Sogefi*	2,114	5
Tamburi Investment Partners	5,229	39
Technogym	4,689	58
Telecom Italia*	239,760	146
Telecom Italia RSP	118,219	64
Tenaris	9,931	166
Terna Rete Elettrica Nazionale	30,239	162
Tod’s	534	36
UniCredit	101,121	1,521
Unione di Banche Italiane	57,023	229
Unipol Gruppo	20,262	90
Zignago Vetro	1,102	11

		26,354

Japan – 15.0%
77 Bank	2,800	67
ABC-Mart	2,200	122
Achilles	500	10
Acom	7,800	31
Activia Properties‡	33	143
Adastria	1,300	17
ADEKA	4,900	84
Advan	1,300	11
Advance Residence Investment‡	69	176
Advantest	10,000	211
Aeon	12,900	311
Aeon Delight	3,300	120
Aeon Fantasy	300	11
AEON Financial Service	13,500	281
AEON Investment‡	73	78
Aeon Mall	2,100	36
AGC	3,800	158
Ai Holdings	1,900	44
Aica Kogyo	2,700	109
Aichi	2,400	13
Aichi Bank	400	18
Aichi Steel	600	23
Aida Engineering	3,100	28
Aiful*	16,700	50
Ain Holdings	1,500	121
Air Water	3,300	61
Aisan Industry	2,000	17
Aisin Seiki	3,400	165
Ajinomoto	9,200	158
Akatsuki	200	8
Akebono Brake Industry	3,800	9
Akita Bank	1,000	26
Alfresa Holdings	22,900	613
Alpen	1,000	18
Alpine Electronics	2,200	41
Alps Electric	4,000	102
Altech	800	18
Amada Holdings	7,200	77
Amano	3,200	67
Amuse	400	11
ANA Holdings	2,200	77
Anest Iwata	1,300	13

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Anicom Holdings	700	$23
Anritsu	7,800	129
AOI Electronics	300	10
AOKI Holdings	2,400	33
Aomori Bank	1,100	33
Aoyama Trading	2,300	71
Aozora Bank	2,300	82
Arata	600	30
Arcland Sakamoto	1,500	20
Arcland Service Holdings	600	11
Arcs	2,400	65
Ariake Japan	1,000	100
Aruhi	1,100	23
As One	900	67
Asahi	1,000	13
Asahi Diamond Industrial	2,200	16
Asahi Group Holdings	11,000	477
Asahi Holdings	2,100	38
Asahi Intecc	5,000	218
Asahi Kasei	27,200	412
Asics	3,300	49
ASKA Pharmaceutical	700	10
ASKUL	1,300	39
Astellas Pharma	51,200	892
Ateam	400	7
Atom	5,200	47
Autobacs Seven	3,700	64
Avex	1,800	26
Awa Bank	1,800	56
Axial Retailing	900	32
Azbil	15,400	335
Bando Chemical Industries	2,200	26
Bank of Iwate	1,000	44
Bank of Kyoto	1,100	57
Bank of Nagoya	800	27
Bank of Okinawa	1,400	50
Bank of Saga	500	10
Bank of the Ryukyus	2,300	28
BayCurrent Consulting	600	17
Belc	600	32
Bell System24 Holdings	1,900	30
Belluna	2,500	30
Benefit One	1,600	52
Benesse Holdings	1,500	43
Bic Camera	5,800	81
BML	1,200	37
Bridgestone	24,100	911
Broadleaf	3,600	26
Bronco Billy	400	13
Brother Industries	4,600	91
Bunka Shutter	3,200	24
Calbee	1,500	49
Canon	142,300	4,522
Canon Electronics	800	17
Canon Marketing Japan	2,800	59
Capcom	4,400	112
Casio Computer	27,700	453
Cawachi	900	18
Central Glass	2,000	52
Central Japan Railway	3,040	633
Central Security Patrols	400	18
Chiba Bank	23,300	159
Chiba Kogyo Bank	3,100	14
Chiyoda	9,400	77
Chiyoda	900	18

Description	Shares	Value (000)
Chiyoda Integre	500	$10
Chofu Seisakusho	1,300	30
Chori	800	15
Chubu Electric Power	13,300	201
Chubu Shiryo	1,300	18
Chudenko	2,000	46
Chugai Pharmaceutical	4,800	308
Chugoku Bank	8,200	84
Chugoku Electric Power	5,800	75
Chugoku Marine Paints	3,300	33
Chukyo Bank	400	8
CI Takiron	2,300	13
Ci:z Holdings	1,400	52
Citizen Holdings	17,100	113
CKD	2,700	35
Clarion	1,000	15
Cleanup	1,500	11
CMIC Holdings	500	10
CMK	2,600	20
Coca-Cola Bottlers Japan Holdings	2,800	75
cocokara fine	900	58
COLOPL	2,600	17
Colowide	3,100	79
Comforia Residential‡	32	75
Computer Engineering & Consulting	1,500	37
COMSYS Holdings	6,000	178
Comture	500	19
Concordia Financial Group	39,800	195
CONEXIO	1,200	22
COOKPAD	2,500	10
Corona, Cl A	900	10
Cosel	800	9
Cosmo Energy Holdings	2,900	119
Cosmos Pharmaceutical	600	135
Create Restaurants Holdings	2,500	29
Create SD Holdings	1,500	39
Credit Saison	3,500	57
CyberAgent	2,100	112
CYBERDYNE*	2,000	16
Dai Nippon Printing	5,000	116
Daibiru	2,800	30
Daicel	4,900	57
Dai-Dan	800	20
Daido Metal	2,300	19
Daido Steel	1,400	68
Daifuku	6,200	316
Daihen	1,000	26
Daiho	1,000	28
Daiichi Jitsugyo	400	14
Dai-ichi Life Holdings	76,800	1,599
Daiichi Sankyo	12,100	524
Daiichikosho	2,200	106
Daiken	600	12
Daikin Industries	35,400	4,711
Daikokutenbussan	200	8
Daikyo	1,800	37
Daikyonishikawa	2,000	23
Dainichiseika Color & Chemicals Manufacturing	600	20
Daio Paper	3,800	54
Daiseki	2,000	55
Daishi Bank	1,500	66
Daisyo	700	11
Daito Trust Construction	1,500	193

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Daiwa House Industry	18,600	$551
Daiwa House Investment, Cl A‡	34	78
Daiwa Industries	1,100	12
Daiwa Office Investment‡	18	109
Daiwa Securities Group	33,100	201
Daiwabo Holdings	900	58
DCM Holdings	5,100	46
Dena	2,000	35
Denka	4,600	160
Denki Kogyo	400	11
Denso	203,800	10,761
Dentsu	4,500	209
Denyo	600	10
Descente	2,200	46
Dexerials	3,100	32
DIC	4,100	148
Digital Arts	600	28
Digital Garage	1,800	59
Digital Hearts Holdings	700	10
Dip	1,600	39
Disco	600	100
DMG Mori	5,500	92
Don Quijote Holdings	2,600	132
Doshisha	1,200	25
Doutor Nichires Holdings	2,100	39
Dowa Holdings	2,600	83
DTS	1,100	44
Duskin	2,200	54
DyDo Group Holdings	500	25
Eagle Industry	1,000	13
Earth	700	34
East Japan Railway	15,700	1,459
Ebara	5,400	186
EDION	3,600	40
Ehime Bank	1,800	20
Eighteenth Bank	800	27
Eiken Chemical	1,800	42
Eisai	5,320	518
Eizo	800	36
Elecom	1,000	25
Electric Power Development	3,100	86
Elematec	500	12
en-japan	1,700	85
Enplas	400	11
EPS Holdings	1,400	30
eRex	1,500	14
ES-Con Japan	2,300	16
ESPEC	900	17
euglena*	3,100	24
Exedy	1,600	53
Ezaki Glico	2,400	118
F@N Communications	1,800	11
FamilyMart	1,600	167
Fancl	1,900	93
FANUC	16,580	3,125
Fast Retailing	1,200	612
FC Residential Investments‡	65	54
FCC	1,700	51
FDK*	600	8
Feed One	7,600	14
Ferrotec Holdings	1,800	17
FFRI*	300	8
Fields	1,000	8
Financial Products Group	3,400	33
Foster Electric	1,000	13

Description	Shares	Value (000)
FP	1,400	$85
France Bed Holdings	1,600	14
Frontier Real Estate Investment‡	24	93
Fudo Tetra	590	11
Fuji	3,400	54
Fuji	1,000	20
Fuji Electric	2,400	96
Fuji Heavy Industries	20,500	628
Fuji Kyuko	1,000	33
Fuji Media Holdings	31,100	552
Fuji Oil Holdings	2,800	88
Fuji Pharma	600	9
Fuji Seal International	2,300	81
Fuji Soft	1,400	71
Fujibo Holdings	400	12
Fujicco	1,200	25
FUJIFILM Holdings	26,400	1,189
Fujikura	13,100	62
Fujimi	1,000	26
Fujimori Kogyo	800	27
Fujita Kanko	300	9
Fujitec	3,400	46
Fujitsu	4,100	292
Fujitsu General	3,000	50
Fujiya	500	11
Fukuda	400	20
Fukuda Denshi	500	33
Fukui Computer Holdings	300	6
Fukuoka Corp‡	34	53
Fukuoka Financial Group	9,600	264
Fukushima Industries	700	36
Fukuyama Transporting	1,600	69
FULLCAST Holdings	1,000	23
Funai Soken Holdings	2,150	49
Furukawa	1,700	25
Furukawa Electric	3,500	116
Fuso Chemical	800	19
Futaba	1,900	34
Futaba Industrial	2,500	18
Future	1,200	19
Fuyo General Lease	1,000	61
Gecoss	1,100	12
Genky DrugStores	400	15
Geo Holdings	1,400	21
Giken	1,000	27
Global One Real Estate Investment‡	44	45
Glory	4,500	110
GLP‡	180	175
GMO internet	3,700	65
GMO Payment Gateway	1,800	112
GNI Group*	700	28
Godo Steel	600	12
Goldcrest	600	10
Goldwin	600	41
Gree	5,900	28
GS Yuasa	3,800	94
G-Tekt	1,100	18
GungHo Online Entertainment	19,800	41
Gunma Bank	17,000	88
Gunosy*	1,000	18
Gunze	900	45
Gurunavi	1,400	11
H2O Retailing	4,600	76
Hachijuni Bank	18,700	86

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Hakuhodo DY Holdings	5,100	$89
Halows	500	12
Hamakyorex	900	33
Hamamatsu Photonics	3,100	123
Hankyu Hanshin Holdings	4,600	163
Hankyu Hanshin‡	27	34
Hanwa	1,800	60
Harmonic Drive Systems	1,800	66
Haseko	14,400	187
Hazama Ando	8,600	66
HEALIOS*	1,100	17
Heiwa	2,900	65
Heiwa Real Estate	2,200	39
Heiwa Real Estate‡	49	49
Heiwado	1,600	43
Hibiya Engineering	1,200	21
Hiday Hidaka	1,240	25
Hikari Tsushin	500	99
Hino Motors	5,600	61
Hinokiya Group	400	10
Hioki EE	400	13
Hirata	1,400	101
Hirose Electric	8,880	971
Hiroshima Bank	12,200	83
HIS	2,100	70
Hisaka Works	1,400	15
Hisamitsu Pharmaceutical	1,100	84
Hitachi	55,200	1,874
Hitachi Capital	2,600	72
Hitachi Chemical	2,500	51
Hitachi Construction Machinery	2,400	80
Hitachi High-Technologies	5,500	190
Hitachi Metals	3,900	48
Hitachi Transport System	2,600	73
Hitachi Zosen	8,600	36
Hochiki	800	12
Hodogaya Chemical	400	12
Hogy Medical	1,400	48
Hokkaido Electric Power	9,800	62
Hokkoku Bank	1,200	46
Hokuetsu	6,900	38
Hokuetsu Bank	1,100	24
Hokuhoku Financial Group	6,300	89
Hokuriku Electric Power	9,100	93
Hokuto	1,500	26
Honda Motor	224,000	6,780
Horiba	1,900	101
Hoshino Resorts‡	12	59
Hoshizaki Electric	4,600	476
Hosiden	3,200	31
Hosokawa Micron	300	16
House Foods Group	3,300	99
Hoya	143,300	8,513
Hulic	6,800	67
Hulic‡	53	77
Hyakugo Bank	12,000	48
Hyakujushi Bank	1,300	38
Ibiden	6,400	90
IBJ Leasing	1,600	43
Ichibanya	900	36
Ichigo	14,500	54
Ichikoh Industries	1,600	14
Ichiyoshi Securities	2,100	22
Icom	400	9
Idec	1,300	28

Description	Shares	Value (000)
Idemitsu Kosan	2,700	$143
IDOM	2,900	10
IHI	3,000	114
Iida Group Holdings	3,300	59
Iino Kaiun Kaisha	5,000	26
Inaba Denki Sangyo	1,600	71
Inabata	2,600	40
Industrial & Infrastructure Fund Investment‡	76	77
Ines	1,100	13
Infocom	500	17
Infomart	4,800	63
Information Services International- Dentsu	700	26
Inpex	57,900	723
Internet Initiative Japan	1,700	34
Invesco Office‡	496	71
Invincible Investment‡	315	132
Iriso Electronics	1,000	52
Iseki	1,000	18
Isetan Mitsukoshi Holdings	29,900	367
Ishihara Sangyo Kaisha*	1,500	23
Istyle	1,900	23
Isuzu Motors	11,800	186
Ito En	2,800	124
ITOCHU	42,500	778
Itochu Enex	2,600	26
Itochu Techno-Solutions	11,100	241
Itochu-Shokuhin	200	11
Itoham Yonekyu Holdings	7,500	52
Itoki	1,500	9
Itokuro*	200	12
Iwatani	1,800	64
Iyo Bank	12,200	76
Izumi	2,000	133
J Front Retailing	4,800	74
J Trust	3,200	19
JAC Recruitment	700	16
Jaccs	1,400	30
Jafco	1,700	66
Jamco	500	14
Japan‡	29	152
Japan Airlines	5,900	212
Japan Airport Terminal	1,000	46
Japan Asset Marketing*	8,600	9
Japan Aviation Electronics Industry	3,000	51
Japan Cash Machine	1,000	11
Japan Display*	33,400	37
Japan Excellent‡	62	82
Japan Exchange Group	17,300	301
Japan Hotel‡	223	162
Japan Investment Adviser	500	19
Japan Lifeline	2,800	59
Japan Logistics Fund‡	48	94
Japan Material	3,400	46
Japan Petroleum Exploration	2,000	46
Japan Post Bank	7,900	93
Japan Post Holdings	105,400	1,254
Japan Prime‡	18	64
Japan Pulp & Paper	600	25
Japan Rental Housing Investments‡	97	77
Japan Retail Fund Investment‡	56	102
Japan Securities Finance	6,100	37
Japan Steel Works	3,600	88

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Japan Tissue Engineering*	400	$4
Japan Tobacco	155,000	4,046
Japan Wool Textile	3,000	25
JCR Pharmaceuticals	800	45
JCU	1,200	29
Jeol	2,000	43
JFE Holdings	10,300	236
JGC	4,300	99
Jimoto Holdings	5,700	9
JINS	700	37
J-Oil Mills	300	10
Joshin Denki	1,000	29
Joyful Honda	2,600	41
JSP	500	13
JSR	4,100	77
JTEKT	4,600	67
Juroku Bank	1,500	38
Justsystems	1,600	37
JVC Kenwood	8,400	24
JX Holdings	68,900	520
K&O Energy Group	900	14
kabu.com Securities	8,300	28
Kadokawa Dwango	2,700	30
Kaga Electronics	700	15
Kagome	3,900	113
Kajima	9,500	138
Kakaku.com	2,600	51
Kaken Pharmaceutical	1,800	96
Kameda Seika	700	33
Kamei	800	11
Kamigumi	2,000	44
Kanamoto	1,400	50
Kandenko	5,000	52
Kaneka	1,000	46
Kanematsu	4,000	60
Kanematsu Electronics	700	24
Kansai Electric Power	17,500	264
Kansai Mirai Financial Group*	4,713	44
Kansai Paint	3,400	63
Kansai Super Market	1,100	12
Kanto Denka Kogyo	1,800	19
Kao	40,500	3,269
Kappa Create	1,400	17
Kasai Kogyo	1,000	10
Katakura Industries	900	11
Katitas	1,100	34
Kato Sangyo	1,400	47
Kawasaki Heavy Industries	3,000	85
Kawasaki Kisen Kaisha	4,600	92
KDDI	51,300	1,417
Keihan Holdings	2,100	80
Keihin	2,000	41
Keikyu	4,700	86
Keio	2,200	120
Keisei Electric Railway	2,800	99
Keiyo	1,500	7
Keiyo Bank	6,000	50
Kenedix	13,300	76
Kenedix Office Investment, Cl A‡	24	153
Kenedix Residential Investment‡	43	66
Kenedix Retail‡	26	56
Kenko Mayonnaise	700	18
Kewpie	5,900	137
Key Coffee	900	17
Keyence	2,300	1,335

Description	Shares	Value (000)
KH Neochem	1,600	$62
Kikkoman	3,100	184
Kinden	7,400	118
Kintetsu Department Store*	300	10
Kintetsu Group Holdings	3,800	153
Kintetsu World Express	2,000	38
Kirin Holdings	63,900	1,637
Kisoji	1,400	33
Kissei Pharmaceutical	1,700	54
Kitanotatsujin	3,300	20
Kitz	4,300	37
Kiyo Bank	3,500	56
KLab	2,300	23
KNT-CT Holdings*	500	6
Koa	1,600	28
Koatsu Gas Kogyo	1,800	15
Kobayashi Pharmaceutical	1,000	74
Kobe Bussan	800	45
Kobe Steel	5,600	50
Koei Tecmo Holdings	2,520	43
Kohnan Shoji	1,600	40
Koito Manufacturing	4,600	302
Kokuyo	4,300	77
Komatsu	92,300	2,808
KOMEDA Holdings	2,600	53
Komeri	1,700	40
Komori	3,000	37
Konami Holdings	1,900	74
Konica Minolta	9,800	104
Konishi	1,700	27
Konoike Transport	1,100	19
Kose	600	114
Koshidaka Holdings	2,000	23
Kotobuki Spirits	1,000	47
K’s Holdings	8,900	108
Kubota	352,100	5,983
Kumagai Gumi	1,800	50
Kumiai Chemical Industry	4,800	36
Kura	600	39
Kurabo Industries	1,000	27
Kuraray	6,900	104
Kureha	1,000	75
Kurita Water Industries	9,900	288
Kusuri no Aoki	900	72
KYB	1,000	45
Kyocera	91,100	5,467
Kyoei Steel	1,300	25
Kyokuto Kaihatsu Kogyo	1,500	24
Kyokuto Securities	700	9
KYORIN Holdings	2,200	45
Kyoritsu Maintenance	1,600	68
Kyowa Exeo	4,500	132
Kyowa Hakko Kirin	5,100	96
Kyudenko	2,400	95
Kyushu Electric Power	8,400	101
Kyushu Financial Group	18,100	86
Kyushu Railway	3,600	110
LaSalle Logiport‡	65	60
Lasertec	2,000	67
Lawson	3,900	238
LEC	1,200	31
Leopalace21	14,400	80
Life	800	20
LIFULL*	2,400	13
LINE*	1,500	63

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Linical	700	$11
Link And Motivation	1,500	19
Lintec	2,500	64
Lion	16,300	362
LIXIL Group	21,800	420
LIXIL VIVA	1,100	17
M&A Capital Partners*	400	24
M3	8,800	200
Mabuchi Motor	900	36
Macnica Fuji Electronics Holdings	2,600	46
Macromill	1,800	38
Maeda	28,900	382
Maeda Kosen	800	17
Maeda Road Construction	3,500	71
Makino Milling Machine	1,200	51
Makita	7,500	376
Mandom	3,700	118
Mani	1,300	63
Mars Group Holdings	500	11
Marubeni	32,300	296
Marudai Food	1,000	19
Maruha Nichiro	2,100	77
Marui Group	16,600	410
Maruichi Steel Tube	1,200	39
Marusan Securities	3,500	30
Maruwa	500	33
Maruwa Unyu Kikan	500	19
Maruzen Showa Unyu	400	10
Marvelous	1,200	10
Matsuda Sangyo	900	13
Matsui Securities	6,300	66
Matsumotokiyoshi Holdings	7,300	299
Matsuya	1,200	14
Matsuya Foods	300	10
Max	1,000	15
Maxell Holdings	2,900	45
Mazda Motor	11,800	142
McDonald’s Holdings Japan	1,500	66
MCJ	3,800	33
MCUBS MidCity Investment‡	90	68
Mebuki Financial Group	16,300	56
Medical Data Vision*	1,100	18
Medipal Holdings	3,700	77
Megachips	800	17
Megmilk Snow Brand	2,500	64
Meidensha	2,000	33
MEIJI Holdings	4,600	309
Meiko Network Japan	700	6
Meitec	1,500	72
Melco Holdings	300	11
Menicon	1,400	34
METAWATER	800	23
Micronics Japan	1,300	9
Milbon	1,200	55
Mimasu Semiconductor Industry	600	10
Minebea	8,300	150
Ministop	500	10
Miraca Holdings	2,800	73
Mirait Holdings	3,100	53
Miroku Jyoho Service	800	18
Misawa Homes	1,400	11
MISUMI Group	6,000	155
Mitsuba	1,500	14
Mitsubishi	48,160	1,483
Mitsubishi Chemical Holdings	26,500	254

Description	Shares	Value (000)
Mitsubishi Electric	39,100	$536
Mitsubishi Estate	51,600	877
Mitsubishi Estate Logistics Investment‡	11	24
Mitsubishi Gas Chemical	3,100	66
Mitsubishi Heavy Industries	12,700	490
Mitsubishi Logisnext	1,500	20
Mitsubishi Logistics	9,100	235
Mitsubishi Materials	2,400	72
Mitsubishi Motors	13,200	93
Mitsubishi Pencil	2,000	37
Mitsubishi Research Institute	400	15
Mitsubishi Shokuhin	900	24
Mitsubishi Steel Manufacturing	1,000	19
Mitsubishi Tanabe Pharma	5,300	89
Mitsubishi UFJ Financial Group	274,800	1,715
Mitsubishi UFJ Lease & Finance	8,100	48
Mitsuboshi Belting	1,500	40
Mitsui	35,400	630
Mitsui Chemicals	3,700	93
Mitsui E&S Holdings	3,800	68
Mitsui Fudosan	19,200	454
Mitsui Fudosan Logistics Park‡	12	34
Mitsui High-Tec	1,100	15
Mitsui Mining & Smelting	3,200	93
Mitsui OSK Lines	2,500	73
Mitsui Sugar	700	20
Mitsui-Soko Holdings	800	15
Miura	4,600	143
Mixi	2,200	53
Miyazaki Bank	800	23
Mizuho Financial Group	777,400	1,356
Mizuno	1,000	25
Mochida Pharmaceutical	700	58
Modec	1,200	39
Monex Group	9,800	47
Money Forward*	500	22
Monogatari	300	29
MonotaRO	7,000	197
Mori Hills Investment‡	77	98
Mori Trust Hotel‡	19	24
Mori Trust Sogo‡	56	80
Morinaga	2,100	78
Morinaga Milk Industry	1,800	49
Morita Holdings	1,800	41
MOS Food Services	1,600	42
MS&AD Insurance Group Holdings	39,200	1,309
MTI	1,800	10
Murata Manufacturing	3,800	584
Musashi Seimitsu Industry	2,400	39
Musashino Bank	1,500	43
Nabtesco	2,100	56
Nachi-Fujikoshi	900	44
Nagaileben	1,500	36
Nagase	5,600	98
Nagatanien Holdings	500	14
Nagoya Railroad	3,700	92
Nakanishi	3,600	75
Nakayama Steel Works	1,800	12
Namco Bandai Holdings	28,600	1,112
Namura Shipbuilding	2,000	10
Nankai Electric Railway	5,800	146
Nanto Bank	1,500	38
NEC	16,100	445
NEC Capital Solutions	700	12

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
NEC Networks & System Integration	1,400	$32
NET One Systems	4,200	101
Neturen	1,100	11
Nexon	9,500	124
Nextage	1,600	12
NGK Insulators	5,200	86
NGK Spark Plug	3,300	96
NH Foods	1,900	70
NHK Spring	10,800	112
Nichias	3,000	78
Nichiban	500	12
Nichicon	2,500	25
Nichiden	400	7
Nichiha	1,400	37
NichiiGakkan	1,500	13
Nichi-iko Pharmaceutical	2,400	36
Nichirei	5,900	156
Nidec	4,700	677
Nifco	4,600	124
Nihon Chouzai	300	9
Nihon Kohden	111,100	3,520
Nihon M&A Center	7,400	222
Nihon Nohyaku	1,800	13
Nihon Parkerizing	5,000	68
Nihon Trim	200	10
Nihon Unisys	3,700	95
Nikkiso	2,800	37
Nikkon Holdings	3,300	86
Nikon	8,100	152
Nintendo	2,400	876
Nippo	3,000	55
Nippon Accommodations Fund‡	25	111
Nippon Beet Sugar Manufacturing	700	13
Nippon Building Fund‡	28	162
Nippon Carbon	500	35
Nippon Ceramic	1,100	29
Nippon Chemi-Con	700	20
Nippon Denko	4,800	13
Nippon Densetsu Kogyo	1,800	38
Nippon Electric Glass	1,800	57
Nippon Express	1,500	98
Nippon Flour Mills	2,800	49
Nippon Gas	2,000	100
NIPPON Investment‡	23	74
Nippon Kanzai	1,000	19
Nippon Kayaku	7,900	94
Nippon Koei	500	13
Nippon Light Metal Holdings	30,400	68
Nippon Paint Holdings	3,100	116
Nippon Paper Industries	5,400	99
Nippon Parking Development	12,700	20
Nippon Prologis‡	38	75
Nippon Road	400	23
Nippon Seiki	2,500	47
Nippon Sharyo*	500	14
Nippon Sheet Glass	4,600	50
Nippon Shinyaku	2,500	164
Nippon Shokubai	1,500	117
Nippon Signal	3,300	34
Nippon Soda	1,200	37
Nippon Steel & Sumikin Bussan	800	40
Nippon Steel & Sumitomo Metal	15,800	334
Nippon Suisan Kaisha	38,200	249
Nippon Telegraph & Telephone	48,100	2,173

Description	Shares	Value (000)
Nippon Television Holdings	25,320	$439
Nippon Thompson	2,300	15
Nippon Yusen	2,800	53
Nipro	7,800	107
Nishimatsu Construction	3,000	76
Nishimatsuya Chain	2,500	25
Nishimoto	300	14
Nishi-Nippon Financial Holdings	7,000	81
Nishi-Nippon Railroad	3,400	92
Nishio Rent All	900	30
Nissan Chemical	12,500	659
Nissan Motor	49,800	466
Nissan Shatai	4,100	37
Nissei ASB Machine	400	17
Nissha	2,200	43
Nisshin Oillio Group	1,400	41
Nisshin Seifun Group	4,100	90
Nisshin Steel	2,500	37
Nisshinbo Holdings	8,496	101
Nissin	600	14
Nissin Electric	2,600	24
Nissin Foods Holdings	1,400	96
Nissin Kogyo	2,000	34
Nitori Holdings	1,700	244
Nitta	1,200	46
Nittetsu Mining	200	10
Nitto Boseki	1,400	33
Nitto Denko	15,500	1,161
Nitto Kogyo	1,100	20
Nitto Kohki	600	14
Nittoku Engineering	700	21
Noevir Holdings	800	44
NOF	3,500	118
Nohmi Bosai	1,200	27
Nojima	1,400	31
NOK	1,700	29
Nomura	10,500	217
Nomura Holdings	142,300	680
Nomura Real Estate Holdings	2,400	48
Nomura Real Estate Master Fund‡	83	113
Nomura Research Institute	5,000	253
Noritake	500	32
Noritsu Koki	900	25
Noritz	1,600	25
North Pacific Bank	14,600	49
NS Solutions	1,900	61
NS United Kaiun Kaisha	500	12
NSD	2,200	49
NSK	7,500	86
NTN	21,000	86
NTT Data	71,800	994
NTT DOCOMO	39,300	1,057
NTT Urban Development	35,200	403
NuFlare Technology	200	10
Obara Group	600	29
Obayashi	65,200	616
Obic	5,060	479
OBIC Business Consultants	600	54
Odakyu Electric Railway	6,400	151
Ogaki Kyoritsu Bank	1,600	41
Ohara	300	8
Ohsho Food Service	700	49
Oiles	1,200	26
Oita Bank	800	29
Oji Holdings	19,000	138

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Okabe	2,300	$23
Okamoto Industries	600	33
Okamura	3,400	45
Okasan Securities Group	8,000	41
Oki Electric Industry	4,400	58
Okinawa Electric Power	2,500	53
OKUMA	1,200	67
Okumura	1,600	50
Okuwa	1,000	10
Olympus	96,600	3,771
Omron	89,800	3,793
Ono Pharmaceutical	8,300	235
Onward Holdings	22,600	152
Open Door*	600	18
Open House	1,700	84
Optex Group	1,600	32
Optorun	700	18
Oracle Japan	2,400	193
Organo	400	11
Orient	21,900	32
Oriental Land	4,300	449
ORIX	27,400	443
Orix JREIT‡	140	219
Osaka Gas	7,800	152
Osaka Soda	800	21
Osaka Steel	1,000	19
OSAKA Titanium Technologies	700	11
Osaki Electric	1,500	12
OSG	3,800	87
OSJB Holdings	4,700	13
Otsuka	3,700	138
Otsuka Holdings	16,600	837
Outsourcing	4,000	59
Oyo	700	9
Pacific Industrial	2,400	40
Pacific Metals*	700	26
Pack	500	19
PAL GROUP Holdings	400	10
PALTAC	1,700	93
Panasonic	46,700	544
Paramount Bed Holdings	900	44
Parco	800	9
Park24	2,400	73
Pasona Group	1,100	16
PC Depot	1,400	7
Penta-Ocean Construction	14,300	95
Pepper Food Service	700	25
PeptiDream*	5,100	203
Persol Holdings	15,400	361
PIA	300	16
Pigeon	6,400	360
Pilot	1,500	90
Piolax	1,400	31
Pioneer*	15,600	16
PKSHA Technology*	200	20
Plenus	1,000	16
Pola Orbis Holdings	2,000	73
Premier Investment‡	74	78
Press Kogyo	5,300	28
Pressance	2,000	26
Prestige International	2,900	35
Prima Meat Packers	1,400	33
Proto	600	8
Qol	1,200	26
Raito Kogyo	2,600	37

Description	Shares	Value (000)
Rakus	1,100	$24
Rakuten	17,900	136
Raysum	900	13
Recruit Holdings	29,600	989
Relia	1,700	21
Relo Group	5,900	173
Remixpoint	1,800	16
Renesas Electronics*	55,700	348
Rengo	9,100	78
Resona Holdings	184,540	1,037
Resorttrust	4,200	69
Retail Partners	1,200	16
Rheon Automatic Machinery	1,000	18
Ricoh	13,600	146
Ricoh Leasing	900	30
Riken	500	28
Riken Keiki	600	13
Riken Vitamin	600	21
Ringer Hut	1,100	23
Rinnai	2,400	183
Riso Kagaku	1,300	31
Rock Field	700	12
Rohm	2,000	146
Rohto Pharmaceutical	5,000	176
Rokko Butter	500	11
Roland DG	500	12
Round One	3,500	46
Royal Holdings	1,600	42
RS Technologies	300	14
Ryobi	1,400	55
Ryohin Keikaku	1,100	327
Ryosan	1,300	47
Ryoyo Electro	800	12
S Foods	1,000	43
Sac’s Bar Holdings	800	7
Saizeriya	1,500	29
Sakai Chemical Industry	600	15
Sakai Moving Service	500	28
Sakata INX	2,000	25
Sakata Seed	1,600	58
SAMTY	800	12
San ju San Financial Group	1,200	25
San-A, Cl A	1,000	45
San-Ai Oil	2,800	34
SanBio*	1,200	42
Sanden Holdings	1,000	14
Sangetsu	3,300	65
San-In Godo Bank	7,700	68
Sanken Electric	1,200	31
Sanki Engineering	1,800	19
Sankyo	800	31
Sankyo Tateyama	1,600	20
Sankyu	2,900	163
Sanrio	2,600	53
Sanshin Electronics	800	14
Santen Pharmaceutical	8,000	127
Sanwa Holdings	10,300	123
Sanyo Chemical Industries	700	36
Sanyo Denki	400	19
Sanyo Special Steel	1,200	29
Sapporo Holdings	3,400	71
Sato Holdings	1,400	46
Sawai Pharmaceutical	5,100	275
SBI Holdings	5,000	155
SCREEN Holdings	2,100	123

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
SCSK	8,400	$397
Secom	12,500	1,019
Seed	300	5
Sega Sammy Holdings	14,000	206
Seibu Holdings	4,400	79
Seikagaku	2,100	32
Seiko Epson	5,500	94
Seiko Holdings	1,600	45
Seino Holdings	7,800	118
Seiren	2,500	42
Sekisui Chemical	24,200	446
Sekisui House‡	202	128
Sekisui House	12,700	194
Sekisui Jushi	1,400	27
Sekisui Plastics	1,000	10
Senko	20,200	168
Senshu Ikeda Holdings	13,300	45
Septeni Holdings	3,700	6
Seria	2,200	78
Seven & i Holdings	39,000	1,737
Seven Bank	10,700	34
SG Holdings	2,100	55
Sharp	3,500	71
Shibuya	800	30
SHIFT*	400	18
Shiga Bank	2,400	62
Shikoku Bank	2,400	29
Shikoku Chemicals	2,000	28
Shikoku Electric Power	8,600	112
Shima Seiki Manufacturing	1,500	66
Shimachu	2,300	74
Shimadzu	9,500	298
Shimamura	400	38
Shimano	2,500	403
Shimizu	49,000	447
Shindengen Electric Manufacturing	400	19
Shin-Etsu Chemical	38,600	3,418
Shin-Etsu Polymer	1,700	14
Shinko Electric Industries	3,600	30
Shinko Plantech	2,400	25
Shinmaywa Industries	4,900	66
Shinnihon	1,300	14
Shinoken Group	1,400	15
Shinsei Bank	2,800	46
Shionogi	5,960	389
Ship Healthcare Holdings	2,400	93
Shiseido	7,900	612
Shizuoka Bank	8,500	76
Shizuoka Gas	2,800	25
SHO-BOND Holdings	2,900	234
Shochiku	500	61
Shoei	600	26
Shoei Foods	500	18
Showa	2,400	37
Showa Denko	2,800	155
Showa Sangyo	1,200	31
Showa Shell Sekiyu	4,200	89
Siix	1,600	28
Sinanen Holdings	500	13
Sinfonia Technology	800	12
Sinko Industries	1,100	18
Sintokogio	1,700	17
SKY Perfect JSAT Holdings	7,800	38
Skylark	10,400	153
SMC	1,200	384

Description	Shares	Value (000)
SMK	200	$5
SMS	3,400	68
Sodick	2,200	20
SoftBank Group	18,800	1,898
Sogo Medical	1,000	22
Sohgo Security Services	5,100	224
Sojitz	66,700	241
Solasto	3,000	39
Sompo Holdings	21,500	916
Sony	31,400	1,925
Sony Financial Holdings	11,800	260
Sosei Group*	4,000	48
Sotetsu Holdings	4,200	140
Sparx Group	5,200	14
Square Enix Holdings	4,700	194
ST	700	13
St. Marc Holdings	1,100	26
Stanley Electric	2,800	96
Star Micronics	1,600	28
Starts	1,600	35
Starzen	400	17
Stella Chemifa	400	15
Strike*	400	14
Studio Alice	400	8
Sugi Holdings	2,100	103
SUMCO	4,800	70
Sumitomo	23,600	394
Sumitomo Bakelite	1,800	81
Sumitomo Chemical	30,200	177
Sumitomo Dainippon Pharma	10,500	241
Sumitomo Densetsu	600	10
Sumitomo Electric Industries	26,200	411
Sumitomo Forestry	6,900	120
Sumitomo Heavy Industries	2,300	82
Sumitomo Metal Mining	5,100	179
Sumitomo Mitsui Construction	8,440	57
Sumitomo Mitsui Financial Group	63,100	2,547
Sumitomo Mitsui Trust Holdings	15,200	626
Sumitomo Osaka Cement	2,100	87
Sumitomo Realty & Development	8,000	287
Sumitomo Riko	2,200	22
Sumitomo Rubber Industries	3,100	47
Sumitomo Seika Chemicals	400	22
Sumitomo Warehouse	3,500	46
Sun Frontier Fudousan	1,900	22
Sundrug	4,500	161
Suntory Beverage & Food	10,400	440
Suruga Bank	8,900	44
Sushiro Global Holdings	1,000	59
Suzuken	1,600	76
Suzuki Motor	7,300	418
Sysmex	3,520	303
Systena	3,300	45
T Hasegawa	1,400	29
T&D Holdings	18,700	309
Tachi-S, Cl S	1,800	27
Tadano	5,200	60
Taihei Dengyo Kaisha	1,000	26
Taiheiyo Cement	2,600	82
Taiho Kogyo, Cl A	700	8
Taikisha	1,400	46
Taisei	4,400	201
Taisho Pharmaceutical Holdings	700	86
Taiyo Holdings	900	35
Taiyo Nippon Sanso	2,900	43

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Taiyo Yuden	6,000	$135
Takamatsu Construction Group	800	22
Takara Bio	2,600	72
Takara Holdings	8,300	122
Takara Leben	3,200	10
Takara Standard	2,100	37
Takasago International	700	26
Takasago Thermal Engineering	2,700	49
Takashimaya	6,600	111
Takeda Pharmaceutical	15,100	646
Takeuchi Manufacturing	1,800	49
Takuma	4,100	54
Tamron	600	13
Tamura	3,700	23
Tanaka Chemical*	700	9
Tanseisha	1,400	15
Tateru	1,900	12
Tatsuta Electric Wire and Cable	1,700	9
Tayca	900	21
TDK	5,300	578
TechnoPro Holdings	4,600	285
Teijin	4,000	77
Teikoku Sen-I, Cl I	800	21
Tekken	800	21
Tenma	1,000	18
Terumo	108,000	6,397
T-Gaia	1,100	29
THK	2,500	64
TIS	4,100	205
TKC	800	33
TKP*	300	11
Toa	800	18
Toagosei	5,800	67
Tobu Railway	3,800	112
TOC	3,100	22
Tocalo	3,400	35
Tochigi Bank	5,300	18
Toda	13,000	94
Toei	400	48
Toei Animation	600	19
Toenec	400	11
Toho	6,200	195
Toho Bank	11,700	43
Toho Gas	1,400	53
Toho Holdings	2,900	77
Toho Titanium	1,400	17
Toho Zinc	600	24
Tohoku Electric Power	34,800	472
Tokai	1,100	25
Tokai Carbon	10,600	208
TOKAI Holdings	4,700	47
Tokai Rika	2,800	59
Tokai Tokyo Financial Holdings	11,400	66
Token	400	26
Tokio Marine Holdings	28,100	1,394
Tokushu Tokai Paper	600	25
Tokuyama	3,200	87
Tokyo Base*	800	5
Tokyo Broadcasting System Holdings	2,000	42
Tokyo Century	900	56
Tokyo Dome	4,800	42
Tokyo Electric Power Holdings*	32,300	159
Tokyo Electron	4,700	646
Tokyo Gas	16,300	401

Description	Shares	Value (000)
Tokyo Kiraboshi Financial Group	1,400	$30
Tokyo Ohka Kogyo	1,900	56
Tokyo Seimitsu	2,000	52
Tokyo Steel Manufacturing	5,900	43
Tokyo Tatemono	3,800	46
Tokyotokeiba	900	35
Tokyu‡	49	68
Tokyu	11,000	201
Tokyu Construction	4,500	43
Tokyu Fudosan Holdings	11,300	79
TOMONY Holdings	7,000	30
Tomy	4,500	46
Tonami Holdings	300	19
Topcon	5,300	97
Toppan Forms	3,100	30
Toppan Printing	5,500	88
Topre	1,800	46
Topy Industries	800	24
Toray Industries	82,000	615
Toridoll Holdings	1,100	24
Torii Pharmaceutical	500	12
Tosei	1,200	12
Toshiba*	13,700	397
Toshiba Machine	1,400	31
Toshiba Plant Systems & Services	2,400	51
Toshiba TEC	1,400	41
Tosho	900	37
Tosho Printing	1,400	10
Tosoh	5,700	88
Totetsu Kogyo	1,400	36
TOTO	2,800	116
Towa Bank	2,000	19
Towa Pharmaceutical	500	37
Toyo Construction	4,300	18
Toyo Engineering	1,000	8
Toyo Ink SC Holdings	2,200	58
Toyo Kanetsu	300	8
Toyo Seikan Group Holdings	16,200	336
Toyo Suisan Kaisha	13,800	536
Toyo Tanso	500	15
Toyo Tire & Rubber	5,400	97
Toyobo	4,500	76
Toyoda Gosei	1,100	27
Toyota Boshoku	3,600	67
Toyota Industries	5,100	302
Toyota Motor	101,100	6,313
Toyota Tsusho	4,500	170
TPR	1,200	32
Trancom	400	29
Transcosmos	1,100	28
Trend Micro	4,300	277
Trusco Nakayama	2,100	58
Trust Tech	500	19
TS Tech	2,100	72
TSI Holdings	4,000	29
Tsubaki Nakashima	2,100	43
Tsubakimoto Chain	1,400	65
Tsugami	3,000	30
Tsukishima Kikai	1,700	23
Tsukui	2,900	28
Tsumura	3,000	104
Tsuruha Holdings	800	99
Tsurumi Manufacturing	600	10
TV Asahi Holdings	1,200	23
UACJ	1,700	41

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Ube Industries	5,500	$150
UKC Holdings	600	14
Ulvac	2,200	83
Unicharm	8,400	278
Union Tool	300	11
Unipres	2,100	41
UNITED	500	12
United Arrows	1,200	51
United Super Markets Holdings	2,900	36
United Urban Investment‡	60	94
Unitika*	2,500	16
Universal Entertainment*	1,200	37
Unizo Holdings	1,600	31
Ushio	16,400	225
USS	13,000	241
UT Group*	1,300	46
Uzabase*	600	17
V Technology	300	45
Valor Holdings	2,000	46
Valqua	800	22
Vector	1,600	38
Vital KSK Holdings	2,200	25
VT Holdings	3,200	14
Wacoal Holdings	2,500	73
Wacom	7,300	31
Wakita	1,600	20
Warabeya Nichiyo Holdings	800	14
WATAMI	800	9
WDB Holdings	500	18
Welcia Holdings	2,500	142
West Japan Railway	18,200	1,270
World Holdings	200	6
Wowow	400	13
W-Scope	1,300	13
Xebio Holdings	1,400	20
Yahagi Construction	1,200	9
Yahoo Japan	60,000	215
Yakult Honsha	2,300	188
Yakuodo	400	14
YAMABIKO	1,600	20
YAMADA Consulting Group	500	12
Yamada Denki	66,900	339
Yamagata Bank	1,600	35
Yamaguchi Financial Group	4,000	44
Yamaha	2,800	148
Yamaha Motor	6,000	168
YA-MAN	1,700	35
Yamanashi Chuo Bank	1,600	29
Yamashin-Filter	1,800	14
Yamato Holdings	18,120	556
Yamato Kogyo	2,300	71
Yamazaki Baking	2,300	46
Yamazen	3,200	38
Yaoko	1,100	67
Yaskawa Electric	4,800	143
Yellow Hat	1,000	27
Yodogawa Steel Works	1,200	30
Yokogawa Bridge Holdings	1,800	38
Yokogawa Electric	4,700	99
Yokohama Reito	2,400	19
Yokohama Rubber	2,700	58
Yomiuri Land	300	12
Yondoshi Holdings	700	15
Yonex	2,800	19
Yorozu	700	11

Description	Shares	Value (000)
Yoshinoya Holdings	3,400	$54
Yuasa Trading	1,000	36
Yume No. Machi Souzou Iinkai	1,300	42
Yumeshin Holdings	2,600	26
Yurtec	2,100	18
Yushin Precision Equipment	800	9
Zenkoku Hosho	2,700	107
Zenrin	1,950	60
Zensho Holdings	4,900	96
Zeon	7,400	78
ZERIA Pharmaceutical	1,700	38
ZIGExN*	2,500	18
Zojirushi	2,400	34
ZOZO	4,300	130

		234,763

Kenya – 0.0%
East African Breweries	157,978	290

Luxembourg – 0.1%
RTL Group	927	66
Ternium ADR	46,079	1,396

		1,462

Malaysia – 0.3%
AirAsia X*	495,300	34
Allianz Malaysia	6,200	19
Brem Holding	213,616	41
Heineken Malaysia	10,000	49
Hong Leong Bank	61,800	307
Hong Leong Financial Group	18,000	84
Hong Leong Industries	5,500	14
Insas	330,800	68
Kenanga Investment Bank	85,500	15
KSL Holdings*	551,500	108
Lion Industries*	217,100	51
Malayan Banking	150,100	355
Malaysia Airports Holdings	145,600	313
Malaysian Pacific Industries	29,400	86
Padini Holdings	389,700	554
Petron Malaysia Refining & Marketing	113,200	225
Public Bank	76,300	462
Shell Refining Federation of Malaya	63,000	97
Supermax	50,200	39
Syarikat Takaful Malaysia	24,000	22
Tenaga Nasional	108,400	405
Tropicana	47	—
Uchi Technologies	119,200	89
Unisem	1,138,600	853
ViTrox	67,000	130

		4,420

Mexico – 0.7%
Alsea	247,900	842
Genomma Lab Internacional, Cl B*	1,154,269	1,007
Gentera	1,019,008	1,031
Grupo Aeroportuario del Pacifico, Cl B	173,649	1,900
Grupo Financiero Banorte, Cl O	412,400	2,984
Grupo Financiero Inbursa, Cl O	280,072	440
Grupo Lala, Cl B	432,936	495
Grupo Televisa ADR	40,490	718

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Industrias Bachoco	62,991	$284
Nemak	824,267	621
Vitro	18,814	55
Wal-Mart de Mexico	210,670	639

		11,016

Netherlands – 3.3%
Aalberts Industries	5,453	232
ABN AMRO Group	8,646	235
Accell Group	1,222	24
Aegon	37,886	246
AerCap Holdings*	2,602	150
Akzo Nobel	74,976	7,010
AMG Advanced Metallurgical Group	1,611	75
APERAM	2,673	123
Arcadis	3,891	65
ArcelorMittal	33,735	1,049
ASM International	2,607	135
ASML Holding	10,317	1,927
ASR Nederland	8,090	386
Basic-Fit*	1,573	54
BE Semiconductor Industries	4,114	87
BinckBank	2,974	18
Boskalis Westminster	185,417	5,836
Brunel International	766	11
Coca-Cola European Partners	3,170	144
Corbion	3,345	109
Eurocommercial Properties‡	2,328	85
Euronext	3,105	205
Flow Traders	1,742	51
ForFarmers	1,935	22
Fugro*	94,661	1,250
Galapagos*	2,257	255
Gemalto	4,012	234
Heineken	20,169	1,891
Heineken Holding	2,356	213
IMCD Group	5,822	453
ING Groep	480,715	6,243
Intertrust	3,412	63
Kendrion	593	21
Koninklijke Ahold Delhaize	59,445	1,363
Koninklijke BAM Groep	13,155	51
Koninklijke DSM	3,901	413
Koninklijke KPN	301,969	797
Koninklijke Philips	44,727	2,037
Koninklijke Volkerwessels	1,670	35
Koninklijke Vopak	1,538	76
NN Group	6,349	283
NSI‡	1,187	49
OCI*	4,149	133
Pharming Group*	30,221	35
PostNL	22,646	81
Randstad Holding	70,315	3,754
RELX	176,034	3,698
Royal Dutch Shell, Cl A	22,661	778
SBM Offshore	324,054	5,865
SIF Holding	523	10
Signify	6,241	161
Takeaway.com*	2,204	143
TKH Group	2,154	121
TomTom*	7,436	61
Unibail-Rodamco-Westfield‡	1,757	353
Unilever	32,657	1,819
Vastned Retail‡	696	27

Description	Shares	Value (000)
Wereldhave‡	2,081	$73
Wessanen	3,888	47
Wolters Kluwer	6,165	384

		51,549

New Zealand – 0.1%
a2 Milk*	15,561	116
Air New Zealand	27,934	57
Argosy Property	42,827	31
Auckland International Airport	20,454	99
Chorus	22,351	72
Contact Energy	39,918	154
Fisher & Paykel Healthcare	11,301	113
Fletcher Building	17,742	77
Freightways	9,444	49
Genesis Energy	26,250	45
Goodman Property Trust‡	49,179	50
Infratil	32,124	76
Kiwi Property Group‡	71,972	67
Mercury NZ	35,952	80
Meridian Energy	24,236	53
Metlifecare	9,307	40
New Zealand Refining	7,242	12
Precinct Properties New Zealand‡	53,513	51
Restaurant Brands New Zealand	5,807	30
Ryman Healthcare	8,710	81
SKY Network Television	148,163	216
SKYCITY Entertainment Group	34,982	93
Spark New Zealand	136,597	366
Summerset Group Holdings	10,970	57
Synlait Milk*	4,209	30
Tourism Holdings	5,142	20
Trade Me Group	22,642	78
Z Energy	20,330	97

		2,310

Norway – 1.0%
Akastor*	6,259	14
Aker, Cl A	1,293	117
Aker BP	2,168	92
Aker Solutions	7,544	54
Atea	4,074	66
Austevoll Seafood	4,906	68
Axactor*	6,202	19
B2Holding	11,545	23
Bakkafrost	23,277	1,420
Borr Drilling*	21,344	98
Borregaard	5,268	54
BW LPG	3,303	14
BW Offshore*	4,131	33
DNB	41,980	882
DNO	36,218	75
Entra	6,544	95
Equinor	49,324	1,392
Europris	9,027	25
Evry	8,595	34
FLEX LNG*	6,076	11
Frontline	3,849	22
Gaming Innovation Group*	15,179	5
Gjensidige Forsikring	4,376	74
Golden Ocean Group	5,070	49
Grieg Seafood	2,312	31
Hoegh LNG Holdings	2,572	14
Kongsberg Automotive*	22,873	26
Kvaerner	4,918	9

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Leroy Seafood Group	15,607	$127
Marine Harvest	8,736	202
Nordic Nanovector*	1,782	11
Nordic Semiconductor*	6,624	38
Norsk Hydro	28,357	170
Northern Drilling*	3,973	37
Norway Royal Salmon	576	14
Norwegian Air Shuttle*	1,907	57
Norwegian Finans Holding*	5,293	65
Norwegian Property	7,924	10
Ocean Yield	3,270	27
Odfjell Drilling*	4,154	18
Orkla	18,165	153
Otello	5,434	12
Petroleum Geo-Services*	17,467	79
Protector Forsikring*	3,416	22
REC Silicon*	90,910	7
Salmar	2,848	142
Sbanken	3,864	42
Scatec Solar	4,461	33
Schibsted, Cl A	8,623	324
Schibsted, Cl B	9,398	326
Selvaag Bolig	2,183	10
SpareBank 1 Nord Norge	5,094	43
Sparebank 1 Oestlandet	1,584	18
SpareBank 1 SMN	6,403	72
Stolt-Nielsen	1,401	21
Storebrand	25,906	231
Subsea 7	14,504	215
Telenor	15,584	305
TGS NOPEC Geophysical	5,471	222
Wallenius Wilhelmsen Logistics, Cl B*	5,325	23
XXL	5,035	26
Yara International	152,515	7,491

		15,409

Peru – 0.2%
Cia de Minas Buenaventura ADR	26,516	356
Credicorp	9,996	2,229

		2,585

Philippines – 0.1%
Bloomberry Resorts	1,080,300	175
Cebu Air	163,139	211
Lopez Holdings	944,100	77
Metro Retail Stores Group	612,000	28
Pepsi-Cola Products Philippines	214,000	7
PLDT	11,270	282
San Miguel	144,580	454
San Miguel Food and Beverage	33,900	61

		1,295

Poland – 0.4%
CD Projekt*	24,826	1,261
Eurocash	60,983	299
Grupa Lotos	60,862	1,239
Jastrzebska Spolka Weglowa*	6,115	110
LPP	209	489
Polski Koncern Naftowy Orlen	64,848	1,777
Polskie Gornictwo Naftowe i Gazownictwo	207,680	364

		5,539

Description	Shares	Value (000)
Portugal – 0.1%
Altri SGPS	3,105	$30
Banco Comercial Portugues, Cl R*	501,953	149
Banco Espirito Santo* (A)	46,916	—
Corticeira Amorim SGPS	2,458	33
CTT-Correios de Portugal	7,572	30
EDP-Energias de Portugal	52,465	194
Galp Energia	10,273	204
Jeronimo Martins	4,973	73
Mota-Engil SGPS*	3,895	9
Navigator	11,556	56
NOS SGPS	13,416	80
REN - Redes Energeticas Nacionais SGPS	23,160	65
Semapa-Sociedade de Investimento e Gestao	1,415	28
Sonae SGPS	43,050	45

		996

Qatar – 0.2%
Barwa Real Estate	123,850	1,204
Mannai	745	12
Ooredoo QPSC	63,688	1,207
Qatar Islamic Bank SAQ	11,934	459
Qatar National Bank SAQ	10,797	525
United Development QSC	36,420	139

		3,546

Russia – 0.2%
Lukoil PJSC ADR	1,855	142
Magnit PJSC	5,579	327
Magnitogorsk Iron & Steel Works PJSC GDR	12,373	128
PhosAgro PJSC GDR	46,015	589
Sberbank of Russia PJSC ADR	136,589	1,732
Sberbank of Russia PJSC ADR	1,691	21
Tatneft PJSC ADR	4,246	325

		3,264

Singapore – 2.2%
Accordia Golf Trust	27,900	11
Ascendas‡	48,800	94
Ascendas Hospitality Trust‡	43,600	26
Ascott Residence Trust‡	81,000	65
Asian Pay Television Trust	72,100	17
Best World International	10,900	12
Bumitama Agri	19,400	10
Cache Logistics Trust‡	55,106	30
CapitaLand	54,400	134
CapitaLand Commercial Trust‡	57,274	75
CapitaLand Mall Trust‡	53,700	87
CapitaLand Retail China Trust‡	32,600	35
CDL Hospitality Trusts‡	42,400	50
China Aviation Oil Singapore	9,600	11
Chip Eng Seng	18,600	11
City Developments	8,400	56
ComfortDelGro	47,000	84
COSCO Shipping International Singapore	45,000	14
Cromwell European Real Estate Investment Trust‡	24,600	16
Dairy Farm International Holdings	25,300	227
DBS Group Holdings	275,234	5,253
Delfi	649,500	532
ESR‡	51,509	19

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Far East Hospitality Trust‡	30,900	$14
First Real Estate Investment Trust‡	28,800	27
First Resources	29,700	36
Frasers Centrepoint Trust‡	30,000	50
Frasers Commercial Trust‡	36,586	39
Frasers Logistics & Industrial Trust‡	81,030	63
Genting Singapore	118,600	92
GL	211,300	116
Golden Agri-Resources	140,800	26
Great Eastern Holdings	41,400	822
GuocoLand	12,400	17
Haw Par	29,712	294
Hongkong Land Holdings	635,100	4,203
Hutchison Port Holdings Trust, Cl U	272,800	68
Japfa	23,900	11
Jardine Cycle & Carriage	1,733	41
Jardine Matheson Holdings	101,500	6,369
Jardine Strategic Holdings	4,600	167
Keppel	31,300	159
Keppel‡	96,100	84
Keppel DC‡	52,500	53
Keppel Infrastructure Trust	140,900	51
Keppel-KBS‡	26,200	21
Lippo Malls Indonesia Retail Trust‡	97,300	19
M1	19,900	31
Mandarin Oriental International	16,400	34
Manulife US‡	66,734	53
Mapletree Commercial Trust‡	105,200	124
Mapletree Industrial Trust‡	69,400	101
Mapletree Logistics Trust‡	107,360	97
Mapletree North Asia Commercial Trust‡	123,800	103
NetLink NBN Trust	162,700	93
OUE	18,200	20
OUE Hospitality Trust‡	55,400	29
Oversea-Chinese Banking	67,272	563
Parkway Life‡	20,000	40
QAF	5,307	3
Raffles Medical Group	43,963	36
RHT Health Trust	21,500	12
Riverstone Holdings	12,500	11
Sabana Shari’ah Compliant Industrial‡	34,300	11
SATS	12,900	49
Sembcorp Industries	18,500	42
Sembcorp Marine	44,500	66
Sheng Siong Group	33,700	28
SIA Engineering	14,700	32
SIIC Environment Holdings	29,800	6
Silverlake Axis	31,400	10
Singapore Airlines	12,500	89
Singapore Exchange	16,600	89
Singapore Post	82,400	68
Singapore Press Holdings	33,900	71
Singapore Technologies Engineering	31,100	81
Singapore Telecommunications	1,482,900	3,514
Soilbuild Business Space‡	28,000	12
SPH‡	38,400	28
Starhill Global‡	81,100	41
StarHub	31,600	43
Suntec‡	43,900	62
United Engineers	15,000	29

Description	Shares	Value (000)
United Industrial	16,648	$36
United Overseas Bank	405,371	8,030
UOL Group	12,285	62
Venture	5,400	70
Viva Industrial Trust‡	14,100	9
Wheelock Properties Singapore	15,600	24
Wilmar International	39,700	94
Wing Tai Holdings	24,600	35
Yangzijiang Shipbuilding Holdings	41,800	38
Yanlord Land Group	37,300	40
Yoma Strategic Holdings	59,500	12

		33,882

South Africa – 1.6%
Alviva Holdings	10,469	14
Anglo American	23,238	526
Anglo American Platinum	26,105	852
Astral Foods	3,160	55
Bid	50,167	1,046
Bidvest Group	76,068	995
Capitec Bank Holdings	25,765	1,866
Cie Financiere Richemont	45,192	371
Exxaro Resources	2,619	27
FirstRand	391,419	1,879
Grindrod*	294,279	162
MMI Holdings	135,434	166
Mondi	65,157	1,790
Naspers, Cl N	15,170	3,274
Old Mutual	121,063	260
Peregrine Holdings	189,232	291
Raubex Group	139,245	218
Sasol	126,350	4,892
Standard Bank Group	139,781	1,730
Telkom	232,047	848
Tiger Brands	177,888	3,334
Tsogo Sun Holdings	126,921	183
Wilson Bayly Holmes-Ovcon	9,970	108

		24,887

South Korea – 2.7%
AfreecaTV	2,079	67
Asiana Airlines*	6,426	25
Dae Han Flour Mills	86	14
Daeyang Electric*	3,787	45
Dongyang E&P	10,103	93
Fila Korea	5,103	207
Global Standard Technology	6,254	33
GS Engineering & Construction	16,789	791
GS Home Shopping	1,585	289
Hana Financial Group	21,041	845
Hotel Shilla	4,758	465
Hyundai Elevator	1,130	114
Hyundai Greenfood	17,898	227
Hyundai Motor	5,565	650
Industrial Bank of Korea	12,282	169
KCC Engineering & Construction	4,249	39
Kia Motors	21,527	681
Korea Gas*	3,649	200
KT	17,542	477
KT ADR	29,696	441
Kwangju Bank	5,257	53
LG	12,160	796
LG Chemical	5,314	1,751
LG Display	945	16
LG Electronics	21,753	1,392

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
LG Household & Health Care	1,048	$1,206
LG Uplus	84,042	1,386
Lotte Food	105	79
LOTTE Himart	3,321	200
Lotte Shopping	2,230	421
LS Industrial Systems	3,055	205
MegaStudyEdu	1,335	32
Moorim Paper	35,210	115
Neowiz*	10,299	144
NHN Entertainment*	1,249	69
POSCO	5,514	1,464
POSCO ADR	72,900	4,811
S-1, Cl 1	4,897	404
Samsung Electronics	297,406	12,453
Samsung Electronics GDR	280	293
Samsung Fire & Marine Insurance	5,142	1,317
SeAH Holdings	225	26
Shinhan Financial Group	43,927	1,782
Shinsegae International	593	122
SK Hynix	46,872	3,089
SK Telecom	9,902	2,517
UIL	6,402	29
Zeus	2,028	29

		42,073

Spain – 1.7%
Acciona	1,195	108
Acerinox	38,786	554
ACS Actividades de Construccion y Servicios	5,550	236
Aedas Homes SAU*	1,252	40
Aena SME	1,406	244
Almirall	3,253	65
Amadeus IT Group, Cl A	82,028	7,622
Applus Services	7,178	102
Atresmedia de Medios de Comunicacion	4,549	28
Banco Bilbao Vizcaya Argentaria	140,278	894
Banco de Sabadell	117,407	183
Banco Santander	1,381,397	6,954
Bankia	184,586	724
Bankinter	14,286	132
Bolsas y Mercados Espanoles SHMSF	4,006	129
CaixaBank	74,398	340
Cellnex Telecom	8,347	219
Cia de Distribucion Integral Logista Holdings	2,772	71
CIE Automotive	6,533	204
Codere*	2,424	20
Construcciones y Auxiliar de Ferrocarriles	1,029	42
Distribuidora Internacional de Alimentacion	32,016	74
Ebro Foods	4,054	89
eDreams ODIGEO*	3,119	14
Enagas	5,068	137
Ence Energia y Celulosa	7,406	75
Endesa	6,461	140
Ercros	5,213	30
Euskaltel	4,421	35
Faes Farma	14,866	63
Ferrovial	14,462	300
Financiera Alba	702	39
Fluidra	2,645	40

Description	Shares	Value (000)
Fomento de Construcciones y Contratas*	3,976	$60
Gestamp Automocion	45,119	342
Global Dominion Access*	8,401	51
Grifols	13,883	391
Grupo Catalana Occidente	2,274	99
Iberdrola	122,205	899
Indra Sistemas*	6,263	72
Industria de Diseno Textil	23,000	697
Inmobiliaria Colonial Socimi‡	14,355	149
International Consolidated Airlines Group	12,165	105
Lar Espana Real Estate Socimi‡	4,951	50
Liberbank*	114,772	64
Mapfre	22,998	72
Masmovil Ibercom*	625	72
Mediaset Espana Comunicacion	18,491	136
Melia Hotels International	6,522	73
Merlin Properties Socimi‡	19,440	264
Metrovacesa*	2,375	32
Miquel y Costas & Miquel	572	21
Naturgy Energy Group	7,289	199
Neinor Homes*	4,233	77
NH Hotel Group	10,986	81
Obrascon Huarte Lain	9,520	19
Papeles y Cartones de Europa	2,544	49
Pharma Mar*	9,923	18
Promotora de Informaciones, Cl A*	7,283	16
Prosegur Cia de Seguridad	26,400	164
Realia Business*	8,256	10
Red Electrica	9,019	189
Repsol	28,770	573
Sacyr	19,989	59
Siemens Gamesa Renewable Energy*	5,198	66
Talgo*	5,020	27
Tecnicas Reunidas	1,714	53
Telefonica	98,386	779
Telepizza Group	4,776	28
Tubacex*	6,787	25
Unicaja Banco	50,356	82
Viscofan	11,746	856
Zardoya Otis	9,926	92

		27,058

Sweden – 1.5%
AAK	9,912	172
AcadeMedia*	4,134	23
AF, Cl B	3,778	87
Ahlsell	18,448	103
Alfa Laval	6,071	165
Alimak Group	2,735	39
Arjo	11,651	39
Assa Abloy, Cl B	112,916	2,271
Atlas Copco, Cl A	14,249	410
Atlas Copco, Cl B	8,393	224
Attendo	5,472	52
Avanza Bank Holding	1,231	57
Axfood	5,606	105
Betsson	6,109	47
Bilia, Cl A	4,427	36
BillerudKorsnas	9,501	123
BioGaia, Cl B	824	41
Biotage	2,802	38
Boliden	5,762	161

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Bonava, Cl B	4,433	$64
Bravida Holding	11,007	90
Bufab	1,307	15
Bure Equity	2,535	32
Byggmax Group	3,223	13
Camurus*	670	9
Capio	7,251	41
Castellum	15,100	269
Catena Media*	1,581	15
Cherry*	2,522	16
Clas Ohlson, Cl B	1,973	16
Cloetta, Cl B	11,083	34
Collector*	901	6
Com Hem Holding	8,133	135
D Carnegie, Cl B*	1,836	35
Dios Fastigheter	5,544	35
Dometic Group	15,853	139
Dustin Group	2,977	28
Elanders, Cl B	808	8
Electrolux	5,129	112
Elekta, Cl B	20,234	273
Eltel	6,171	15
Epiroc, Cl A*	13,497	151
Epiroc, Cl B*	8,476	87
Essity, Cl B	95,494	2,400
Evolution Gaming Group	1,237	88
Fabege	14,720	204
Fastighets Balder, Cl B*	5,436	151
Getinge, Cl B	12,691	146
Granges	3,918	47
Haldex	2,147	21
Hansa Medical*	1,513	57
Hemfosa Fastigheter	8,219	113
Hennes & Mauritz, Cl B	18,247	337
Hexagon, Cl B	5,364	314
Hexpol	14,203	157
Hoist Finance	3,722	31
Holmen, Cl B	5,709	149
Hufvudstaden, Cl A	5,953	91
Humana	1,453	9
Husqvarna, Cl B	9,131	78
ICA Gruppen	1,493	47
Industrivarden, Cl C	3,673	82
Indutrade	4,829	131
Intrum	4,114	107
Investment Oresund*	1,426	23
Investor, Cl B	9,536	440
Inwido	2,957	22
ITAB Shop Concept	1,376	4
JM	3,694	73
Kindred Group	12,154	136
Kinnevik	5,034	152
Klovern, Cl B	31,775	42
Kungsleden	10,543	78
L E Lundbergforetagen, Cl B	1,444	49
LeoVegas	3,366	23
Lindab International	3,608	27
Loomis, Cl B	4,010	129
Lundin Petroleum	4,179	160
Mekonomen	1,374	20
Millicom International Cellular	6,823	392
Modern Times Group, Cl B	13,950	511
MQ Holding	142	—
Munters Group	3,292	14
Mycronic	3,321	35

Description	Shares	Value (000)
NCC, Cl B	4,647	$82
NetEnt	9,260	37
New Wave Group, Cl B	1,968	15
Nibe Industrier, Cl B	17,335	208
Nobia	6,234	44
Nobina	5,789	41
Nolato, Cl B	1,047	65
Nordea Bank	110,039	1,200
Oncopeptides*	1,143	21
Oriflame Holding	2,260	58
Pandox, Cl B	4,494	81
Paradox Interactive	1,136	20
Peab	10,456	96
Probi	325	15
Radisson Hospitality	2,640	11
Ratos, Cl B	11,922	43
RaySearch Laboratories	1,189	16
Recipharm, Cl B	2,366	37
Resurs Holding	5,447	41
Saab, Cl B	6,064	305
Sandvik	74,552	1,323
SAS*	9,953	24
Scandi Standard	3,469	22
Scandic Hotels Group	4,385	49
Securitas, Cl B	13,819	241
Skandinaviska Enskilda Banken, Cl A	33,702	376
Skanska, Cl B	7,194	141
SKF, Cl B	8,240	163
SkiStar	1,147	29
SSAB, Cl A	10,992	55
SSAB, Cl B	30,300	123
Starbreeze, Cl B*	11,817	12
Stillfront Group*	729	15
Storytel*	1,344	19
Svenska Cellulosa, Cl B	33,313	377
Svenska Handelsbanken, Cl A	117,006	1,479
Sweco, Cl B	3,847	101
Swedbank, Cl A	18,955	470
Swedish Match	14,124	723
Swedish Orphan Biovitrum*	9,078	267
Tele2, Cl B	7,482	90
Telefonaktiebolaget LM Ericsson, Cl B	65,674	583
Telia	58,539	268
Thule Group	5,327	129
Tobii*	4,961	25
Trelleborg, Cl B	13,373	273
Troax Group	679	22
Victoria Park, Cl B	896	4
Vitrolife	3,370	49
Volati	1,272	6
Volvo, Cl B	33,469	591
Wallenstam, Cl B	9,515	90
Wihlborgs Fastigheter	7,526	91

		23,587

Switzerland – 6.7%
ABB*	38,759	915
Adecco Group	23,800	1,250
Allreal Holding	730	117
ALSO Holding	315	39
ams	5,149	287
APG SGA	77	27
Arbonia*	2,540	34

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Aryzta	4,712	$45
Ascom Holding	1,936	39
Autoneum Holding	161	32
Bachem Holding, Cl B	266	34
Baloise Holding	1,012	154
Banque Cantonale Vaudoise	169	125
Barry Callebaut	122	232
Basilea Pharmaceutica*	649	35
Belimo Holding	24	115
Bell Food Group	127	40
BKW	1,002	64
Bobst Group	447	35
Bossard Holding	308	61
Bucher Industries	568	182
Burckhardt Compression Holding	155	54
Burkhalter Holding	263	21
Cembra Money Bank	1,516	137
Chocoladefabriken Lindt & Sprungli	2	164
Chocoladefabriken Lindt & Sprungli PC	22	154
Cie Financiere Richemont	98,395	8,021
Clariant	4,528	118
Coca-Cola	4,067	139
Comet Holding	363	37
Conzzeta	73	79
COSMO Pharmaceuticals	455	60
Credit Suisse Group	53,802	809
Daetwyler Holding	425	81
DKSH Holding	4,062	276
dormakaba Holding	171	129
Dufry	690	78
EFG International	4,680	36
Emmi	110	82
EMS-Chemie Holding	160	95
Feintool International Holding	78	9
Flughafen Zurich	1,063	215
Forbo Holding	63	101
Galenica	2,621	149
GAM Holding	8,575	61
Geberit	4,675	2,169
Georg Fischer	226	257
Givaudan*	198	487
Gurit Holding	15	13
Helvetia Holding	622	379
Huber + Suhner	637	48
Idorsia*	3,731	94
Implenia	815	51
Inficon Holding	106	54
Interroll Holding	33	64
Intershop Holding	66	33
Investis Holding	165	10
Julius Baer Group	4,660	233
Kardex	337	57
Komax Holding	201	65
Kudelski	1,932	17
Kuehne + Nagel International	9,161	1,452
LafargeHolcim	126,453	6,243
Landis+Gyr Group	1,386	92
LEM Holding	24	28
Leonteq	489	25
Logitech International	29,278	1,308
Lonza Group	1,556	530
Meyer Burger Technology*	26,356	19
Mobilezone Holding	2,142	25
Mobimo Holding	381	90

Description	Shares	Value (000)
Molecular Partners*	442	$10
Nestle	235,337	19,621
Novartis	216,527	18,622
OC Oerlikon	10,756	148
Orascom Development Holding*	330	4
Orior	259	24
Panalpina Welttransport Holding	594	87
Pargesa Holding	805	65
Partners Group Holding	366	290
PSP Swiss Property	2,201	214
Rieter Holding	183	28
Roche Holding	53,542	12,971
Schindler Holding	934	226
Schindler Holding Cert	848	211
Schmolz + Bickenbach*	18,207	14
Schweiter Technologies	53	64
SFS Group	880	102
SGS*	113	298
Siegfried Holding	214	100
Sika	2,716	395
Sonova Holding*	4,190	834
St. Galler Kantonalbank	142	72
Straumann Holding	221	166
Sulzer	700	84
Sunrise Communications Group	1,887	171
Swatch Group	1,102	86
Swatch Group BR*	15,931	6,336
Swiss Life Holding	733	278
Swiss Prime Site	1,596	136
Swiss Re	6,717	620
Swisscom*	556	252
Swissquote Group Holding	482	35
Tecan Group	1,097	260
Temenos Group	1,281	208
u-blox Holding	397	57
UBS Group	511,075	8,072
Valiant Holding	841	95
Valora Holding	186	50
VAT Group	1,496	168
Vifor Pharma	1,004	174
Vontobel Holding	1,390	98
VZ Holding	148	44
Ypsomed Holding	182	26
Zehnder Group	584	25
Zur Rose Group*	317	41
Zurich Insurance Group	13,510	4,271

		104,963

Taiwan – 1.8%
AU Optronics ADR	528,163	2,223
Chroma ATE	95,000	456
Delta Electronics	223,516	959
Giant Manufacturing	101,414	435
PChome Online	128,587	583
Taiwan Semiconductor Manufacturing	380,000	3,267
Taiwan Semiconductor Manufacturing ADR	367,074	16,211
Teco Electric and Machinery	949,387	689
Uni-President Enterprises	785,000	2,049
United Microelectronics ADR	498,001	1,285
Yungtay Engineering	533,000	835

		28,992

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Thailand – 0.8%
Airports of Thailand	1,041,700	$2,110
Bangchak NVDR	160,900	175
Bangkok Bank	140,100	909
Bangkok Bank NVDR	21,200	138
Banpu NVDR	428,800	253
BEC World	512,600	110
CP ALL	913,800	1,950
Kasikornbank	63,900	427
KGI Securities Thailand NVDR	317,700	44
Krung Thai Bank	263,500	165
PTT NVDR	1,459,600	2,449
PTT Exploration & Production NVDR	6,800	33
PTT Global Chemical	103,200	259
PTT Global Chemical NVDR	395,300	993
Star Petroleum Refining NVDR	1,491,400	687
Syntec Construction NVDR	2,174,700	265
Thai Oil NVDR	340,100	931
Total Access Communication NVDR	112,400	163

		12,061

Turkey – 0.4%
Akbank Turk	877,894	1,007
Albaraka Turk Katilim Bankasi	44,267	11
Anadolu Cam Sanayii	44,656	24
BIM Birlesik Magazalar	13,467	182
Dogan Sirketler Grubu Holding*	1,223,968	219
Eregli Demir ve Celik Fabrikalari	403,524	737
Haci Omer Sabanci Holding	101,949	129
KOC Holding	110,634	313
Torunlar Gayrimenkul Yatirim Ortakligi‡	244,157	72
Turk Hava Yollari*	368,130	1,164
Turkiye Garanti Bankasi	1,028,454	1,314
Turkiye Sise ve Cam Fabrikalari	421,191	407
Ulker Biskuvi Sanayi*	83,428	234

		5,813

United Arab Emirates – 0.0%
Aldar Properties PJSC	979,657	488
Emirates NBD PJSC	10,430	27

		515

United Kingdom – 15.2%
3i Group	115,561	1,418
888 Holdings	18,773	49
AA	30,247	39
Abcam	25,648	479
Acacia Mining	9,546	17
accesso Technology Group*	1,326	51
Admiral Group	34,285	930
Advanced Medical Solutions Group	10,453	45
Aggreko	321,133	3,652
Alfa Financial Software Holdings*	4,455	8
Alliance Pharma	18,598	16
Allied Minds*	13,370	13
Anglo American	288,491	6,479
Antofagasta	52,580	586
AO World*	14,060	26
Arrow Global Group	8,590	26
Ascential	20,930	114
Ashmore Group	20,781	99
Ashtead Group	10,172	323

Description	Shares	Value (000)
ASOS*	3,002	$225
Associated British Foods	7,785	232
Assura‡	134,729	95
AstraZeneca	26,794	2,082
Auto Trader Group	91,411	532
AVEVA Group	3,460	131
Aviva	83,540	533
B&M European Value Retail	49,641	250
Babcock International Group	4,743	45
BAE Systems	191,162	1,569
Bakkavor Group	7,561	17
Balfour Beatty	38,524	138
Bank of Georgia Group	9,153	204
Bank of Ireland Group	11,295	87
Barclays	1,680,028	3,762
Barratt Developments	42,709	316
BBA Aviation	56,995	223
Beazley	28,811	214
Bellway	6,771	266
Berkeley Group Holdings	28,648	1,375
BHP Billiton	327,730	7,138
Biffa	14,037	46
Big Yellow Group‡	8,500	102
Blue Prism Group*	2,688	83
Bodycote	10,261	121
boohoo.com*	42,036	128
Bovis Homes Group	7,166	100
BP	675,169	5,186
Brewin Dolphin Holdings	15,759	70
British American Tobacco	51,042	2,384
British American Tobacco ADR	3,308	154
British Land‡	19,662	158
Britvic	24,062	245
BT Group, Cl A	178,398	524
BTG*	16,137	116
Bunzl	59,538	1,872
Burberry Group	8,964	236
Burford Capital	10,922	277
Cairn Energy*	30,803	93
Cairn Homes*	45,134	77
Capita	312,835	583
Capital & Counties Properties	40,900	142
Capital & Regional‡	22,494	13
Card Factory	16,784	43
Carnival	66,448	4,126
Centamin	61,597	85
Central Asia Metals	10,220	32
Centrica	122,342	247
Charter Court Financial Services Group	6,241	27
Chemring Group	18,662	52
Cineworld Group	52,385	215
Civitas Social Housing‡	19,587	28
Clinigen Group	5,927	65
Close Brothers Group	20,551	423
CMC Markets	5,271	10
Coats Group	73,964	79
Cobham	1,726,675	2,628
Compass Group	393,341	8,745
Computacenter	3,872	64
ConvaTec Group	305,829	926
Conviviality	8,687	—
Costain Group	5,960	32
Countryside Properties	21,507	97
Countrywide	7,213	1

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Crest Nicholson Holdings	13,231	$60
CRH	3,598	118
Croda International	3,489	237
CVS Group	3,902	47
CYBG	47,140	199
Daily Mail & General Trust, Cl A	55,371	507
Dairy Crest Group	7,519	45
Dart Group	5,607	68
DCC	13,023	1,182
De La Rue	5,418	34
Debenhams	62,228	8
Dechra Pharmaceuticals	12,494	355
Derwent London‡	5,849	218
Devro	65,431	176
DFS Furniture	9,602	27
Diageo	397,042	14,071
Dialog Semiconductor*	3,938	86
Dignity	2,731	36
Diploma	6,481	120
Direct Line Insurance Group	30,873	130
Dixons Carphone	52,784	117
Domino’s Pizza Group	24,888	91
Drax Group	23,038	117
DS Smith	74,645	465
Dunelm Group	5,192	37
easyJet	26,546	455
EI Group*	25,883	56
Electrocomponents	24,458	229
Elementis	26,282	92
Elis	4,062	96
EMIS Group	3,112	41
Empiric Student Property‡	36,114	45
EnQuest*	64,935	35
Equiniti Group	18,712	65
Essentra	13,483	71
esure Group	16,869	61
Evraz	20,040	148
Experian	252,694	6,490
Faroe Petroleum*	19,023	41
Ferguson	4,993	424
Ferrexpo	15,336	40
Fevertree Drinks	5,422	255
Firstgroup*	64,607	77
Forterra	11,846	40
Fresnillo	4,917	53
Frontier Developments*	1,005	17
G4S	286,080	902
Galliford Try	7,041	93
Games Workshop Group	1,604	79
GB Group	7,985	61
GCP Student Living‡	20,098	39
Genus	3,467	108
Georgia Capital*	9,231	134
GlaxoSmithKline	104,899	2,102
Glencore	468,323	2,025
Global Ports Investments GDR*	177,548	547
Globaltrans Investment GDR	32,195	337
Go-Ahead Group	2,167	45
Gocompare.Com Group	19,186	24
Grafton Group	12,841	127
Grainger	21,591	84
Great Portland Estates‡	14,501	126
Greencore Group	35,982	87
Greene King	16,492	105
Greggs	5,337	73

Description	Shares	Value (000)
Gulf Keystone Petroleum*	11,975	$45
GVC Holdings	52,522	629
Halfords Group	10,640	44
Halma	20,859	393
Hammerson‡	15,380	92
Hansteen Holdings‡	25,166	32
Hargreaves Lansdown	6,278	183
Hastings Group Holdings	16,327	55
Hays	378,605	1,007
Helical	4,205	18
Hikma Pharmaceuticals	8,066	194
Hill & Smith Holdings	4,298	55
Hiscox	15,804	339
Hochschild Mining	11,971	26
HomeServe	132,043	1,764
Hon Hai Precision Industry GDR	143,541	756
Hostelworld Group	4,521	13
Hotel Chocolat Group	2,456	11
Howden Joinery Group	34,328	210
HSBC Holdings	423,364	3,696
Hunting	7,968	81
Hurricane Energy*	77,676	59
Ibstock	22,083	68
IG Group Holdings	77,366	639
IMI	117,777	1,684
Imperial Brands	24,568	856
Inchcape	75,816	661
Indivior*	38,382	92
Informa	88,096	875
Inmarsat	25,435	166
IntegraFin Holdings*	10,376	48
InterContinental Hotels Group	3,890	242
Intermediate Capital Group	15,445	219
International Personal Finance	107,192	315
Intertek Group	40,515	2,636
Intu Properties‡	49,434	99
Investec	14,440	102
iomart Group	5,151	29
IQE*	40,510	43
ITE Group	37,568	35
ITV	429,555	884
IWG	35,953	114
J D Wetherspoon	4,480	76
J Sainsbury	37,008	155
JD Sports Fashion	23,200	139
John Laing Group	25,538	104
John Menzies	4,386	31
John Wood Group	45,710	459
Johnson Matthey	4,012	186
JPJ Group*	2,897	29
Jupiter Fund Management	73,284	387
Just Eat*	152,123	1,330
Just Group	50,073	58
Kainos Group	2,707	15
KAZ Minerals	13,045	93
KCOM Group	25,392	31
Keller Group	3,711	49
Kerry Group, Cl A	3,370	373
Keywords Studios	2,790	71
Kier Group	5,030	59
Kingfisher	46,049	155
Kingspan Group	8,379	391
Lancashire Holdings	10,620	84
Land Securities Group‡	15,386	177
Learning Technologies Group	23,248	50

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
Legal & General Group	123,199	$421
Lloyds Banking Group	9,543,654	7,373
London Stock Exchange Group	6,648	397
LondonMetric Property‡	37,721	87
Lookers	16,438	23
Lukoil PJSC ADR	5,391	413
Majestic Wine	2,479	13
Man Group	87,687	202
Marks & Spencer Group	36,385	137
Marshalls	10,387	56
Marston’s	34,963	45
McCarthy & Stone	64,846	113
Mediclinic International	6,673	37
Meggitt	15,281	113
Melrose Industries	100,617	262
Merlin Entertainments	283,608	1,480
Metro Bank*	4,850	188
Micro Focus International	4,039	75
Micro Focus International ADR	5,456	101
Mitchells & Butlers	10,986	38
Mitie Group	18,791	36
Mondi	7,574	208
Moneysupermarket.com Group	60,324	219
Morgan Advanced Materials	14,553	63
Morgan Sindall Group	1,984	34
N Brown Group	8,686	15
National Express Group	48,422	247
National Grid	92,917	959
NCC Group	16,440	43
NewRiver‡	17,530	59
NEX Group	95,203	1,233
Next	2,978	213
NMC Health	2,223	98
Non-Standard Finance	109,565	81
Northgate	8,027	44
Nostrum Oil & Gas*	3,702	12
Novolipetsk Steel PJSC GDR	18,370	495
Numis	3,642	16
Ocado Group*	30,444	358
On the Beach Group	6,398	41
OneSavings Bank	12,646	67
Ophir Energy*	35,297	17
Oxford Biomedica*	2,563	31
Oxford Instruments	2,830	37
Paddy Power Betfair	6,775	573
Pagegroup	41,126	307
Pan African Resources	86,747	9
Paragon Banking Group	14,346	90
Patisserie Holdings	2,616	15
Pearson	16,352	190
Pendragon	64,794	23
Pennon Group	23,205	215
Persimmon	6,821	210
Petra Diamonds*	41,273	20
Petrofac	29,950	253
Pets at Home Group	103,631	161
Phoenix Group Holdings	29,435	259
PhosAgro PJSC GDR	3,930	53
Photo-Me International	15,143	25
Playtech	37,532	238
Plus500	4,138	72
Polypipe Group	9,679	45
Premier Foods*	25,884	14
Premier Oil*	40,905	74
Primary Health Properties‡	42,294	63

Description	Shares	Value (000)
Provident Financial	60,990	$480
Prudential	131,212	3,010
Purplebricks Group*	10,473	31
PZ Cussons	16,517	50
QinetiQ Group	31,938	119
Quilter	103,346	181
Randgold Resources	1,987	141
Rathbone Brothers	5,432	170
RDI‡	76,465	33
Reckitt Benckiser Group	93,906	8,588
Redde	16,074	41
Redrow	12,446	95
Regional‡	16,540	21
RELX	144,426	3,042
Renewi	39,435	29
Renishaw	1,926	119
Rentokil Initial	100,790	418
Restaurant Group	9,592	37
Restore	6,121	39
Rhi Magnesita	224	14
Rightmove	369,250	2,267
Rio Tinto	98,237	4,968
Rolls-Royce Holdings	324,472	4,175
Rotork	75,926	327
Royal Bank of Scotland Group	99,802	325
Royal Dutch Shell, Cl A	97,106	3,337
Royal Dutch Shell, Cl B	321,988	11,286
Royal Mail	19,184	119
RPC Group	21,973	228
RPS Group	11,843	34
RSA Insurance Group	21,374	160
Sabre Insurance Group	11,975	41
SafeCharge International Group	2,887	12
Safestore Holdings‡	10,995	75
Saga	59,448	101
Sage Group	22,452	172
Samsung Electronics GDR	4,860	5,088
Sanne Group	7,105	59
Savills	7,536	77
Scapa Group	7,435	44
Schroder‡	30,812	24
Schroders	2,419	98
Segro‡	20,845	173
Senior	22,243	91
Serco Group*	390,683	498
Severn Trent	5,305	128
Shaftesbury‡	8,810	104
Shire	19,196	1,156
SIG	30,237	50
Sirius Minerals*	229,775	84
Sirius Real Estate	46,595	38
Sky	21,595	487
Smart Metering Systems	5,144	41
Smith & Nephew	27,403	500
Smiths Group	132,833	2,589
Soco International	7,102	8
Softcat	6,095	63
SolGold*	30,651	15
Sophos Group	17,117	109
Sound Energy, Cl A*	34,244	15
South32	5,924	17
Spectris	107,825	3,335
Spirax-Sarco Engineering	4,047	385
Spire Healthcare Group	15,002	28
Sports Direct International	11,796	52

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Shares	Value (000)
SSE	21,678	$324
SSP Group	150,300	1,420
St. James’s Place	40,627	606
St. Modwen Properties	10,025	50
Staffline Group	768	12
Stagecoach Group	73,931	151
Standard Chartered	181,192	1,503
Standard Life Aberdeen	56,833	227
Standard Life Investment Property Income Trust‡	21,212	25
State Bank of India GDR*	53,780	1,987
Stobart Group	16,271	53
Stock Spirits Group	8,523	22
Superdry	2,748	39
Synthomer	15,330	108
TalkTalk Telecom Group	36,366	58
Tate & Lyle	24,743	220
Taylor Wimpey	70,542	158
Ted Baker	1,694	51
Telecom Plus	3,257	44
Telford Homes	4,691	25
Tesco	2,508,749	7,842
Thomas Cook Group	546,860	413
TP ICAP	29,195	102
Travis Perkins	348,114	4,834
Tritax Big Box‡	81,677	157
TUI	47,531	913
Tullow Oil*	76,820	264
UDG Healthcare	13,852	124
Ultra Electronics Holdings	4,154	86
Unilever	55,251	3,036
UNITE Group‡	14,656	171
United Utilities Group	15,235	140
Vectura Group*	30,948	32
Vesuvius	11,153	94
Victoria*	6,230	57
Victrex	4,774	208
Virgin Money Holdings UK	14,963	75
Vodafone Group	665,276	1,426
Watkin Jones	7,565	19
Weir Group	142,111	3,266
WH Smith	30,874	830
Whitbread	3,802	234
William Hill	47,666	157
WM Morrison Supermarkets	48,042	162
Workspace Group‡	6,322	81
WPP	391,596	5,740

		239,226

United States – 0.9%
Communication Services – 0.2%
Yandex, Cl A*	69,580	2,288

Consumer Discretionary – 0.0%
SodaStream International*	1,248	179

Consumer Staples – 0.0%
Coca-Cola European Partners	1,400	64

Health Care – 0.0%
UroGen Pharma*	500	24

Description	Shares	Value (000)
Industrials – 0.5%
Caesarstone	1,222	$23
Canadian National Railway	67,610	6,070
Copa Holdings, Cl A	20,200	1,613
Kornit Digital*	1,466	32

		7,738

Information Technology – 0.1%
CyberArk Software*	1,906	152
Genpact	12,433	381
InterXion Holding*	3,930	264
Ituran Location and Control	923	32
NXP Semiconductors	7,259	621
Orbotech*	2,543	151
Wix.com*	2,302	276

		1,877

Materials – 0.2%
Constellium, Cl A*	6,300	78
Hecla Mining	3,929	11
Southern Copper	61,762	2,664

		2,753

		14,923

Total Common Stock (Cost $1,405,600) (000)		1,514,814

Preferred Stock (C) — 0.6%
Alpargatas	299,398	904
Banco Bradesco	53,531	379
Banco do Estado do Rio Grande do Sul	103,400	381
Bayerische Motoren Werke	1,082	85
Biotest	1,045	29
Draegerwerk & KGaA	522	33
FUCHS PETROLUB	1,466	82
Grupo Aval Acciones y Valores	641,273	252
Henkel & KGaA	3,819	448
Itau Unibanco Holding	187,300	2,047
Itausa - Investimentos Itau	220,117	548
Jungheinrich	2,620	100
Petroleo Brasileiro	61,600	322
Porsche Automobil Holding	3,143	212
Sartorius	732	119
Schaeffler	3,028	39
Sixt	857	68
STO & KGaA	96	10
Telefonica Brasil	117,100	1,135
Volkswagen	8,722	1,535

Total Preferred Stock (Cost $9,348) (000)		8,728

Exchange Traded Fund — 0.0%
P2P Global Investments	4,390	45

Total Exchange Traded Fund (Cost $43) (000)		45

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Number of Rights	Value (000)
Rights — 0.0%
Capita, Expires 6/4/2018*	5	$–
GL Events, Expires 10/10/2018*	344	–
Harvey Norman Holdings, Expires 10/17/2018*	771	–
Mekonomen, Expires 10/18/2018*	5,496	4
Nufarm, Expires 10/19/2018*	1,981	2
Rolls-Royce Holdings†*	8,022,432	10
SAMTY, Expires 11/21/2018*	800	–

Total Rights (Cost $5) (000)		16

Warrants — 0.0%
	Number of Warrants
Ezion Holdings, Expires 4/16/2023*	77,880	–

Total Warrants (Cost $–) (000)		–

	Shares
Short-Term Investment — 2.1%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 1.950% (B)	32,409,639	32,410

Total Short-Term Investment (Cost $32,410) (000)		32,410

Total Investments In Securities — 99.2% (Cost $1,447,406) (000)		$1,556,013

Percentages are based on Net Assets of $1,569,064 (000).

A list of the open futures contracts held by the Fund at September 30, 2018, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
MSCI EAFE Index E-MINI	171	Dec-2018	$16,850	$16,891	$41
S&P TSX 60 Index	11	Dec-2018	1,610	1,619	(3)

			$18,460	$18,510	$38

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Currently, expiration date is unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	The rate reported is the 7-day effective yield as of September 30, 2018.
(C)	Currently, no stated interest rate

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

S&P — Standard & Poor’s

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of September 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments In Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Argentina	$790	$–	$–	$790
Australia	49,707	174	–	49,881
Austria	3,003	7	–	3,010
Belgium	9,753	70	–	9,823
Brazil	20,814	–	–	20,814
Canada	73,684	–	–	73,684
Chile	4,190	–	–	4,190
China	37,655	1	–	37,656
Colombia	2,727	–	–	2,727
Czech Republic	–	487	–	487
Denmark	23,758	–	–	23,758
Egypt	–	84	–	84
Finland	12,362	–	–	12,362
France	106,272	24	–	106,296
Germany	89,725	28	–	89,753
Greece	3,617	–	–	3,617
Hong Kong	88,570	16	15	88,601
Hungary	2,057	–	–	2,057
India	39,027	–	–	39,027
Indonesia	7,428	–	–	7,428
Ireland	8,618	–	–	8,618
Israel	4,647	2,726	–	7,373
Italy	26,335	19	–	26,354
Japan	233,204	1,559	–	234,763
Kenya	290	–	–	290
Luxembourg	1,462	–	–	1,462
Malaysia	4,420	–	–	4,420
Mexico	11,016	–	–	11,016
Netherlands	51,549	–	–	51,549
New Zealand	2,310	–	–	2,310
Norway	15,409	–	–	15,409
Peru	2,585	–	–	2,585
Philippines	1,295	–	–	1,295
Poland	5,539	–	–	5,539
Portugal	996	–	–	996
Qatar	–	3,546	–	3,546
Russia	3,264	–	–	3,264
Singapore	33,781	101	–	33,882
South Africa	24,887	–	–	24,887
South Korea	42,073	–	–	42,073
Spain	27,039	19	–	27,058
Sweden	23,374	213	–	23,587
Switzerland	104,898	65	–	104,963
Taiwan	28,033	959	–	28,992
Thailand	12,061	–	–	12,061
Turkey	5,813	–	–	5,813
United Arab Emirates	–	515	–	515
United Kingdom	239,025	201	–	239,226
United States	14,923	–	–	14,923

Total Common Stock	1,503,985	10,814	15	1,514,814

Preferred Stock	8,631	97	–	8,728
Exchange Traded Fund	45	–	–	45
Rights	–	16	–	16
Warrants	–	–	–	–
Short-Term Investment	32,410	–	–	32,410

Total Investments in Securities	$1,545,071	$10,927	$15	$1,556,013

KP International Equity Fund

Schedule of Investments

September 30, 2018 (unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$41	$—	$—	$41
Unrealized Depreciation	(3)	—	—	(3)

Total Other Financial Instruments	$38	$—	$—	$38

**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended September 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended September 30, 2018, securities with a total value of $66 (000) transferred from Level 2 to Level 1 as a result of fair valuation of foreign equity securities. For the period ended September 30, 2018, securities with a total value of $566 (000) transferred from Level 1 to Level 2. For the period ended September 30, 2018 there were no transfers in and out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations — 26.2%
U.S. Treasury Bonds
5.375%, 02/15/31	$1,000	$1,236
5.000%, 05/15/37	2,240	2,835
4.750%, 02/15/37	10,315	12,668
4.625%, 02/15/40	500	613
4.500%, 05/15/38	50	60
4.375%, 02/15/38	900	1,062
3.875%, 08/15/40	500	555
3.750%, 11/15/43	6,500	7,117
3.625%, 02/15/44	2,000	2,148
3.500%, 02/15/39	3,100	3,266
3.375%, 05/15/44	6,000	6,187
3.125%, 05/15/48	12,134	11,972
3.000%, 11/15/45 - 02/15/48	13,638	13,133
2.875%, 05/15/43 - 11/15/46	7,594	7,148
2.750%, 08/15/47 - 11/15/47	17,386	15,918
2.500%, 02/15/45 - 05/15/46	2,084	1,822
2.250%, 08/15/46	3,400	2,808
U.S. Treasury Notes
3.625%, 02/15/20	1,750	1,770
3.500%, 05/15/20	750	758
3.375%, 11/15/19	2,000	2,015
2.875%, 09/30/23 - 08/15/28	29,281	28,931
2.750%, 09/30/20 - 02/15/28	64,474	63,912
2.625%, 07/31/20 - 03/31/25	67,424	66,765
2.500%, 06/30/20 - 01/31/25	32,261	31,941
2.375%, 12/31/20 - 05/15/27	7,650	7,488
2.250%, 02/29/20 - 11/15/27	16,100	15,448
2.125%, 08/15/21 - 05/15/25	16,019	15,389
2.000%, 01/31/20 - 11/15/26	31,261	30,104
1.875%, 12/15/20 - 09/30/22	22,009	21,199
1.750%, 11/15/20 - 05/15/23	14,303	13,758
1.625%, 12/31/19 - 05/15/26	20,911	19,895
1.500%, 10/31/19 - 08/15/26	16,250	15,752
1.375%, 12/15/19 - 09/30/23	19,900	19,256
1.250%, 03/31/21 - 07/31/23	5,000	4,741
1.125%, 12/31/19 - 09/30/21	14,128	13,513

Total U.S. Treasury Obligations
(Cost $473,758) (000)		463,183

Corporate Obligations — 25.0%

Communication Services – 1.5%
21st Century Fox America
6.400%, 12/15/35	973	1,240
6.150%, 02/15/41	500	637
4.500%, 02/15/21	100	103
3.700%, 10/15/25	20	20
Activision Blizzard
3.400%, 09/15/26	50	48
Alphabet
3.375%, 02/25/24	100	101
America Movil
6.125%, 03/30/40	250	296
AT&T
5.250%, 03/01/37	2,408	2,400
5.150%, 03/15/42	370	357

Description	Face Amount (000)	Value (000)
5.150%, 02/15/50 (A)	$453	$430
4.500%, 03/09/48	100	87
4.350%, 06/15/45	600	517
4.300%, 02/15/30 (A)	333	320
4.125%, 02/17/26	200	197
4.100%, 02/15/28 (A)	253	246
3.800%, 03/01/24	200	198
3.400%, 05/15/25	2,235	2,128
2.450%, 06/30/20	150	148
Baidu
3.875%, 09/29/23	200	198
Bell Canada
4.464%, 04/01/48	15	15
CBS
3.375%, 03/01/22	150	148
2.900%, 06/01/23 (A)	100	95
Charter Communications Operating
6.484%, 10/23/45	150	161
6.384%, 10/23/35	247	266
5.375%, 04/01/38	100	97
5.375%, 05/01/47	536	508
4.500%, 02/01/24	100	101
3.579%, 07/23/20	200	200
Comcast
4.400%, 08/15/35	100	98
4.250%, 01/15/33	500	490
4.049%, 11/01/52	244	216
4.000%, 08/15/47	200	179
3.900%, 03/01/38	100	92
3.375%, 02/15/25	125	121
3.150%, 03/01/26	50	47
2.750%, 03/01/23	100	97
Deutsche Telekom International Finance BV
8.750%, 06/15/30	100	134
2.225%, 01/17/20 (A)	1,009	997
Discovery Communications
5.000%, 09/20/37	150	146
3.800%, 03/13/24	50	49
2.950%, 03/20/23	50	48
2.800%, 06/15/20 (A)	100	99
2.750%, 11/15/19 (A)	100	100
Interpublic Group
5.400%, 10/01/48	25	25
3.750%, 10/01/21	100	100
NBCUniversal Media
4.375%, 04/01/21	100	102
Omnicom Group
3.600%, 04/15/26	100	95
Orange
4.125%, 09/14/21	100	102
RELX Capital
3.125%, 10/15/22	100	98
Rogers Communications
4.300%, 02/15/48	40	39
2.900%, 11/15/26	50	46
Telefonica Emisiones SAU
5.462%, 02/16/21	110	115
5.213%, 03/08/47	150	147
4.895%, 03/06/48	150	139

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
TELUS
4.600%, 11/16/48	$50	$50
Tencent Holdings
2.985%, 01/19/23 (A)	1,083	1,049
2.875%, 02/11/20 (A)	643	638
Thomson Reuters
3.350%, 05/15/26	100	92
Verizon Communications
5.012%, 08/21/54	600	602
4.812%, 03/15/39	100	101
4.400%, 11/01/34	400	390
4.329%, 09/21/28	4,039	4,061
4.272%, 01/15/36	1,391	1,326
3.376%, 02/15/25	150	145
2.625%, 08/15/26	135	122
Viacom
6.875%, 04/30/36	100	114
4.375%, 03/15/43	216	188
3.450%, 10/04/26	150	141
Vodafone Group
4.375%, 05/30/28	2,078	2,047
4.375%, 02/19/43	300	270
3.750%, 01/16/24	200	198
2.500%, 09/26/22	100	96
Walt Disney
3.700%, 12/01/42	72	67
3.150%, 09/17/25	100	97
1.800%, 06/05/20	250	245

		27,222

Consumer Discretionary – 1.0%
Amazon.com
4.800%, 12/05/34	300	327
4.050%, 08/22/47	150	148
3.875%, 08/22/37	100	98
American Honda Finance
2.650%, 02/12/21	100	99
2.600%, 11/16/22	50	48
2.450%, 09/24/20	100	99
1.950%, 07/20/20	45	44
Aptiv
4.150%, 03/15/24	40	40
3.150%, 11/19/20	100	99
Arcos Dorados Holdings
5.875%, 04/04/27 (A)	200	187
AutoNation
3.800%, 11/15/27	25	23
AutoZone
3.750%, 06/01/27	100	97
Bed Bath & Beyond
3.749%, 08/01/24	25	22
Best Buy
4.450%, 10/01/28	25	25
Block Financial
4.125%, 10/01/20	200	202
Booking Holdings
2.750%, 03/15/23	50	48
Diageo Capital
3.000%, 05/18/20	200	200

Description	Face Amount (000)(1)	Value (000)
Diageo Investment
2.875%, 05/11/22	100	$98
Dollar General
4.150%, 11/01/25	25	25
4.125%, 05/01/28	35	35
Dollar Tree
4.200%, 05/15/28	45	44
4.000%, 05/15/25	100	98
DR Horton
4.000%, 02/15/20	35	35
Expedia Group
4.500%, 08/15/24	100	101
Ford Motor
5.291%, 12/08/46	150	134
4.346%, 12/08/26	45	42
Ford Motor Credit
5.875%, 08/02/21	200	209
3.339%, 03/28/22	200	193
2.425%, 06/12/20	200	196
2.343%, 11/02/20	200	195
General Motors
6.750%, 04/01/46	250	271
5.950%, 04/01/49	1,020	1,013
5.200%, 04/01/45	150	136
5.150%, 04/01/38	100	93
General Motors Financial
4.300%, 07/13/25	100	97
4.000%, 01/15/25	100	97
4.000%, 10/06/26	50	47
3.700%, 05/09/23	100	98
3.550%, 04/09/21	150	150
2.350%, 10/04/19	50	49
Grupo Televisa
7.250%, 05/14/43 (MXN)	2,840	108
5.000%, 05/13/45	200	187
Hasbro
3.500%, 09/15/27	30	28
Home Depot
5.875%, 12/16/36	150	183
4.400%, 04/01/21	100	103
4.250%, 04/01/46	100	102
2.800%, 09/14/27	50	47
2.625%, 06/01/22	100	98
2.000%, 04/01/21	100	97
1.800%, 06/05/20	71	70
Hyatt Hotels
4.375%, 09/15/28	50	49
Lear
5.250%, 01/15/25	45	46
Lowe’s
4.625%, 04/15/20	100	102
4.050%, 05/03/47	100	96
3.100%, 05/03/27	100	95
2.500%, 04/15/26	50	46
Macy’s Retail Holdings
3.625%, 06/01/24	100	96
Magna International
3.625%, 06/15/24	50	49
Marriott International
3.125%, 10/15/21	100	99

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
McDonald’s
4.450%, 03/01/47	$150	$147
3.500%, 03/01/27	100	97
3.375%, 05/26/25	100	98
3.350%, 04/01/23	130	129
2.750%, 12/09/20	20	20
Newell Brands
5.500%, 04/01/46	100	95
4.000%, 12/01/24	50	48
3.150%, 04/01/21	150	148
NIKE
2.375%, 11/01/26	200	181
Nordstrom
5.000%, 01/15/44	100	92
4.000%, 03/15/27	30	29
O’Reilly Automotive
4.350%, 06/01/28	50	50
3.550%, 03/15/26	50	48
President & Fellows of Harvard College
3.150%, 07/15/46	100	89
QVC
4.450%, 02/15/25	65	62
Sands China
4.600%, 08/08/23 (A)	200	200
Starbucks
4.500%, 11/15/48	1,000	983
3.800%, 08/15/25	2,626	2,609
2.450%, 06/15/26	200	180
Target
4.000%, 07/01/42	200	192
Time Warner Cable
7.300%, 07/01/38	216	247
5.875%, 11/15/40	500	505
4.000%, 09/01/21	100	101
TJX
2.750%, 06/15/21	100	99
Toyota Motor Credit
4.250%, 01/11/21	100	103
3.450%, 09/20/23	2,656	2,649
2.750%, 05/17/21	100	99
2.700%, 01/11/23	200	194
2.250%, 10/18/23	50	47
1.550%, 10/18/19	50	49
USJ Acucar e Alcool
9.875%, 11/09/21 (A)	305	242
Warner Media
4.750%, 03/29/21	100	103
3.600%, 07/15/25	100	96
Wesleyan University
4.781%, 07/01/16	698	685
Whirlpool
4.000%, 03/01/24	60	59

		17,738

Consumer Staples – 1.4%
Adecoagro
6.000%, 09/21/27 (A)	980	861
Altria Group
5.375%, 01/31/44	100	108

Description	Face Amount (000)	Value (000)
Anheuser-Busch InBev Finance
4.900%, 02/01/46	$100	$101
4.700%, 02/01/36	150	150
3.650%, 02/01/26	350	340
3.300%, 02/01/23	150	149
2.650%, 02/01/21	215	212
Anheuser-Busch InBev Worldwide
4.950%, 01/15/42	500	510
4.600%, 04/15/48	35	34
4.439%, 10/06/48	100	94
4.000%, 04/13/28	55	54
3.750%, 01/15/22	150	151
2.500%, 07/15/22	100	96
Archer-Daniels-Midland
3.750%, 09/15/47	100	92
BAT Capital
4.540%, 08/15/47 (A)	100	92
4.390%, 08/15/37 (A)	150	140
3.557%, 08/15/27 (A)	100	93
3.222%, 08/15/24 (A)	50	48
2.764%, 08/15/22 (A)	50	48
2.297%, 08/14/20 (A)	50	49
Bunge Finance
3.250%, 08/15/26	120	108
3.000%, 09/25/22	30	29
Campbell Soup
4.800%, 03/15/48	110	100
4.150%, 03/15/28	50	48
3.650%, 03/15/23	50	49
Central American Bottling
5.750%, 01/31/27 (A)	75	74
Church & Dwight
2.450%, 08/01/22	100	96
CK Hutchison International 17 II
2.250%, 09/29/20 (A)	957	935
Clorox
3.500%, 12/15/24	50	49
Coca-Cola
3.300%, 09/01/21	100	101
2.875%, 10/27/25	50	48
2.550%, 06/01/26	50	46
2.450%, 11/01/20	50	49
1.875%, 10/27/20	50	49
Colgate-Palmolive
2.300%, 05/03/22	200	194
Constellation Brands
4.250%, 05/01/23	50	51
3.875%, 11/15/19	10	10
3.750%, 05/01/21	15	15
3.200%, 02/15/23	150	145
2.650%, 11/07/22	50	48
Costco Wholesale
1.700%, 12/15/19	100	99
General Mills
4.700%, 04/17/48	983	943
4.200%, 04/17/28	50	49
3.700%, 10/17/23	100	100
3.150%, 12/15/21	150	148
Hershey
2.300%, 08/15/26	50	45

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Ingredion
3.200%, 10/01/26	$50	$46
JBS USA LUX
6.750%, 02/15/28 (A)	340	338
JM Smucker
2.500%, 03/15/20	100	99
Kellogg
4.000%, 12/15/20	100	102
3.400%, 11/15/27	25	23
Keurig Dr Pepper
5.085%, 05/25/48 (A)	664	675
4.985%, 05/25/38 (A)	25	25
4.597%, 05/25/28 (A)	50	50
4.057%, 05/25/23 (A)	4,797	4,806
Kimberly-Clark
2.750%, 02/15/26	100	94
Kraft Heinz Foods
5.000%, 06/04/42	150	143
4.625%, 01/30/29	50	50
3.950%, 07/15/25	150	148
3.500%, 07/15/22	200	199
3.375%, 06/15/21	115	114
Kroger
3.300%, 01/15/21	100	100
2.650%, 10/15/26	200	178
McCormick
3.150%, 08/15/24	100	96
Mead Johnson Nutrition
3.000%, 11/15/20	30	30
Molson Coors Brewing
4.200%, 07/15/46	200	177
Mondelez International
4.625%, 05/07/48	100	97
4.125%, 05/07/28	50	49
Nestle Holdings
4.000%, 09/24/48 (A)	1,145	1,119
3.350%, 09/24/23 (A)	3,703	3,694
PepsiCo
3.600%, 03/01/24	100	101
3.450%, 10/06/46	200	180
3.000%, 10/15/27	50	48
2.850%, 02/24/26	100	95
2.375%, 10/06/26	200	183
2.000%, 04/15/21	50	49
Philip Morris International
4.500%, 03/26/20	100	102
4.250%, 11/10/44	150	141
3.375%, 08/11/25	100	98
2.500%, 11/02/22	100	96
1.875%, 02/25/21	200	194
Procter & Gamble
3.500%, 10/25/47	100	93
2.450%, 11/03/26	50	47
2.150%, 08/11/22	100	96
1.900%, 11/01/19	100	99
Reynolds American
4.450%, 06/12/25	150	151
Sysco
4.450%, 03/15/48	50	49
3.550%, 03/15/25	50	49

Description	Face Amount (000)	Value (000)
2.600%, 10/01/20	$50	$49
2.500%, 07/15/21	35	34
Tyson Foods
4.875%, 08/15/34	200	201
Unilever Capital
4.250%, 02/10/21	150	154
3.250%, 03/07/24	150	148
2.200%, 05/05/22	100	96
Walgreens Boots Alliance
3.450%, 06/01/26	165	156
2.700%, 11/18/19	100	100
Walmart
4.050%, 06/29/48	880	881
3.950%, 06/28/38	115	115
3.700%, 06/26/28	100	100
3.625%, 12/15/47	250	234
3.400%, 06/26/23	50	50
3.300%, 04/22/24	100	100
2.650%, 12/15/24	50	48
1.900%, 12/15/20	300	294

		24,133

Energy – 3.7%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/47 (A)	2,031	1,978
Anadarko Petroleum
6.950%, 06/15/19	2,744	2,817
6.600%, 03/15/46	200	235
6.450%, 09/15/36	895	1,021
Andeavor
4.750%, 12/15/23	150	155
3.800%, 04/01/28	30	28
Andeavor Logistics
5.200%, 12/01/47	150	150
3.500%, 12/01/22	25	24
Apache
4.375%, 10/15/28	100	98
3.250%, 04/15/22	79	78
Baker Hughes a GE
3.337%, 12/15/27	100	94
Boardwalk Pipelines
4.950%, 12/15/24	50	51
BP Capital Markets
3.561%, 11/01/21	200	201
3.062%, 03/17/22	200	198
2.500%, 11/06/22	250	241
2.112%, 09/16/21	100	97
Buckeye Partners
3.950%, 12/01/26	200	184
Canadian Natural Resources
6.250%, 03/15/38	1,630	1,924
3.900%, 02/01/25	150	148
3.850%, 06/01/27	100	97
Cenovus Energy
5.700%, 10/15/19	25	25
5.250%, 06/15/37	200	198
4.450%, 09/15/42	40	35
3.000%, 08/15/22	20	19
Chevron
2.954%, 05/16/26	50	48

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
2.566%, 05/16/23	$50	$48
2.355%, 12/05/22	150	145
2.193%, 11/15/19	90	89
2.100%, 05/16/21	50	49
1.961%, 03/03/20	50	49
Cimarex Energy
3.900%, 05/15/27	100	96
CNOOC Finance 2015 USA
3.500%, 05/05/25	200	192
Concho Resources
4.850%, 08/15/48	15	15
4.375%, 01/15/25	50	50
4.300%, 08/15/28	10	10
ConocoPhillips
6.500%, 02/01/39	300	389
Continental Resources
5.000%, 09/15/22	44	45
4.900%, 06/01/44	20	20
4.500%, 04/15/23	3,231	3,288
4.375%, 01/15/28	25	25
3.800%, 06/01/24	25	24
Devon Energy
4.000%, 07/15/21	649	655
3.250%, 05/15/22	100	98
Ecopetrol
7.375%, 09/18/43	200	227
5.875%, 09/18/23	100	107
Emera US Finance
4.750%, 06/15/46	200	195
Enbridge
3.700%, 07/15/27	100	97
Enbridge Energy Partners
5.875%, 10/15/25	100	110
Encana
3.900%, 11/15/21	50	50
Energy Transfer
6.125%, 12/15/45	150	160
4.500%, 11/01/23	100	101
Energy Transfer Equity
5.875%, 01/15/24	1,869	1,967
Energy Transfer Partners
6.000%, 06/15/48	1,730	1,845
5.800%, 06/15/38	25	26
4.200%, 04/15/27	200	193
Enterprise Products Operating
6.450%, 09/01/40	150	183
5.950%, 02/01/41	100	116
4.250%, 02/15/48	25	23
3.700%, 02/15/26	250	246
3.350%, 03/15/23	100	99
2.850%, 04/15/21	30	30
EOG Resources
3.150%, 04/01/25	100	97
2.625%, 03/15/23	100	96
Equinor
3.950%, 05/15/43	200	195
3.700%, 03/01/24	100	101
2.450%, 01/17/23	125	120
Equities
3.900%, 10/01/27	50	47

Description	Face Amount (000)	Value (000)
Equities Midstream Partners
6.500%, 07/15/48	$100	$106
Exxon Mobil
4.114%, 03/01/46	150	152
3.043%, 03/01/26	50	49
2.726%, 03/01/23	35	34
2.709%, 03/06/25	150	143
2.222%, 03/01/21	20	20
Fermaca Enterprises
6.375%, 03/30/38 (A)	651	664
Halliburton
5.000%, 11/15/45	100	107
3.800%, 11/15/25	150	149
3.500%, 08/01/23	100	100
3.250%, 11/15/21	3,280	3,284
Hess
7.300%, 08/15/31	546	631
4.300%, 04/01/27	200	194
Hunt Oil of Peru Sucursal Del Peru
6.375%, 06/01/28 (A)	620	638
Husky Energy
4.000%, 04/15/24	100	100
KazMunayGas National JSC
6.375%, 10/24/48 (A)	560	587
5.750%, 04/19/47 (A)	815	803
Kinder Morgan
5.550%, 06/01/45	300	317
5.200%, 03/01/48	1,310	1,341
4.300%, 03/01/28	100	99
3.050%, 12/01/19	50	50
Kinder Morgan Energy Partners
6.375%, 03/01/41	150	171
5.500%, 03/01/44	100	104
5.000%, 03/01/43	1,024	1,002
3.500%, 03/01/21	2,343	2,350
Magellan Midstream Partners
4.250%, 02/01/21	100	102
Marathon Oil
6.600%, 10/01/37	150	177
Marathon Petroleum
3.400%, 12/15/20	657	657
MPLX
5.200%, 03/01/47	200	200
4.125%, 03/01/27	65	63
4.000%, 02/15/25	25	25
National Oilwell Varco
2.600%, 12/01/22	100	95
Newfield Exploration
5.750%, 01/30/22	345	361
Nexen Energy ULC
6.400%, 05/15/37	150	181
Noble Energy
6.000%, 03/01/41	774	828
4.950%, 08/15/47	531	509
4.150%, 12/15/21	100	101
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25 (A)	260	229
Occidental Petroleum
4.400%, 04/15/46	200	204

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
3.400%, 04/15/26	$70	$68
Odebrecht Drilling Norbe VIII
7.350% cash/0% PIK, 12/01/26 (A)	165	97
Odebrecht Oil & Gas Finance
0.515%, 01/03/66 (A) (B)	97	1
ONEOK
5.200%, 07/15/48	25	26
4.550%, 07/15/28	50	50
4.000%, 07/13/27	30	29
ONEOK Partners
3.375%, 10/01/22	100	98
Peru LNG Srl
5.375%, 03/22/30 (A)	670	668
Petroleos de Venezuela
9.000%, 11/17/21 (C)	660	152
8.500%, 10/27/20 (A)	184	155
6.000%, 11/15/26 (A) (C)	385	83
5.375%, 04/12/27 (C)	365	79
Petroleos Mexicanos
6.875%, 08/04/26	50	53
6.750%, 09/21/47	2,178	2,078
6.625%, 06/15/35	410	407
6.500%, 03/13/27	1,700	1,737
6.500%, 06/02/41	350	328
6.375%, 02/04/21	50	53
6.375%, 01/23/45	190	176
6.350%, 02/12/48 (A)	932	854
5.500%, 01/21/21	4,302	4,439
5.350%, 02/12/28 (A)	255	240
4.875%, 01/24/22	720	728
4.625%, 09/21/23	200	198
3.500%, 07/23/20	100	99
3.500%, 01/30/23	455	432
Phillips 66
4.650%, 11/15/34	300	304
Phillips 66 Partners
3.605%, 02/15/25	25	24
Pioneer Natural Resources
3.450%, 01/15/21	100	100
Plains All American Pipeline
4.900%, 02/15/45	965	895
4.650%, 10/15/25	150	152
3.850%, 10/15/23	150	148
Sabine Pass Liquefaction
5.625%, 02/01/21	140	145
5.625%, 03/01/25	85	91
Shell International Finance
4.550%, 08/12/43	400	420
3.250%, 05/11/25	150	147
2.875%, 05/10/26	100	95
1.875%, 05/10/21	200	194
Sinopec Group Overseas Development
3.500%, 05/03/26 (A)	580	549
Southern Gas Corridor CJSC
6.875%, 03/24/26 (A)	640	711
Spectra Energy Partners
3.500%, 03/15/25	100	96

Description	Face Amount (000)(1)	Value (000)
Stoneway Capital
10.000%, 03/01/27 (A)	330	$320
Suncor Energy
6.500%, 06/15/38	150	185
Sunoco Logistics Partners Operations
4.400%, 04/01/21	100	102
Total Capital Canada
2.750%, 07/15/23	100	97
Total Capital International
2.700%, 01/25/23	100	97
TransCanada PipeLines
4.875%, 01/15/26	100	105
4.625%, 03/01/34	300	301
Transcontinental Gas Pipe Line
4.000%, 03/15/28	200	195
Transportadora de Gas del Sur
6.750%, 05/02/25 (A)	220	211
Valero Energy
7.500%, 04/15/32	227	289
4.350%, 06/01/28	1,193	1,202
3.650%, 03/15/25	100	98
Western Gas Partners
5.375%, 06/01/21	460	475
5.300%, 03/01/48	902	827
4.000%, 07/01/22	534	532
3.950%, 06/01/25	819	781
Williams
8.750%, 03/15/32	1,358	1,809
6.300%, 04/15/40	464	525
5.750%, 06/24/44	20	21
5.250%, 03/15/20	250	257
4.850%, 03/01/48	25	24
4.550%, 06/24/24	989	1,005
3.700%, 01/15/23	15	15
3.600%, 03/15/22	100	99
YPF
16.500%, 05/09/22 (ARS) (A)	6,000	94

		65,854

Financials – 7.1%
ABN AMRO Bank
3.400%, 08/27/21 (A)	1,977	1,969
Aflac
3.625%, 06/15/23	100	100
AIG Global Funding
1.950%, 10/18/19 (A)	1,400	1,387
Allstate
4.200%, 12/15/46	200	194
American Express
3.700%, 08/03/23	4,517	4,494
3.400%, 02/27/23	150	148
2.500%, 08/01/22	100	96
American Express Credit
2.700%, 03/03/22	100	97
2.375%, 05/26/20	100	99
2.250%, 05/05/21	100	98
2.200%, 03/03/20	100	99
American Financial Group
3.500%, 08/15/26	35	33

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)(1)	Value (000)
American International Group
4.750%, 04/01/48	150	$147
4.700%, 07/10/35	200	200
4.500%, 07/16/44	1,639	1,547
3.875%, 01/15/35	200	182
Ameriprise Financial
5.300%, 03/15/20	100	103
Aon
5.000%, 09/30/20	100	103
Ares Capital
3.875%, 01/15/20	60	60
Assurant
4.000%, 03/15/23	74	73
Australia & New Zealand Banking Group NY
2.625%, 05/19/22	250	242
AXA Equitable Holdings
4.350%, 04/20/28 (A)	150	145
Banco del Estado de Chile
2.668%, 01/08/21 (A)	2,317	2,262
Banco Nacional de Costa Rica
5.875%, 04/25/21 (A)	460	457
4.875%, 11/01/18 (A)	550	546
Banco Santander
3.125%, 02/23/23	200	190
Bank of America
5.000%, 01/21/44	250	266
4.450%, 03/03/26	130	130
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/29	200	200
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/38	100	98
4.200%, 08/26/24	165	166
4.183%, 11/25/27	250	244
4.100%, 07/24/23	100	102
4.000%, 01/22/25	5,287	5,218
3.950%, 04/21/25	200	196
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/49	100	92
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/24	250	247
3.500%, 04/19/26	50	48
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/22	2,983	2,981
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/28	112	105
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	200	192
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/25	100	95
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/23	200	194
2.503%, 10/21/22	100	96
2.250%, 04/21/20	250	247
2.151%, 11/09/20	100	98
Bank of Georgia JSC
11.000%, 06/01/20 (GEL) (A)	870	334
6.000%, 07/26/23 (A)	550	536
Bank of Montreal
3.100%, 07/13/20	50	50
3.100%, 04/13/21	60	60

Description	Face Amount (000)	Value (000)
2.100%, 12/12/19	$65	$65
2.100%, 06/15/20	100	98
Bank of New York Mellon
3.550%, 09/23/21	100	101
3.450%, 08/11/23	50	50
3.400%, 01/29/28	50	48
3.300%, 08/23/29	100	94
3.000%, 02/24/25	100	96
2.950%, 01/29/23	50	49
2.500%, 04/15/21	100	98
2.450%, 11/27/20	50	49
2.450%, 08/17/26	50	45
Bank of Nova Scotia
3.125%, 04/20/21	150	149
2.800%, 07/21/21	100	98
2.500%, 01/08/21	4,066	3,995
2.450%, 03/22/21	50	49
2.150%, 07/14/20	200	197
Barclays
4.375%, 01/12/26	200	194
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	2,351	2,323
2.875%, 06/08/20	250	247
Barclays Bank
2.650%, 01/11/21	200	196
BB&T
3.700%, 06/05/25	50	50
3.200%, 09/03/21	864	859
2.750%, 04/01/22	200	196
2.450%, 01/15/20	100	99
Berkshire Hathaway
3.125%, 03/15/26	200	193
Berkshire Hathaway Finance
4.300%, 05/15/43	200	202
4.200%, 08/15/48	1,387	1,378
BlackRock
5.000%, 12/10/19	100	103
BNP Paribas
2.375%, 05/21/20	200	197
Brighthouse Financial
3.700%, 06/22/27	50	44
Brookfield Finance
3.900%, 01/25/28	100	95
Canadian Imperial Bank of Commerce
2.700%, 02/02/21	40	39
Capital One Financial
4.250%, 04/30/25	50	50
3.800%, 01/31/28	100	94
3.750%, 07/28/26	100	93
3.450%, 04/30/21	50	50
3.300%, 10/30/24	100	95
3.200%, 02/05/25	50	47
3.050%, 03/09/22	150	147
CBRE Services
4.875%, 03/01/26	150	153
Charles Schwab
4.450%, 07/22/20	100	102
Chubb INA Holdings
3.350%, 05/15/24	100	98

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)(1)	Value (000)
3.350%, 05/03/26	150	$146
2.875%, 11/03/22	150	147
Citibank
2.125%, 10/20/20	2,647	2,585
Citigroup
8.125%, 07/15/39	250	361
4.650%, 07/23/48	1,081	1,093
4.450%, 09/29/27	2,203	2,178
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	100	96
4.125%, 07/25/28	85	82
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/29	150	147
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/24	50	50
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/28	200	194
3.750%, 06/16/24	100	99
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/28	100	95
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/28	200	188
3.500%, 05/15/23	100	98
3.300%, 04/27/25	100	96
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/23	185	182
2.900%, 12/08/21	100	98
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/23	3,438	3,324
2.750%, 04/25/22	100	97
2.650%, 10/26/20	100	99
2.400%, 02/18/20	100	99
Citigroup Global Markets Holdings
24.750%, 03/03/21 (GHS) (A) (D)(E)	1,060	235
16.857%, 12/13/18 (EGP) (A) (B)(E)	8,000	431
16.628%, 01/24/19 (EGP) (A) (B)(E)	13,600	716
16.509%, 11/08/18 (EGP) (B)(E)	32,200	1,735
14.847%, 10/22/18 (NGN) (A) (B)(E)	331,080	904
12.026%, 12/03/18 (NGN) (B)(E)	162,000	436
11.888%, 02/18/19 (NGN) (A) (B)(E)	175,000	458
Citizens Bank
2.200%, 05/26/20	250	245
Citizens Financial Group
2.375%, 07/28/21	30	29
CME Group
3.000%, 03/15/25	150	145
CNA Financial
5.875%, 08/15/20	100	104
Comerica
3.700%, 07/31/23	25	25
Compass Bank
3.500%, 06/11/21	250	249
Cooperatieve Rabobank UA
4.625%, 12/01/23	1,085	1,102
3.375%, 05/21/25	250	244
2.750%, 01/10/23	250	240
2.250%, 01/14/20	250	248

Description	Face Amount (000)(1)	Value (000)
Credit Agricole
3.250%, 10/04/24 (A)	3,170	$2,971
Credit Suisse Group Funding Guernsey
4.875%, 05/15/45	250	253
3.125%, 12/10/20	250	248
Credit Suisse New York
3.625%, 09/09/24	250	246
Deutsche Bank NY
3.950%, 02/27/23	200	194
3.700%, 05/30/24	85	80
3.150%, 01/22/21	100	98
2.950%, 08/20/20	100	98
2.700%, 07/13/20	150	147
Development Bank of Kazakhstan JSC
8.950%, 05/04/23 (KZT) (A)	290,000	782
Discover Bank
3.100%, 06/04/20	250	248
Discover Financial Services
4.100%, 02/09/27	40	38
E*TRADE Financial
4.500%, 06/20/28	50	50
Fibria Overseas Finance
5.500%, 01/17/27	25	25
Fidelity National Financial
4.500%, 08/15/28 (A)	50	49
Fifth Third Bancorp
2.875%, 07/27/20	250	248
Fifth Third Bank
3.950%, 07/28/25	200	200
First Republic Bank
4.625%, 02/13/47	200	193
FMS Wertmanagement
1.375%, 06/08/21	200	192
FS Investment
4.250%, 01/15/20	30	30
Goldman Sachs Bank USA NY
3.200%, 06/05/20	50	50
Goldman Sachs Group
6.750%, 10/01/37	200	241
5.150%, 05/22/45	350	357
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/39	1,772	1,718
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/29	1,997	1,968
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/38	150	139
3.750%, 05/22/25	100	98
3.750%, 02/25/26	250	243
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/28	165	157
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	75	72
3.200%, 02/23/23	150	147
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/23	100	97
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/22	100	97
2.750%, 09/15/20	75	74

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
2.625%, 04/25/21	$100	$98
2.600%, 04/23/20	1,325	1,312
2.600%, 12/27/20	100	98
2.550%, 10/23/19	200	199
2.350%, 11/15/21	45	43
2.300%, 12/13/19	85	84
Hanover Insurance Group
4.500%, 04/15/26	100	100
Hartford Financial Services Group
5.500%, 03/30/20	630	649
4.400%, 03/15/48	100	96
HSBC Holdings
6.500%, 09/15/37	250	296
5.250%, 03/14/44	200	209
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	200	200
4.250%, 08/18/25	200	196
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/28	200	193
4.000%, 03/30/22	100	101
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/24	2,156	2,142
3.600%, 05/25/23	200	198
2.950%, 05/25/21	200	197
Huntington National Bank
3.550%, 10/06/23	1,133	1,120
2.500%, 08/07/22	250	240
Industrial & Commercial Bank of China NY
2.905%, 11/13/20	250	245
ING Groep
4.550%, 10/02/28	1,885	1,876
4.100%, 10/02/23	2,403	2,405
Intercontinental Exchange
4.000%, 10/15/23	150	153
Jefferies Group
6.875%, 04/15/21	100	107
4.150%, 01/23/30	150	135
JPMorgan Chase
5.600%, 07/15/41	250	289
4.350%, 08/15/21	250	256
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/29	100	100
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/29	150	147
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/48	1,685	1,539
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/49	150	135
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/38	150	140
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/24	100	100
3.625%, 05/13/24	100	99
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/24	75	74
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/28	200	191
3.300%, 04/01/26	100	96
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	160	155
3.200%, 06/15/26	100	95

Description	Face Amount (000)(1)	Value (000)
3.125%, 01/23/25	150	$144
2.972%, 01/15/23	400	390
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/23	75	73
2.750%, 06/23/20	300	298
2.700%, 05/18/23	100	96
2.550%, 10/29/20	180	177
2.400%, 06/07/21	50	49
JPMorgan Chase Bank
8.375%, 03/17/34 (IDR) (A)(E)	3,000,000	197
5.625%, 05/17/23 (IDR) (A)	16,000,000	981
3.086%, VAR ICE LIBOR USD 3 Month+0.350%, 04/26/21	1,201	1,198
KeyBank
2.400%, 06/09/22	250	240
KeyCorp
5.100%, 03/24/21	150	156
KFW
2.500%, 11/20/24	650	627
1.875%, 06/30/20	200	196
1.875%, 11/30/20	200	196
Kreditanstalt fuer Wiederaufbau
2.875%, 04/03/28	90	88
2.750%, 07/15/20	200	200
2.625%, 04/12/21	100	99
2.375%, 12/29/22	280	272
Landwirtschaftliche Rentenbank
2.500%, 11/15/27	150	141
Lazard Group
3.750%, 02/13/25	50	48
Lima Metro Line 2 Finance
5.875%, 07/05/34 (A)	790	819
Lincoln National
3.625%, 12/12/26	100	96
Lloyds Banking Group
4.582%, 12/10/25	200	196
4.450%, 05/08/25	200	200
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/23	200	191
Loews
2.625%, 05/15/23	100	96
Manufacturers & Traders Trust
2.625%, 01/25/21	250	246
Markel
3.500%, 11/01/27	50	47
Marsh & McLennan
3.750%, 03/14/26	150	148
2.750%, 01/30/22	30	29
MetLife
6.400%, 12/15/36	1,560	1,654
3.600%, 04/10/24	100	100
3.600%, 11/13/25	50	50
Mitsubishi UFJ Financial Group
3.961%, 03/02/28	225	221
3.850%, 03/01/26	200	197
3.535%, 07/26/21	30	30
3.287%, 07/25/27	50	47
2.665%, 07/25/22	50	48

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Mizuho Financial Group
3.922%, VAR ICE LIBOR USD 3 Month+1.000%, 09/11/24	$200	$199
2.601%, 09/11/22	200	191
Morgan Stanley
6.375%, 07/24/42	200	249
4.875%, 11/01/22	100	104
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/38	640	598
3.875%, 01/27/26	200	197
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/29	200	192
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/24	90	89
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/28	150	142
3.125%, 01/23/23	150	146
3.125%, 07/27/26	250	233
2.800%, 06/16/20	100	99
2.650%, 01/27/20	100	100
2.500%, 04/21/21	250	244
MUFG Americas Holdings
3.000%, 02/10/25	200	190
Nasdaq
3.850%, 06/30/26	150	145
National Australia Bank
2.625%, 01/14/21	250	246
National Rural Utilities Cooperative Finance
3.400%, 02/07/28	200	194
2.700%, 02/15/23	100	97
New York Life Global Funding
3.250%, 08/06/21 (A)	1,872	1,870
Northern Trust
3.650%, 08/03/28	25	25
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/32	63	58
Oesterreichische Kontrollbank
2.875%, 03/13/23	50	50
1.875%, 01/20/21	150	146
ORIX
2.900%, 07/18/22	30	29
PNC Bank
2.500%, 01/22/21	250	245
2.450%, 07/28/22	250	241
2.400%, 10/18/19	250	249
Principal Financial Group
3.400%, 05/15/25	100	97
Private Export Funding
2.250%, 03/15/20	200	198
Progressive
4.125%, 04/15/47	100	97
Prudential Financial
4.600%, 05/15/44	200	201
3.500%, 05/15/24	200	200
Regions Financial
3.200%, 02/08/21	50	50
2.750%, 08/14/22	50	48
Royal Bank of Canada
3.200%, 04/30/21	75	75

Description	Face Amount (000)(1)	Value (000)
2.750%, 02/01/22	250	$245
1.875%, 02/05/20	250	246
Royal Bank of Scotland Group
6.125%, 12/15/22	70	73
6.100%, 06/10/23	30	31
6.000%, 12/19/23	60	63
5.125%, 05/28/24	65	65
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/23	200	194
S&P Global
4.000%, 06/15/25	100	100
Santander Holdings USA
4.400%, 07/13/27	25	24
2.650%, 04/17/20	100	99
Santander UK
2.375%, 03/16/20	100	99
Santander UK Group Holdings
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/24	200	192
3.125%, 01/08/21	100	99
Standard Chartered Bank
11.000%, 08/05/25 (LKR) (A)(E)	49,000	291
10.750%, 03/03/21 (LKR) (A)(E)	75,000	445
8.250%, 05/19/36 (IDR) (A)(E)	13,160,000	860
7.610%, 05/13/30 (INR) (A) (D)(E)	24,000	317
Sumitomo Mitsui Banking
2.514%, 01/17/20	1,123	1,114
Sumitomo Mitsui Financial Group
3.944%, 07/19/28	100	98
3.784%, 03/09/26	50	49
3.748%, 07/19/23	100	100
3.544%, 01/17/28	50	48
3.446%, 01/11/27	50	48
3.364%, 07/12/27	100	94
3.102%, 01/17/23	50	49
2.934%, 03/09/21	250	247
2.846%, 01/11/22	50	49
2.784%, 07/12/22	50	48
2.778%, 10/18/22	50	48
SunTrust Bank
3.689%, VAR ICE LIBOR USD 3 Month+0.735%, 08/02/24	150	149
2.900%, 03/03/21	50	49
2.700%, 01/27/22	150	146
Svenska Handelsbanken
1.950%, 09/08/20	250	244
Synchrony Financial
4.500%, 07/23/25	100	96
Syngenta Finance
4.892%, 04/24/25 (A)	1,011	992
4.441%, 04/24/23 (A)	686	682
TC Ziraat Bankasi
5.125%, 05/03/22 (A)	200	175
TD Ameritrade Holding
3.300%, 04/01/27	30	29
Toronto-Dominion Bank
3.250%, 06/11/21	1,139	1,139
2.500%, 12/14/20	150	148
2.125%, 04/07/21	50	48
1.950%, 04/02/20 (A)	473	465

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
1.900%, 10/24/19	$100	$99
1.800%, 07/13/21	100	96
Travelers
4.050%, 03/07/48	100	97
3.900%, 11/01/20	100	101
UBS
2.450%, 12/01/20 (A)	1,457	1,427
2.350%, 03/26/20	250	247
Unum Group
4.000%, 03/15/24	50	49
US Bancorp
3.150%, 04/27/27	200	191
2.375%, 07/22/26	250	226
US Bank
3.104%, VAR ICE LIBOR USD 3 Month+0.290%, 05/21/21	1,794	1,789
Voya Financial
3.125%, 07/15/24	50	47
WEA Finance
4.625%, 09/20/48 (A)	1,147	1,125
4.125%, 09/20/28 (A)	956	947
3.150%, 04/05/22 (A)	67	66
Wells Fargo
4.900%, 11/17/45	816	827
4.750%, 12/07/46	325	324
4.650%, 11/04/44	350	341
4.125%, 08/15/23	200	202
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/28	325	312
3.550%, 09/29/25	100	97
3.000%, 01/22/21	100	99
3.000%, 02/19/25	100	94
3.000%, 04/22/26	100	93
3.000%, 10/23/26	250	232
2.625%, 07/22/22	150	145
2.550%, 12/07/20	85	84
2.150%, 01/30/20	1,178	1,164
Wells Fargo Bank
3.550%, 08/14/23	250	249
2.600%, 01/15/21	250	246
2.150%, 12/06/19	250	247
Westpac Banking
4.322%, VAR USD ICE Swap 11:00 NY 5 Yr+2.236%, 11/23/31	200	193
2.700%, 08/19/26	100	91
2.600%, 11/23/20	150	148
2.000%, 08/19/21	50	48
Willis North America
4.500%, 09/15/28	100	100
3.600%, 05/15/24	50	49
XLIT
5.750%, 10/01/21	74	78

		126,329

Health Care – 2.3%
Abbott Laboratories
4.900%, 11/30/46	200	217
3.400%, 11/30/23	1,075	1,071
2.900%, 11/30/21	2,568	2,536
2.800%, 09/15/20	150	149

Description	Face Amount (000)	Value (000)
AbbVie
4.875%, 11/14/48	$1,393	$1,370
4.700%, 05/14/45	200	192
4.500%, 05/14/35	200	192
4.300%, 05/14/36	150	141
4.250%, 11/14/28	15	15
3.750%, 11/14/23	1,638	1,632
3.375%, 11/14/21	100	100
3.200%, 11/06/22	100	98
2.850%, 05/14/23	50	48
2.500%, 05/14/20	973	962
2.300%, 05/14/21	50	49
Advocate Health & Hospitals
4.272%, 08/15/48	1,232	1,240
Aetna
2.800%, 06/15/23	25	24
2.750%, 11/15/22	150	145
Agilent Technologies
3.050%, 09/22/26	65	60
Allergan Funding SCS
4.550%, 03/15/35	300	292
3.800%, 03/15/25	190	186
AmerisourceBergen
3.400%, 05/15/24	100	98
Amgen
4.563%, 06/15/48	300	294
2.125%, 05/01/20	200	197
1.850%, 08/19/21	200	192
Anthem
3.650%, 12/01/27	65	62
3.350%, 12/01/24	150	146
3.300%, 01/15/23	200	197
AstraZeneca
4.375%, 08/17/48	100	97
2.375%, 11/16/20	150	148
2.375%, 06/12/22	100	96
Baxter International
2.600%, 08/15/26	100	91
Becton Dickinson
4.685%, 12/15/44	200	197
3.700%, 06/06/27	50	48
3.125%, 11/08/21	100	98
2.404%, 06/05/20	20	20
Biogen
3.625%, 09/15/22	100	100
Boston Scientific
3.375%, 05/15/22	100	99
2.850%, 05/15/20	100	99
Bristol-Myers Squibb
2.000%, 08/01/22	100	96
Cardinal Health
3.200%, 03/15/23	100	97
3.079%, 06/15/24	150	142
Celgene
5.000%, 08/15/45	250	248
3.875%, 08/15/25	100	99
3.250%, 02/20/23	100	98
2.875%, 02/19/21	45	44
Cigna
4.000%, 02/15/22	100	101

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
3.875%, 10/15/47	$100	$85
CVS Health
5.125%, 07/20/45	200	206
5.050%, 03/25/48	1,274	1,303
4.780%, 03/25/38	215	214
4.300%, 03/25/28	110	109
3.875%, 07/20/25	120	118
3.700%, 03/09/23	4,100	4,079
3.350%, 03/09/21	295	294
3.125%, 03/09/20	1,105	1,105
2.875%, 06/01/26	200	184
2.125%, 06/01/21	50	48
CVS Pass-Through Trust
4.163%, 08/11/36 (A)	598	572
Danaher
3.350%, 09/15/25	30	29
Eli Lilly
3.100%, 05/15/27	49	47
2.350%, 05/15/22	100	97
Express Scripts Holding
4.800%, 07/15/46	200	195
4.750%, 11/15/21	100	103
Gilead Sciences
4.750%, 03/01/46	1,184	1,220
4.600%, 09/01/35	400	413
4.500%, 02/01/45	150	149
2.550%, 09/01/20	150	149
2.500%, 09/01/23	35	33
2.350%, 02/01/20	20	20
1.950%, 03/01/22	15	14
GlaxoSmithKline Capital
3.875%, 05/15/28	150	152
2.850%, 05/08/22	100	98
2.800%, 03/18/23	125	122
Halfmoon Parent
4.900%, 12/15/48 (A)	718	713
4.800%, 08/15/38 (A)	230	230
4.375%, 10/15/28 (A)	40	40
4.125%, 11/15/25 (A)	2,215	2,209
3.750%, 07/15/23 (A)	55	55
3.400%, 09/17/21 (A)	4,960	4,940
Humana
4.950%, 10/01/44	200	208
Johnson & Johnson
3.625%, 03/03/37	150	145
2.900%, 01/15/28	150	142
2.625%, 01/15/25	100	96
2.450%, 12/05/21	100	98
2.450%, 03/01/26	200	187
Kaiser Foundation Hospitals
4.875%, 04/01/42	150	166
3.150%, 05/01/27	25	24
Laboratory Corp of America Holdings
3.250%, 09/01/24	100	96
2.625%, 02/01/20	100	99
McKesson
2.850%, 03/15/23	200	191
Medtronic
4.625%, 03/15/45	200	212
4.375%, 03/15/35	200	207

Description	Face Amount (000)	Value (000)
2.750%, 04/01/23	$100	$97
2.500%, 03/15/20	150	149
Merck
4.150%, 05/18/43	100	102
2.750%, 02/10/25	200	192
1.850%, 02/10/20	150	148
Mylan
5.250%, 06/15/46	200	187
3.750%, 12/15/20	100	100
Novartis Capital
4.400%, 05/06/44	150	160
3.400%, 05/06/24	100	100
3.000%, 11/20/25	50	48
2.400%, 05/17/22	50	48
1.800%, 02/14/20	25	25
Pfizer
5.200%, 08/12/20	100	104
4.200%, 09/15/48	15	15
4.125%, 12/15/46	100	99
4.100%, 09/15/38	25	25
4.000%, 12/15/36	250	247
3.600%, 09/15/28	150	148
3.200%, 09/15/23	25	25
3.000%, 09/15/21	20	20
3.000%, 06/15/23	100	99
Quest Diagnostics
2.500%, 03/30/20	150	148
Sanofi
3.375%, 06/19/23	200	200
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26	60	55
2.875%, 09/23/23	50	48
2.400%, 09/23/21	150	145
Stanford Health Care
3.795%, 11/15/48	100	95
Stryker
4.625%, 03/15/46	100	101
3.500%, 03/15/26	25	24
3.375%, 11/01/25	50	48
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28	390	411
4.100%, 10/01/46	445	325
Thermo Fisher Scientific
3.600%, 08/15/21	100	100
3.200%, 08/15/27	100	94
3.000%, 04/15/23	200	194
2.950%, 09/19/26	30	28
UnitedHealth Group
4.625%, 07/15/35	200	213
4.250%, 04/15/47	100	100
4.250%, 06/15/48	50	50
3.850%, 06/15/28	50	50
3.750%, 07/15/25	50	50
3.500%, 06/15/23	50	50
3.150%, 06/15/21	50	50
2.950%, 10/15/27	150	141
2.875%, 03/15/22	100	98
2.300%, 12/15/19	50	50

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Zimmer Biomet Holdings
3.550%, 04/01/25	$150	$144
Zoetis
4.450%, 08/20/48	125	124
3.250%, 02/01/23	50	49
3.000%, 09/12/27	50	46

		40,508

Industrials – 2.2%
3M
5.700%, 03/15/37	150	181
4.000%, 09/14/48	100	100
ABB Finance USA
3.800%, 04/03/28	150	151
AerCap Ireland Capital
4.625%, 10/30/20	225	229
4.500%, 05/15/21	1,836	1,865
AerCap Ireland Capital DAC
4.125%, 07/03/23	150	149
Air Lease
4.625%, 10/01/28	100	99
3.250%, 03/01/25	150	140
2.125%, 01/15/20	50	49
Aircastle
7.625%, 04/15/20	10	11
6.250%, 12/01/19	15	15
5.500%, 02/15/22	15	16
5.125%, 03/15/21	15	15
5.000%, 04/01/23	15	15
4.125%, 05/01/24	15	15
Allegion US Holding
3.550%, 10/01/27	50	46
American Airlines, Pass-Through Trust
4.950%, 01/15/23	133	137
Boeing
2.350%, 10/30/21	150	147
2.125%, 03/01/22	50	48
Burlington Northern Santa Fe
4.900%, 04/01/44	200	217
4.150%, 12/15/48	411	406
3.750%, 04/01/24	200	202
3.050%, 03/15/22	100	99
Canadian Pacific Railway
4.000%, 06/01/28	15	15
2.900%, 02/01/25	100	95
Caterpillar
5.200%, 05/27/41	100	115
3.900%, 05/27/21	50	51
3.400%, 05/15/24	100	99
Caterpillar Financial Services
3.450%, 05/15/23	150	150
3.150%, 09/07/21	55	55
Cintas No. 2
3.700%, 04/01/27	200	195
CNH Industrial Capital
4.875%, 04/01/21	10	10
4.375%, 11/06/20	15	15
4.375%, 04/05/22	10	10
4.200%, 01/15/24	1,808	1,802

Description	Face Amount (000)	Value (000)
3.875%, 10/15/21	$10	$10
CSX
4.300%, 03/01/48	935	915
3.800%, 03/01/28	100	99
3.800%, 11/01/46	200	181
3.250%, 06/01/27	50	47
Delta Air Lines
4.375%, 04/19/28	50	48
2.600%, 12/04/20	45	44
DP World
6.850%, 07/02/37 (A)	806	922
5.625%, 09/25/48 (A)	1,240	1,228
Eaton
3.103%, 09/15/27	100	93
Embraer Netherlands Finance BV
5.400%, 02/01/27	65	66
Emerson Electric
2.625%, 02/15/23	100	96
Eskom Holdings
5.750%, 01/26/21 (A)	410	399
Eskom Holdings SOC
8.450%, 08/10/28 (A)	410	410
6.750%, 08/06/23 (A)	865	831
6.350%, 08/10/28 (A)	560	557
FedEx
4.750%, 11/15/45	100	100
3.200%, 02/01/25	200	195
Fluor
4.250%, 09/15/28	50	49
Fortive
3.150%, 06/15/26	150	140
Fortune Brands Home & Security
4.000%, 09/21/23	50	50
GATX
3.850%, 03/30/27	200	190
GE Capital International Funding Unlimited Co
4.418%, 11/15/35	200	188
2.342%, 11/15/20	250	245
General Dynamics
3.750%, 05/15/28	55	55
3.500%, 05/15/25	200	200
3.000%, 05/11/21	3,519	3,500
2.250%, 11/15/22	100	96
General Electric
6.875%, 01/10/39	500	625
3.450%, 05/15/24	100	98
Georgian Oil and Gas JSC
6.750%, 04/26/21 (A)	200	205
Georgian Railway
7.750%, 07/11/22 (A)	1,100	1,166
Harris
5.054%, 04/27/45	100	105
2.700%, 04/27/20	35	35
Honeywell International
4.250%, 03/01/21	125	128
2.500%, 11/01/26	150	139
Illinois Tool Works
2.650%, 11/15/26	250	231

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Ingersoll-Rand Global Holding
4.250%, 06/15/23	$100	$102
John Deere Capital
3.350%, 06/12/24	100	99
3.050%, 01/06/28	150	142
2.800%, 03/04/21	100	99
2.800%, 03/06/23	50	49
2.800%, 09/08/27	50	46
2.650%, 06/24/24	100	95
Johnson Controls International
4.500%, 02/15/47	150	144
3.625%, 07/02/24	43	42
Kansas City Southern
4.700%, 05/01/48	50	50
Kazakhstan Temir Zholy National JSC
4.850%, 11/17/27 (A)	1,010	1,002
Kennametal
4.625%, 06/15/28	25	25
L3 Technologies
4.400%, 06/15/28	150	150
Latam Airlines, Pass-Through Trust
4.500%, 11/15/23	462	447
4.200%, 11/15/27	757	729
Lima Metro Line 2 Finance
5.875%, 07/05/34	200	207
Lockheed Martin
4.700%, 05/15/46	150	160
2.900%, 03/01/25	100	96
2.500%, 11/23/20	150	148
Masco
4.500%, 05/15/47	100	86
4.375%, 04/01/26	40	40
3.500%, 04/01/21	50	50
Norfolk Southern
4.150%, 02/28/48	60	58
3.250%, 12/01/21	100	100
3.150%, 06/01/27	25	23
2.900%, 06/15/26	35	33
Northrop Grumman
4.030%, 10/15/47	150	141
3.500%, 03/15/21	100	100
3.250%, 08/01/23	50	49
Owens Corning
4.200%, 12/01/24	100	99
PACCAR Financial
3.150%, 08/09/21	100	100
1.950%, 02/27/20	60	59
Parker-Hannifin
3.300%, 11/21/24	150	147
Pelabuhan Indonesia III Persero
4.500%, 05/02/23 (A)	350	349
Precision Castparts
2.250%, 06/15/20	200	197
Republic Services
3.950%, 05/15/28	50	50
2.900%, 07/01/26	150	139
Rockwell Collins
3.200%, 03/15/24	150	145

Description	Face Amount (000)	Value (000)
Roper Technologies
2.800%, 12/15/21	$150	$147
Ryder System
3.500%, 06/01/21	50	50
2.800%, 03/01/22	30	29
Southwest Airlines
2.750%, 11/06/19	50	50
Stanley Black & Decker
2.900%, 11/01/22	100	98
Textron
3.650%, 03/15/27	100	96
Transnet
4.000%, 07/26/22 (A)	425	398
TTX
2.250%, 02/01/19 (A)	922	920
Union Pacific
4.800%, 09/10/58	100	103
3.799%, 10/01/51	200	178
3.646%, 02/15/24	100	100
3.600%, 09/15/37	150	137
United Airlines, Pass-Through Trust
4.300%, 08/15/25	83	84
3.750%, 09/03/26	86	85
United Parcel Service
3.750%, 11/15/47	150	139
3.125%, 01/15/21	45	45
3.050%, 11/15/27	100	96
United Technologies
4.625%, 11/16/48	792	796
4.450%, 11/16/38	10	10
4.125%, 11/16/28	2,417	2,400
3.950%, 08/16/25	15	15
3.750%, 11/01/46	150	131
3.650%, 08/16/23	3,435	3,420
3.350%, 08/16/21	10	10
3.100%, 06/01/22	100	99
2.650%, 11/01/26	130	117
2.300%, 05/04/22	100	96
1.950%, 11/01/21	50	48
1.500%, 11/01/19	50	49
Verisk Analytics
4.000%, 06/15/25	50	49
Wabtec
4.700%, 09/15/28	1,071	1,054
4.150%, 03/15/24	1,539	1,528
Waste Management
3.500%, 05/15/24	100	99

		39,123

Information Technology – 1.1%
Alibaba Group Holding
4.200%, 12/06/47	200	182
2.800%, 06/06/23	250	241
Analog Devices
3.125%, 12/05/23	150	145
Apple
4.650%, 02/23/46	300	324
4.500%, 02/23/36	350	376
3.750%, 09/12/47	150	141

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
3.450%, 05/06/24	$100	$100
3.000%, 06/20/27	25	24
3.000%, 11/13/27	100	95
2.850%, 05/06/21	200	199
2.500%, 02/09/22	50	49
2.400%, 01/13/23	200	193
2.300%, 05/11/22	100	97
2.250%, 02/23/21	50	49
2.150%, 02/09/22	250	242
1.550%, 08/04/21	50	48
Applied Materials
3.300%, 04/01/27	25	24
2.625%, 10/01/20	50	50
Arrow Electronics
3.500%, 04/01/22	100	98
Automatic Data Processing
2.250%, 09/15/20	50	49
Broadcom
3.875%, 01/15/27	100	94
3.625%, 01/15/24	100	97
3.000%, 01/15/22	100	97
2.375%, 01/15/20	100	99
2.200%, 01/15/21	100	97
Cisco Systems
4.450%, 01/15/20	200	204
3.625%, 03/04/24	100	101
3.500%, 06/15/25	50	50
2.950%, 02/28/26	50	48
2.500%, 09/20/26	100	93
1.850%, 09/20/21	100	96
Dell International
8.100%, 07/15/36 (A)	1,232	1,479
6.020%, 06/15/26 (A)	260	278
5.450%, 06/15/23 (A)	3,141	3,303
4.420%, 06/15/21 (A)	100	101
eBay
2.750%, 01/30/23	250	240
Fidelity National Information Services
5.000%, 10/15/25	28	30
3.625%, 10/15/20	200	201
Fiserv
3.800%, 10/01/23	100	100
2.700%, 06/01/20	100	99
Hewlett Packard Enterprise
4.900%, 10/15/25	100	103
3.600%, 10/15/20	200	201
IBM Credit
1.800%, 01/20/21	100	97
Intel
4.100%, 05/19/46	250	247
3.700%, 07/29/25	25	25
3.150%, 05/11/27	100	97
2.875%, 05/11/24	150	146
2.450%, 07/29/20	60	59
International Business Machines
4.000%, 06/20/42	150	146
3.450%, 02/19/26	50	49
3.375%, 08/01/23	200	199
2.250%, 02/19/21	50	49
1.875%, 08/01/22	150	142

Description	Face Amount (000)	Value (000)
Jabil
3.950%, 01/12/28	$150	$141
Juniper Networks
4.500%, 03/15/24	50	51
Keysight Technologies
3.300%, 10/30/19	100	100
Lam Research
2.800%, 06/15/21	50	49
Mastercard
3.950%, 02/26/48	10	10
3.500%, 02/26/28	5	5
2.950%, 11/21/26	50	47
Microsoft
4.250%, 02/06/47	500	525
4.100%, 02/06/37	200	207
3.450%, 08/08/36	300	286
3.300%, 02/06/27	60	59
3.125%, 11/03/25	100	98
2.875%, 02/06/24	35	34
2.650%, 11/03/22	150	147
2.400%, 02/06/22	150	146
2.400%, 08/08/26	100	92
2.000%, 11/03/20	150	147
1.850%, 02/06/20	100	99
Motorola Solutions
3.500%, 09/01/21	100	99
NetApp
3.375%, 06/15/21	50	50
NXP BV
4.625%, 06/01/23 (A)	704	714
Oracle
4.300%, 07/08/34	500	511
4.000%, 07/15/46	667	636
4.000%, 11/15/47	336	319
3.900%, 05/15/35	200	193
3.800%, 11/15/37	250	238
2.950%, 05/15/25	100	96
2.500%, 05/15/22	150	146
2.400%, 09/15/23	200	191
1.900%, 09/15/21	90	87
QUALCOMM
4.300%, 05/20/47	150	141
3.250%, 05/20/27	50	47
3.000%, 05/20/22	100	99
2.600%, 01/30/23	200	192
salesforce.com
3.250%, 04/11/23	150	149
Seagate HDD Cayman
4.750%, 01/01/25	100	96
Texas Instruments
4.150%, 05/15/48	50	50
2.750%, 03/12/21	75	75
Total System Services
4.800%, 04/01/26	100	103
Trimble
4.150%, 06/15/23	100	100
Tyco Electronics Group
3.125%, 08/15/27	25	23
Visa
4.300%, 12/14/45	150	155

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
3.150%, 12/14/25	$200	$194
2.800%, 12/14/22	100	98
VMware
2.950%, 08/21/22	100	96
Western Union
4.250%, 06/09/23	50	50
Xerox
3.625%, 03/15/23	100	95

		18,479

Materials – 1.0%
Airgas
3.650%, 07/15/24	100	100
ArcelorMittal
7.000%, 10/15/39	313	364
6.250%, 02/25/22	20	21
6.125%, 06/01/25	2,652	2,881
5.500%, 03/01/21	2,392	2,482
5.250%, 08/05/20	25	26
Barrick
5.250%, 04/01/42	150	156
BHP Billiton Finance USA
5.000%, 09/30/43	100	111
Celanese US Holdings
5.875%, 06/15/21	20	21
4.625%, 11/15/22	20	20
Cemex
7.750%, 04/16/26 (A)	200	218
5.700%, 01/11/25 (A)	605	616
Dow Chemical
8.550%, 05/15/19	1,375	1,422
4.125%, 11/15/21	250	256
Eastman Chemical
3.800%, 03/15/25	150	148
Ecolab
3.250%, 01/14/23	100	99
EI du Pont de Nemours
4.625%, 01/15/20	100	102
4.150%, 02/15/43	150	139
2.200%, 05/01/20	17	17
Goldcorp
3.700%, 03/15/23	50	49
International Paper
5.150%, 05/15/46	150	154
3.650%, 06/15/24	200	198
Martin Marietta Materials
4.250%, 12/15/47	100	85
Mexichem
5.875%, 09/17/44 (A)	690	662
4.000%, 10/04/27 (A)	625	577
Mosaic
4.050%, 11/15/27	100	97
Nacional del Cobre de Chile
3.625%, 08/01/27 (A)	430	411
Newmont Mining
3.500%, 03/15/22	100	99
Nexa Resources
5.375%, 05/04/27 (A)	650	631

Description	Face Amount (000)	Value (000)
Nucor
3.950%, 05/01/28	$150	$150
Nutrien
6.125%, 01/15/41	150	168
3.625%, 03/15/24	100	97
Packaging Corp of America
3.650%, 09/15/24	100	99
3.400%, 12/15/27	35	33
2.450%, 12/15/20	35	34
PPG Industries
2.300%, 11/15/19	100	99
Praxair
2.450%, 02/15/22	200	195
Rio Tinto Finance USA
3.750%, 06/15/25	200	201
Sherwin-Williams
3.450%, 08/01/25	100	96
2.250%, 05/15/20	200	197
Southern Copper
5.875%, 04/23/45	150	164
3.875%, 04/23/25	30	29
Vale Overseas
6.875%, 11/21/36	200	232
4.375%, 01/11/22	3,686	3,714
Vedanta Resources
6.125%, 08/09/24 (A)	680	632
Westlake Chemical
3.600%, 08/15/26	100	94

		18,396

Real Estate – 0.3%
Alexandria Real Estate Equities
4.700%, 07/01/30	717	724
3.450%, 04/30/25	25	24
2.750%, 01/15/20	50	50
American Tower
4.000%, 06/01/25	200	196
2.250%, 01/15/22	50	48
AvalonBay Communities
3.500%, 11/15/24	100	99
Boston Properties
3.850%, 02/01/23	100	101
3.650%, 02/01/26	150	145
Brixmor Operating Partnership
3.875%, 08/15/22	30	30
3.250%, 09/15/23	100	96
Crown Castle International
5.250%, 01/15/23	100	105
3.800%, 02/15/28	150	142
3.700%, 06/15/26	35	33
2.250%, 09/01/21	55	53
Digital Realty Trust
3.625%, 10/01/22	100	99
Duke Realty
3.750%, 12/01/24	100	98
EPR Properties
4.750%, 12/15/26	50	49
ERP Operating
4.625%, 12/15/21	120	124

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Essex Portfolio
3.375%, 04/15/26	$100	$95
GLP Capital
5.750%, 06/01/28	15	15
5.375%, 11/01/23	15	16
5.375%, 04/15/26	25	25
5.250%, 06/01/25	15	15
4.875%, 11/01/20	40	41
Healthcare Trust of America Holdings
3.750%, 07/01/27	100	94
Hospitality Properties Trust
5.250%, 02/15/26	100	101
5.000%, 08/15/22	100	102
Host Hotels & Resorts
3.750%, 10/15/23	100	98
Kilroy Realty
3.450%, 12/15/24	50	48
Kimco Realty
4.450%, 09/01/47	954	876
3.300%, 02/01/25	80	76
3.200%, 05/01/21	50	49
Liberty Property
4.125%, 06/15/22	100	101
Mid-America Apartments
3.600%, 06/01/27	25	24
National Retail Properties
4.000%, 11/15/25	35	35
3.600%, 12/15/26	100	95
Omega Healthcare Investors
4.375%, 08/01/23	50	50
Prologis
3.875%, 09/15/28	35	35
Realty Income
3.875%, 04/15/25	25	25
3.250%, 10/15/22	100	99
Regency Centers
3.600%, 02/01/27	30	28
Select Income
4.250%, 05/15/24	50	48
Simon Property Group
3.375%, 10/01/24	125	122
3.300%, 01/15/26	100	96
UDR
4.000%, 10/01/25	50	50
Ventas Realty
4.250%, 03/01/22	100	102
3.750%, 05/01/24	50	49
2.700%, 04/01/20	100	99
VEREIT Operating Partnership
4.875%, 06/01/26	20	20
4.600%, 02/06/24	15	15
4.125%, 06/01/21	10	10
Welltower
5.250%, 01/15/22	100	104
4.950%, 09/01/48	100	100
Weyerhaeuser
4.625%, 09/15/23	100	103

Description	Face Amount (000)	Value (000)
WP Carey
4.600%, 04/01/24	$50	$50

		5,327

Utilities – 3.4%
ABY Transmision Sur
6.875%, 04/30/43 (A)	249	276
AEP Transmission
3.100%, 12/01/26	150	143
Alabama Power
4.300%, 07/15/48	30	30
Alliant Energy Finance
3.750%, 06/15/23 (A)	1,634	1,627
American Water Capital
4.200%, 09/01/48	100	99
3.400%, 03/01/25	100	98
Appalachian Power
4.450%, 06/01/45	1,296	1,302
Arizona Public Service
4.500%, 04/01/42	200	206
3.150%, 05/15/25	50	48
Atmos Energy
3.000%, 06/15/27	65	61
Berkshire Hathaway Energy
6.125%, 04/01/36	200	242
3.750%, 11/15/23	100	101
2.375%, 01/15/21	1,352	1,330
Black Hills
4.350%, 05/01/33	2,071	2,029
Celeo Redes Operacion Chile
5.200%, 06/22/47 (A)	720	717
CenterPoint Energy
2.500%, 09/01/22	50	48
CenterPoint Energy Houston Electric
2.250%, 08/01/22	100	96
Cleco Corporate Holdings
3.743%, 05/01/26	100	94
CMS Energy
6.250%, 02/01/20	100	104
3.000%, 05/15/26	40	37
Cometa Energia
6.375%, 04/24/35 (A)	1,270	1,247
Commonwealth Edison
4.000%, 03/01/48	703	678
Consolidated Edison of New York
4.450%, 03/15/44	150	154
3.875%, 06/15/47	100	93
3.800%, 05/15/28	50	50
Delmarva Power & Light
4.150%, 05/15/45	423	413
Dominion Energy
5.950%, 06/15/35	169	190
4.050%, 09/15/42	150	138
2.962%, 07/01/19	1,600	1,599
2.750%, 01/15/22	100	97
2.579%, 07/01/20	45	45
Dominion Energy Gas Holdings
2.500%, 12/15/19	1,300	1,290

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
DTE Electric
4.050%, 05/15/48	$1,470	$1,446
3.750%, 08/15/47	100	93
DTE Energy
3.700%, 08/01/23	1,775	1,772
2.400%, 12/01/19	100	99
Duke Energy
3.750%, 09/01/46	350	308
Duke Energy Carolinas
5.300%, 02/15/40	300	341
3.700%, 12/01/47	100	91
3.050%, 03/15/23	100	98
2.950%, 12/01/26	50	48
Duke Energy Florida
3.800%, 07/15/28	50	50
2.100%, 12/15/19	623	619
Duke Energy Progress
3.700%, 09/01/28	50	50
Edison International
2.400%, 09/15/22	80	76
Enel Generacion Chile
4.250%, 04/15/24	50	50
Entergy
4.000%, 07/15/22	50	51
Entergy Arkansas
3.500%, 04/01/26	100	99
Entergy Louisiana
4.000%, 03/15/33	130	130
Eversource Energy
3.300%, 01/15/28	100	94
2.750%, 03/15/22	2,273	2,225
Exelon
5.100%, 06/15/45	957	1,009
3.400%, 04/15/26	100	96
Exelon Generation
5.600%, 06/15/42	600	614
FirstEnergy
4.850%, 07/15/47	679	691
3.900%, 07/15/27	966	939
FirstEnergy Transmission
5.450%, 07/15/44 (A)	1,181	1,289
Florida Power & Light
4.125%, 06/01/48	50	50
3.700%, 12/01/47	100	92
Fortis
2.100%, 10/04/21	150	143
Georgia Power
4.300%, 03/15/42	300	285
2.000%, 09/08/20	115	112
ITC Holdings
3.650%, 06/15/24	25	25
2.700%, 11/15/22	2,527	2,424
Jersey Central Power & Light
7.350%, 02/01/19	824	837
4.700%, 04/01/24 (A)	1,541	1,598
Kansas City Power & Light
3.650%, 08/15/25	100	98
Korea Southern Power
3.000%, 01/29/21 () (A)	433	426

Description	Face Amount (000)	Value (000)
Listrindo Capital BV
4.950%, 09/14/26 (A)	$450	$417
MidAmerican Energy
3.950%, 08/01/47	250	240
Minejesa Capital BV
5.625%, 08/10/37 (A)	670	611
National Fuel Gas
3.950%, 09/15/27	50	46
NextEra Energy Capital Holdings
3.550%, 05/01/27	100	96
3.342%, 09/01/20	4,526	4,536
2.700%, 09/15/19	1,691	1,687
NiSource
4.375%, 05/15/47	100	96
3.650%, 06/15/23 (A)	1,275	1,259
2.650%, 11/17/22	20	19
Northern States Power
2.600%, 05/15/23	100	97
2.200%, 08/15/20	50	49
NSTAR Electric
2.375%, 10/15/22	100	96
Oklahoma Gas & Electric
3.800%, 08/15/28	25	25
Oncor Electric Delivery
7.000%, 09/01/22	100	113
4.100%, 11/15/48 (A)	50	50
Pacific Gas & Electric
6.050%, 03/01/34	400	455
2.950%, 03/01/26	50	45
PacifiCorp
4.125%, 01/15/49	633	622
PECO Energy
3.900%, 03/01/48	15	14
Perusahaan Listrik Negara
6.150%, 05/21/48 (A)	720	748
Pinnacle West Capital
2.250%, 11/30/20	1,009	983
PPL Capital Funding
4.000%, 09/15/47	100	90
3.500%, 12/01/22	150	148
Progress Energy
7.750%, 03/01/31	1,941	2,541
7.050%, 03/15/19	1,225	1,248
PSEG Power
3.850%, 06/01/23	50	50
3.000%, 06/15/21	50	49
Public Service Electric & Gas
3.650%, 09/01/28	100	99
Public Service Enterprise Group
2.650%, 11/15/22	150	144
Public Service of Colorado
4.100%, 06/15/48	65	64
Puget Energy
6.500%, 12/15/20	100	106
Puget Sound Energy
4.223%, 06/15/48	100	100
Ruwais Power PJSC
6.000%, 08/31/36 (A)	540	591

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Sempra Energy
9.800%, 02/15/19	$1,135	$1,164
6.000%, 10/15/39	1,222	1,405
3.800%, 02/01/38	200	180
3.750%, 11/15/25	100	97
3.550%, 06/15/24	100	98
3.400%, 02/01/28	576	539
2.900%, 02/01/23	35	34
South Carolina Electric & Gas
3.500%, 08/15/21	55	55
Southern
4.250%, 07/01/36	150	143
Southern California Edison
4.125%, 03/01/48	1,381	1,320
3.650%, 03/01/28	50	49
3.500%, 10/01/23	150	149
Southern Gas Capital
3.250%, 06/15/26	30	28
Southwestern Electric Power
4.100%, 09/15/28	25	25
3.850%, 02/01/48	100	89
2.750%, 10/01/26	50	46
State Grid Overseas Investment 2013
3.125%, 05/22/23 (A)	440	429
Tampa Electric
4.300%, 06/15/48	25	25
Terraform Global Operating
6.125%, 03/01/26 (A)	600	576
Union Electric
3.500%, 04/15/24	150	149
Virginia Electric & Power
3.800%, 04/01/28	100	100
3.500%, 03/15/27	100	97
3.100%, 05/15/25	100	96
2.750%, 03/15/23	100	97
WEC Energy Group
3.375%, 06/15/21	65	65
Wisconsin Power & Light
3.050%, 10/15/27	100	94
Xcel Energy
3.350%, 12/01/26	100	96
2.400%, 03/15/21	1,616	1,583

		59,512

Total Corporate Obligations (Cost $451,689) (000)		442,621

Mortgage-Backed Securities — 20.0%

Agency Mortgage-Backed Obligations – 18.1%
FHLMC TBA
4.500%, 10/11/37	250	258
4.000%, 10/14/40	450	454
3.500%, 10/15/41	6,725	6,619
FHLMC
5.000%, 02/01/39	681	719
4.500%, 12/01/43 - 09/01/48	1,621	1,680
4.000%, 05/01/26 - 11/01/47	8,865	8,976
3.500%, 10/01/43 - 02/01/48	11,712	11,549

Description	Face Amount (000)	Value (000)
3.000%, 02/01/32 - 02/01/48	$21,030	$20,226
2.500%, 01/01/32 - 12/01/32	2,959	2,854
FHLMC, Ser 2011-3830, Cl DZ
4.000%, 12/15/30	1,032	1,065
FHLMC, Ser 2014-4384, Cl LA
3.500%, 09/15/40	274	275
FHLMC Multifamily Structured Pass-Through Certificates, Ser K029, Cl A2
3.320%, 02/25/23 (D)	1,000	1,005
FHLMC Multifamily Structured Pass-Through Certificates, Ser K055, Cl A2
2.673%, 03/25/26	400	381
FHLMC Multifamily Structured Pass-Through Certificates, Ser K065, Cl A2
3.243%, 04/25/27	1,026	1,004
FHLMC Multifamily Structured Pass-Through Certificates, Ser K068, Cl A2
3.244%, 08/25/27	723	706
FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/27 (D)	400	388
FHLMC Multifamily Structured Pass-Through Certificates, Ser K070, Cl A2
3.303%, 11/25/27 (D)	361	353
FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2
3.444%, 12/25/27	100	99
FHLMC Multifamily Structured Pass-Through Certificates, Ser K078, Cl A2
3.854%, 06/25/28	200	204
FHLMC Multifamily Structured Pass-Through Certificates, Ser K079, Cl A2
3.926%, 06/25/28	1,486	1,523
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl A2
2.454%, 08/25/23	350	337
FHLMC Multifamily Structured Pass-Through Certificates, Ser K730, Cl A2
3.590%, 01/25/25	425	430
FNMA
5.500%, 09/01/40	888	954
5.000%, 07/01/41 - 11/01/44	2,048	2,176
4.500%, 01/01/30 - 11/01/47	5,406	5,603
4.000%, 12/01/43 - 01/01/48	14,718	14,886
3.500%, 08/01/31 - 02/01/48	40,652	40,157
3.000%, 02/01/32 - 09/01/47	27,365	26,399
2.500%, 12/01/31 - 12/01/32	3,610	3,486
FNMA TBA
4.500%, 10/14/34	995	1,027
4.000%, 10/14/39	11,385	11,496

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
3.500%, 10/01/40	$22,725	$22,486
3.000%, 10/15/27 - 10/15/42	12,055	11,846
2.500%, 10/15/27	6,240	6,020
FNMA, Ser 2006-104, Cl FC
2.466%, VAR LIBOR USD 1 Month+0.250%, 11/25/36	386	386
FNMA, Ser 2013-101, Cl A
3.000%, 09/25/30	346	344
FNMA, Ser 2015-M11, Cl A2
2.936%, 04/25/25 (D)	850	826
FNMA, Ser 2016-54, Cl GA
2.500%, 11/25/45	2,088	1,998
FNMA, Ser 2017-41, Cl MD
4.000%, 05/25/53	1,299	1,329
FNMA, Ser 2017-91, Cl PC
3.000%, 06/25/45	632	618
FNMA, Ser 2018-3, Cl PA
3.000%, 04/25/46	1,745	1,693
GNMA
5.000%, 09/20/46 - 09/20/48	4,722	4,952
4.500%, 12/20/41 - 03/20/48	2,851	2,962
4.000%, 01/20/47 - 08/20/48	15,295	15,594
3.500%, 11/20/44 - 01/20/48	17,844	17,765
3.000%, 08/20/46 - 03/20/48	23,330	22,621
2.500%, 12/20/46	433	406
GNMA TBA
4.500%, 10/15/39	10,115	10,453
4.000%, 10/01/39	7,680	7,811
3.500%, 10/15/41	13,885	13,806
3.000%, 10/01/42	8,645	8,372

		319,577

Non-Agency Mortgage-Backed Obligations – 1.9%
Alternative Loan Trust, Ser 2003- 22CB, Cl 3A1
6.000%, 12/25/33	696	698
BANK, Ser 2017-BNK8, Cl A4
3.488%, 11/15/50	90	88
BANK, Ser 2017-BNK8, Cl B
3.931%, 11/15/50 (D)	50	49
BANK, Ser 2018-BN13, Cl A5
4.217%, 08/15/61	50	52
BANK, Ser 2018-BN14, Cl A3
3.966%, 09/15/60	928	936
BANK, Ser 2018-BN14, Cl A4
4.231%, 09/15/60	96	98
BENCHMARK Mortgage Trust, Ser 2018-B2, Cl A5
3.882%, 02/15/51	100	101
BENCHMARK Mortgage Trust, Ser 2018-B6, Cl A4
4.261%, 11/10/51	50	52
CD Mortgage Trust, Ser 2017-CD6, Cl A5
3.456%, 11/13/50	100	98
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/46	848	872

Description	Face Amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5
3.720%, 11/10/26	$738	$735
Citigroup Commercial Mortgage Trust, Ser 2017-P7, Cl A4
3.712%, 04/14/50	500	496
Citigroup Commercial Mortgage Trust, Ser C5, Cl A4
4.228%, 06/10/51	100	103
Citigroup Mortgage Loan Trust, Ser 2018-A, Cl A1
4.000%, 01/25/68 (A) (D)	623	620
COMM Mortgage Trust, Ser 2013- CCRE9, Cl A4
4.375%, 07/10/45 (D)	985	1,020
COMM Mortgage Trust, Ser 2013- CR11, Cl A3
3.983%, 08/10/50	1,331	1,362
COMM Mortgage Trust, Ser 2013- CR7, Cl A4
3.213%, 03/10/46	481	477
COMM Mortgage Trust, Ser 2013- CR8, Cl A5
3.612%, 06/10/46 (D)	90	90
COMM Mortgage Trust, Ser 2013- LC6, Cl A4
2.941%, 01/10/46	758	744
COMM Mortgage Trust, Ser 2015- DC1, Cl A5
3.350%, 02/10/48	1,000	981
COMM Mortgage Trust, Ser 2018- COR3, Cl A3
4.228%, 05/10/51	952	978
COMM Mortgage Trust, Ser CR12, Cl A3
3.765%, 10/10/46	1,340	1,359
COMM Mortgage Trust, Ser CR16, Cl A4
4.051%, 04/10/47	613	628
Commercial Mortgage Trust, Ser 2015-LC23, Cl A4
3.774%, 10/10/48	1,069	1,076
Credit Suisse First Boston Mortgage Securities, Ser 2004- AR2, Cl 5A1
3.998%, 03/25/34 (D)	40	41
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A4
3.210%, 11/15/49	500	480
CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5
3.502%, 11/15/49	960	937
CSFB Mortgage-Backed Pass- Through Certificates, Ser 2003- 27, Cl 4A4
5.750%, 11/25/33	72	74
CSMC Trust, Ser 2018-RPL7, Cl A1
4.000%, 10/25/48 (A)	525	525

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
GS Mortgage Securities Trust, Ser 2013-GCJ12, Cl A4
3.135%, 06/10/46	$267	$263
GS Mortgage Securities Trust, Ser 2015-GC32, Cl A4
3.764%, 07/10/48	500	503
GS Mortgage Securities Trust, Ser GC18, Cl A3
3.801%, 01/10/47	1,228	1,243
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35	38	38
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
3.713%, 05/19/34 (D)	36	37
JPMBB Commercial Mortgage Securities Trust, Ser C19, Cl A3
3.669%, 04/15/47	500	503
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl A2
3.240%, 03/15/50	400	398
JPMorgan Mortgage Trust, Ser 2003-A2, Cl 3A1
3.806%, 11/25/33 (D)	133	134
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 6T1
4.219%, 02/25/35 (D)	183	182
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 3A2
3.826%, 04/25/35 (D)	48	48
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 4A1
4.331%, 06/25/35 (D)	58	59
MLCC Mortgage Investors, Ser 2006-2, Cl 2A
3.971%, 05/25/36 (D)	214	216
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.219%, 07/15/46 (D)	385	394
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A4
4.259%, 10/15/46 (D)	522	538
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A5
4.064%, 02/15/47	226	231
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl AS
3.832%, 12/15/47	500	493
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/48	935	909
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4

Description	Face Amount (000)	Value (000)
3.732%, 05/15/48	$1,839	$1,842
Morgan Stanley Capital I, Ser H3, Cl A5
4.177%, 07/15/51	920	942
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29 (A)	1,104	1,103
Morgan Stanley Capital I Trust, Ser 2015-UBS8, Cl A4
3.809%, 12/15/48	561	563
Morgan Stanley Capital I Trust, Ser 2017-HR2, Cl A4
3.587%, 12/15/50	250	245
Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl A
2.871%, VAR LIBOR USD 1 Month+0.750%, 11/11/34 (A)	313	313
UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%, 02/15/51	300	302
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/48	1,000	995
Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4
3.695%, 11/15/48	811	808
Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Cl A4
3.809%, 12/15/48	638	641
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl A4
3.640%, 12/15/59	693	684
Wells Fargo Commercial Mortgage Trust, Ser C44, Cl A5
4.212%, 05/15/51	911	931
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 1A9
4.722%, 10/25/33 (D)	486	493
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A4
4.213%, 05/01/35 (D)	107	110
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl A3
2.749%, 05/15/45	471	457
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A4
3.073%, 06/15/46	696	684
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/46	60	59
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A5
3.631%, 11/15/47	580	576

		33,707

Total Mortgage-Backed Securities (Cost $360,828) (000)		353,284

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Loan Participations — 9.7%

Aerospace/Defense – 0.1%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC), Initial Term Loan, 1st Lien
5.242%, VAR LIBOR+3.250%, 08/18/24	$1,056	$1,059

Airlines – 0.1%
American Airlines, Inc., 2018 Replacement Term Loan
3.980%, VAR LIBOR+1.750%, 06/27/25	1,242	1,218

Automotive – 0.2%
Altra Industrial Motion Term Loan B, 1st Lien
0.000%, 09/26/25 (F)	1,000	1,001
Chassix Inc., Term Loan B
9.500%, 11/15/23	1	1
7.813%, 11/15/23	245	245
Chassix Inc., Term Loan B, 1st Lien
8.000%, 11/15/23	251	251
Dayco Products, LLC , Term Loan, 1st Lien
6.563%, VAR LIBOR+4.250%, 05/08/23	686	689
Garrett LX III S.à r.l., Term Loan B, 1st Lien
0.000%, 09/19/25 (F)	750	750
Horizon Global, 1st Lien
8.076%, 03/30/21 (D)	235	228
TI Group Automotive Systems, LLC, Initial US Term Loan
4.576%, VAR LIBOR+2.500%, 06/30/22	1,003	1,004

		4,169

Building Materials – 0.2%
American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 1st Lien
4.242%, VAR LIBOR+2.000%, 10/31/23	1,108	1,105
Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien
4.383%, VAR LIBOR+2.250%, 01/02/25	1,247	1,243
PGT Innovations, Inc. (fka PGT, Inc.), Initial Term Loan, 1st Lien
5.669%, VAR LIBOR+3.500%, 02/16/22	50	50
5.658%, VAR LIBOR+3.500%, 02/16/22	6	7

Description	Face Amount (000)	Value (000)
Priso Acquisition (aka PrimeSource Building Products), Term B Loan, 1st Lien
5.076%, VAR LIBOR+3.000%, 05/08/22	$716	$721

		3,126

Cable/Wireless Video – 0.1%
Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien
4.250%, VAR LIBOR+2.000%, 04/30/25	1,426	1,428

Chemicals – 1.2%
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-2 Term Loan, 1st Lien
5.567%, VAR LIBOR+3.250%, 09/13/23	699	702
5.323%, VAR LIBOR+3.250%, 09/13/23	2	2
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-3 Term Loan
5.567%, VAR LIBOR+3.250%, 06/02/23	527	529
5.323%, VAR LIBOR+3.250%, 06/02/23	1	1
Archroma Finance S.a r.l., Facility B2, 1st Lien
6.583%, VAR LIBOR+4.250%, 08/12/24	600	599
6.513%, VAR LIBOR+4.250%, 08/12/24	2	2
Ascend Performance Materials Operations LLC, Term B Loan, 1st Lien
7.584%, VAR LIBOR+5.250%, 08/12/22	494	495
ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-1 Term Loan
5.742%, VAR LIBOR+3.500%, 11/20/23	401	403
ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-2 Term Loan
5.742%, VAR LIBOR+3.500%, 11/20/23	521	525
Ferro Corp.
4.636%, 02/14/24 (D)	773	775
Flint Group, Term Loan, 1st Lien
5.342%, 09/07/21 (D)	739	706
H.B. Fuller Company, Commitment, 1st Lien
4.165%, VAR LIBOR+2.000%, 10/20/24	833	832
INEOS Styrolution US Holdings, Term Loan, 1st Lien
4.386%, 03/29/24 (D)	473	472

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Ineos US Finance LLC, New 2024 Dollar Term Loan
4.242%, VAR LIBOR+2.000%, 04/01/24	$746	$747
Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp), Dollar Term Loan, 1st Lien
6.326%, VAR LIBOR+4.250%, 06/30/22	696	676
OCI Beaumont, LLC, Term Loan B, 1st Lien
6.334%, 02/14/25	499	505
Orion Engineered Carbons GmbH, Initial Dollar Term Loan
4.334%, VAR LIBOR+2.000%, 07/25/24	1,361	1,359
PMHC II, Inc., Initial Term Loan
6.001%, 03/31/25	292	284
5.834%, 03/21/25	458	445
PQ Corporation, Third Amendment Tranche B-1 Term Loan
4.742%, 02/08/25 (D)	1,000	1,001
Pregis Holding I Corporation, Term Loan
5.834%, VAR LIBOR+3.500%, 05/20/21	630	624
5.193%, VAR LIBOR+3.500%, 05/20/21	108	107
Ravago Holdings America, Term Loan, 2nd Lien
5.000%, VAR LIBOR+2.750%, 07/13/23	662	663
Reynolds Group Holdings Inc., Incremental U.S. Term Loan
4.992%, VAR LIBOR+2.750%, 02/05/23	464	466
Reynolds Group Holdings Incremental US Term Loans
4.992%, VAR LIBOR+2.750%, 02/05/23	781	784
Ring Container Technologies Group, LLC, Initial Term Loan
4.992%, VAR LIBOR+2.750%, 10/31/24	746	747
SI Group, Term Loan, 1st Lien
0.000%, 08/17/25 (F)	850	852
Spectrum Holdings III Corp., Closing Date Term Loan, 1st Lien
5.326%, VAR LIBOR+3.250%, 01/24/25	454	450
Spectrum Holdings III Corp., Closing Date Term Loan, 2nd Lien
9.076%, VAR LIBOR+7.000%, 01/26/26	500	493
Tricorbraun Holdings, Closing Date Term Loan
6.084%, 11/30/23 (D)	761	764

Description	Face Amount (000)	Value (000)
Tricorbraun Holdings, Delayed Draw Term Loan, 1st Lien
6.103%, VAR LIBOR+3.750%, 11/30/23	$76	$77
Tricorbraun Holdings, Inc., Delayed Draw Term Loan
7.750%, VAR LIBOR+3.750%, 11/30/23	—	—
Tronox Blocked Borrower LLC, Blocked Dollar Term Loan
5.242%, VAR LIBOR+3.000%, 09/23/24	451	453
Tronox Finance LLC, Initial Dollar Term Loan
5.242%, VAR LIBOR+3.000%, 09/23/24	1,041	1,045
U.S. Farathane, LLC, Term B-4 Loan, 1st Lien
5.834%, VAR LIBOR+3.500%, 12/31/21	952	955
Univar USA Inc., Term B-3 Loan, 1st Lien
4.492%, VAR LIBOR+2.500%, 07/01/24	524	525
Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien
6.313%, 10/28/24	370	371
6.242%, VAR LIBOR+4.000%, 10/28/24	625	627
Vantage Specialty Chemicals, Inc., Initial Loan
10.592%, VAR LIBOR+8.250%, 10/20/25	205	205
Wilsonart LLC, Tranche D Term Loan, 1st Lien
5.640%, VAR LIBOR+3.250%, 12/19/23	495	497

		21,765

Commercial Services – 0.1%
L&W Inc., Term Loan, 1st Lien
6.212%, 05/17/25 (D)	583	588
Newport Group Inc., Term Loan, 1st Lien
0.000%, 08/08/25 (F)	194	194
Safe Fleet Holdings LLC, Initial Term Loan
5.110%, VAR LIBOR+3.000%, 02/03/25	748	740

		1,522

Communication Services – 0.5%
Altice Financing S.A., March 2017 Refinancing Term Loan
4.908%, VAR LIBOR+2.750%, 07/15/25	2	2
Ciena, Refinancing Term Loan, 1st Lien
4.665%, VAR LIBOR+2.500%, 01/26/22	987	987

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
CPI International, Initial Term Loan, 1st Lien
9.326%, 07/25/25 (D)	$313	$309
Digicel International Finance Limited, Initial Term B Loan
5.610%, VAR LIBOR+3.250%, 05/27/24	3	3
Flint Acquisition Company, Inc 12/29/2023 Lien 1
5.201%, 09/07/21 (D)	2	2
Level 3 Financing, Inc., Tranche B 2024 Term Loan
4.494%, VAR LIBOR+2.250%, 02/22/24	1,670	1,674
MTN Infrastructure TopCo, Inc., Initial Term Loan, 1st Lien
5.242%, VAR LIBOR+3.000%, 11/15/24	854	856
SBA Senior Finance II LLC, Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+2.000%, 04/11/25	1,221	1,222
Sprint Communications, Initial Term Loan
4.750%, VAR LIBOR+2.500%, 02/02/24	1,782	1,787
TVC Albany, Inc., Term Loan, 1st Lien
9.840%, 06/19/26	306	303
5.840%, 07/23/25	621	619
Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Facility
4.492%, VAR LIBOR+2.250%, 01/19/24	1,226	1,231

		8,995

Computers & Electronics – 1.3%
Advanced Computer, Term Loan B, 1st Lien
6.883%, 05/31/24	712	716
Applied Systems, Inc., Initial Term Loan
5.386%, VAR LIBOR+3.000%, 09/19/24	993	997
Brooks Automation, Term Loan B, 1st Lien
4.850%, 10/04/24 (D)	1,493	1,494
Campaign Monitor Finance Pty Limited (CM Delaware LLC), Term Loan, 1st Lien
7.584%, VAR LIBOR+5.250%, 03/18/21	47	45
CPI International, Inc., Initial Term Loan
5.576%, VAR LIBOR+3.500%, 07/26/24	364	364

Description	Face Amount (000)	Value (000)
Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan
5.250%, VAR LIBOR+3.000%, 04/29/24	$743	$746
Dell International L.L.C. (EMC Corporation), Refinancing Term B Loan
4.250%, VAR LIBOR+2.000%, 09/07/23	997	999
Dell International L.L.C. (EMC Corporation), Replacement Term A-2 Loan
4.000%, VAR LIBOR+1.750%, 09/07/21	463	463
Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien
5.500%, VAR LIBOR+3.250%, 06/01/22	1,240	1,245
EXC Holdings III Corp., Initial USD Term Loan
5.886%, VAR LIBOR+3.500%, 11/15/24	995	1,001
EZE Software Group LLC, New Loan, 1st Lien
8.576%, VAR LIBOR+6.500%, 04/05/21	450	451
Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-1 Term Loan, 1st Lien
4.492%, VAR LIBOR+2.250%, 02/15/24	989	993
Infor (US), Inc. (fka Lawson Software Inc.) , Tranche B-6 Term Loan
4.826%, VAR LIBOR+2.750%, 02/01/22	1,180	1,183
Kronos Incorporated, Incremental Term Loan, 1st Lien
5.343%, VAR LIBOR+3.000%, 11/01/23	1,534	1,541
MA Financeco., LLC, Tranche B-2 Term Loan, 1st Lien
4.492%, VAR LIBOR+2.500%, 11/19/21	194	193
MA Financeco., LLC, Tranche B-3 Term Loan
4.742%, VAR LIBOR+2.750%, 06/21/24	128	127
MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 1st Lien
4.326%, VAR LIBOR+2.250%, 05/07/24	1,073	1,045
Micro Holdings (Internet Brands), Term Loan, 2nd Lien
9.665%, VAR LIBOR+7.500%, 08/15/25	244	246

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Microchip Technology Incorporated, Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+2.000%, 05/23/25	$627	$627
Misys Limited, Dollar Term Loan
5.886%, VAR LIBOR+3.500%, 06/13/24	636	637
Misys Limited, Dollar Term Loan, 2nd Lien
9.326%, VAR LIBOR+7.250%, 04/28/25	208	206
Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B1 (USD), 1st Lien
5.992%, VAR LIBOR+3.750%, 01/10/24	626	629
Project Ruby Ultimate Parent Corp., New Term Loan
5.576%, VAR LIBOR+3.500%, 02/09/24	1,580	1,582
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.742%, VAR LIBOR+2.750%, 06/21/24	862	859
Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
4.992%, VAR LIBOR+2.750%, 03/03/23	739	740
Spectrum Brands, 2017 Refinanced USD Term Loan
4.350%, VAR LIBOR+2.000%, 06/23/22	240	241
4.170%, VAR LIBOR+2.000%, 06/23/22	3	3
Spectrum Brands, Inc., 2017 Refinanced USD Term Loan
4.350%, VAR LIBOR+2.000%, 06/23/22	320	322
4.340%, VAR LIBOR+2.000%, 06/23/22	60	60
Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 1st Lien
0.044%, 06/23/22	365	367
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
4.492%, VAR LIBOR+2.500%, 04/16/25	1,178	1,179
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
4.492%, VAR LIBOR+2.500%, 04/16/25	458	458
TeamViewer, Term Loan B, 1st Lien
7.084%, 02/22/24	496	496

Description	Face Amount (000)	Value (000)
Vertiv Group Corporation (fka Cortes NP Acquisition Corporation), Term B Loan, 1st Lien
6.313%, VAR LIBOR+4.000%, 11/30/23	$703	$705
Wall Street Systems Delaware, Inc., Initial Dollar Term Loan
5.076%, VAR LIBOR+3.000%, 11/21/24	623	627

		23,587

Construction – 0.1%
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien
6.597%, VAR LIBOR+4.250%, 06/14/24	1,033	1,039
6.597%, VAR LIBOR+4.250%, 06/21/24	199	201
6.584%, VAR LIBOR+4.250%, 06/21/24	6	6
Pike Corporation, Initial Term Loan (2018)
5.750%, VAR LIBOR+3.500%, 03/23/25	713	718

		1,964

Consumer Nondurables – 0.1%
Acuity Specialty Products, Inc., Initial Term Loan
6.334%, VAR LIBOR+4.000%, 08/12/24	988	938
Plaze, Inc., Term Loan, 1st Lien
5.837%, VAR LIBOR+3.500%, 07/31/22	30	30
5.834%, VAR LIBOR+3.500%, 07/31/22	347	348
5.834%, VAR LIBOR+3.500%, 07/31/22	110	111

		1,427

Educational Services – 0.1%
Adtalem Global, Term Loan B, 1st Lien
5.242%, 04/09/25 (D)	245	247
Prometric Holdings Inc. (fka ETS Holdings Inc.), Initial Term Loan
5.250%, VAR LIBOR+3.000%, 01/17/25	748	748

		995

Entertainment & Leisure – 0.3%
Alterra Mountain Company, Term Loan B, 1st Lien
0.000%, 07/31/24 (F)	250	250
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Initial Term Loan, 1st Lien
4.384%, VAR LIBOR+2.250%, 12/15/22	1,826	1,824

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
Crown Finance US, Inc., Initial Dollar Tranche Term Loan
4.742%, VAR LIBOR+2.500%, 02/28/25	$998	$996
Intrawest Resorts Holdings, Inc., Initial Bluebird Term Loan
5.242%, VAR LIBOR+3.000%, 07/31/24	995	996
Stars Group Holdings, Term Loan, 1st Lien
5.886%, 06/27/25	1,107	1,117

		5,183

Entertainment Content – 0.0%
MGM, Term Loan, 1st Lien 4.580%, 06/27/25	434	435
MGM, Term Loan, 2nd Lien 6.580%, 06/29/26	276	277

		712

Environmental Services – 0.1%
Strategic Materials Holding Corp., Initial Term Loan
10.094%, 10/31/25	500	455
6.094%, VAR LIBOR+3.750%, 11/01/24	746	711

		1,166

Financial Services – 0.3%
Altisource Solutions, Term Loan B, 1st Lien
6.386%, 03/29/24 (D)	722	721
Citco Funding LLC, 2017 Term Loan, 1st Lien
5.076%, VAR LIBOR+3.000%, 03/23/22	957	959
CPI Acquisition, Inc., Term Loan, 1st Lien
6.839%, VAR LIBOR+4.500%, 08/17/22	300	199
Fortress Investment, Term Loan B (2018)
4.076%, 12/27/22 (D)	1,251	1,256
Hudson River Trading, Term Loan B, 1st Lien
6.326%, 03/20/25	603	606
Jefferies Finance LLC (JFIN Co- Issuer Corporation), Term Loan, 1st Lien
4.875%, VAR LIBOR+2.500%, 07/26/24	744	745
Liquidnet Holdings Inc., Term Loan, 1st Lien
5.826%, 07/15/24	731	732
Walter Investment Management, Tranche B Term Loan, 1st Lien
8.242%, VAR LIBOR+6.000%, 06/30/22	499	471

		5,689

Description	Face Amount (000)	Value (000)

Food & Beverage – 0.1%
Constellation/Arterra Wines, Cov- Lite Term Loan
5.088%, 12/15/23 (D)	$493	$494
JBS USA Lux S.A. (fka JBS USA, LLC), Initial Term Loan, 1st Lien
4.837%, VAR LIBOR+2.500%, 10/30/22	593	594
4.834%, VAR LIBOR+2.500%, 10/30/22	105	105
US Foods (aka U.S. Foodservice), Initial Term Loan, 1st Lien
4.242%, VAR LIBOR+2.500%, 06/27/23	875	878

		2,071

Forest Products – 0.0%
ProAmpac PG Borrower LLC, Initial Term Loan
10.810%, VAR LIBOR+8.500%, 11/18/24	225	225
7.500%, 11/17/23	1	1
5.843%, VAR LIBOR+3.500%, 11/17/23	34	34
5.843%, VAR LIBOR+3.500%, 11/17/23	80	80
5.841%, VAR LIBOR+3.500%, 11/17/23	89	89
5.810%, VAR LIBOR+3.500%, 11/17/23	110	111
5.682%, 11/17/23	178	179

		719

Gaming & Hotels – 0.4%
Belmond Interfin Ltd., Term Loan B, 1st Lien
4.992%, 07/03/24 (D)	990	990
CBAC Borrower, LLC, Term B Loan, 1st Lien
6.242%, VAR LIBOR+4.000%, 07/08/24	505	506
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
4.992%, VAR LIBOR+2.750%, 10/04/23	903	906
4.898%, VAR LIBOR+2.750%, 10/04/23	301	301
Hanjin International Corp., Initial Term Loan, 1st Lien
4.833%, VAR LIBOR+2.500%, 09/20/20	1,000	999
K-Mac Holdings Corp., Initial Term Loan
8.915%, VAR LIBOR+6.750%, 03/09/26	296	298
Las Vegas Sands, LLC, Refinancing Term Loan (2018), 1st Lien
3.992%, 03/27/25 (D)	1,000	999

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien
4.242%, VAR LIBOR+2.000%, 04/25/23	$764	$765
Playa Resorts Holding B.V., Initial Term Loan, 1st Lien
4.990%, VAR LIBOR+2.750%, 04/05/24	995	987
Stars Group Holdings B.V., USD Term Loan, 1st Lien
5.831%, 06/27/25	83	84

		6,835

Health Care – 0.4%
Endo Luxembourg Finance Company I S.a r.l., Initial Term Loan, 1st Lien
6.375%, VAR LIBOR+4.250%, 04/29/24	884	889
Onex Carestream Finance LP, Term Loan (First Lien 2013), 1st Lien
6.076%, VAR LIBOR+4.000%, 06/07/19	152	152
Prospect Medical Holdings, Term Loan B, 1st Lien
7.625%, 02/16/24	1,496	1,515
Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien
5.242%, VAR LIBOR+3.000%, 05/15/22	495	495
Surgery Center Holdings, Initial Term Loan, 1st Lien
5.570%, VAR LIBOR+3.250%, 09/02/24	375	375
Tecostar Holdings, Inc., 2017 Term Loan
7.500%, VAR LIBOR+3.500%, 05/01/24	2	2
5.620%, VAR LIBOR+3.500%, 05/01/24	796	798
Valeant Pharmaceuticals International, Inc., Initial Term Loan, 1st Lien
5.104%, VAR LIBOR+3.000%, 06/02/25	1,227	1,233
Western Dental Services 6.576%, 06/23/23 (D)	1,202	1,205

		6,664

Home Furnishings – 0.1%
Comfort Holding, LLC, Initial Term Loan
12.076%, VAR LIBOR+10.000%, 01/31/25	292	281
6.826%, VAR LIBOR+4.750%, 02/05/24	346	333

Description	Face Amount (000)	Value (000)
Serta Simmons Bedding, LLC, Initial Term Loan
5.633%, VAR LIBOR+3.500%, 10/20/23	$232	$209
5.604%, VAR LIBOR+3.500%, 10/20/23	828	747

		1,570

Home Products Store – 0.0%
Foundation Building Materials, Term Loan B, 1st Lien
5.398%, 05/09/25	759	763

Industrial Services – 0.0%
SiteOne Landscape, Term Loan, 1st Lien
4.890%, 10/24/29	784	786

Information Technology – 0.1%
Ciena Corporations, Term Loan B (2018)
0.000%, 09/19/25 (F)	402	404
Laird PLC, Term Loan, 1st Lien 7.020%, 05/02/25	952	955

		1,359

Insurance – 0.4%
Acrisure, LLC, 2017-2 Refinancing Term Loan
6.592%, VAR LIBOR+4.250%, 11/22/23	1,080	1,083
Acrisure, Term Loan B, 1st Lien 5.992%, 11/22/23	500	501
Alera Group Intermediate Holdings, Inc., Term B Loan, 1st Lien
6.576%, 07/25/25	202	204
Alliant Holdings Intermediate, LLC, Initial Term Loan (2018)
5.148%, VAR LIBOR+3.000%, 05/09/25	1,409	1,413
Hub International Limited, Initial Term Loan, 1st Lien
5.335%, 04/25/25	998	999
Hub International, Ltd., Cov-Lite, Term Loan B, 1st Lien
5.335%, 04/25/25 (D)	3	3
Hyperion Insurance, Term Loan B, 1st Lien
5.625%, 12/13/24	978	984
NFP Corp., Term B Loan, 1st Lien 5.242%, VAR LIBOR+3.000%, 01/08/24	1,202	1,201
Sedgwick Cms Holdings, 4.992%, VAR LIBOR+2.750%, 03/01/21	1,147	1,147

		7,535

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)

Investment Company – 0.0%
EIG Management, Term Loan B, 1st Lien
6.060%, 01/31/25	$449	$452
StepStone Group, Term Loan B, 1st Lien
6.075%, 03/14/25	483	485

		937

Leasing – 0.1%
Avolon, Term Loan B, 1st Lien
4.165%, VAR LIBOR+2.000%, 01/15/25	1,381	1,385
Fly Funding II S.à r.l., Loan, 1st Lien
4.340%, VAR LIBOR+2.000%, 02/09/23	672	672
USS Ultimate Holdings, Inc., Initial Term Loan
5.992%, VAR LIBOR+3.750%, 08/09/24	365	368

		2,425

Machinery – 0.3%
Airxcel, Inc., Initial Term Loan
6.576%, VAR LIBOR+4.500%, 04/25/25	750	744
Airxcel, Inc., Term Loan B, 2nd Lien
10.826%, 04/27/26	500	480
Blount International, Inc., Refinancing Term Loan, 1st Lien
6.354%, VAR LIBOR+4.250%, 04/12/23	498	499
Clark Equipment Company, Repriced Term Loan, 1st Lien
4.386%, VAR LIBOR+2.000%, 05/18/24	942	943
Douglas Dynamics, Initial Term Loan, 1st Lien
5.080%, 12/31/21 (D)	398	398
Graftech International Ltd., Initial Term Loan, 1st Lien
5.742%, VAR LIBOR+3.500%, 02/12/25	1,250	1,258
Hayward Industries, Inc., Initial Term Loan, 1st Lien
5.576%, VAR LIBOR+3.500%, 08/05/24	499	502

		4,824

Manufacturing – 0.1%
Allflex 7/13, Term Loan
5.586%, 06/05/20	521	522
Aristocrat Leisure Limited, Term B- 3 Loan, 1st Lien
4.105%, VAR LIBOR+1.750%, 10/19/24	453	452
4.098%, VAR LIBOR+1.750%, 10/19/24	—	—
0.041%, 10/24/19	1	1

Description	Face Amount (000)	Value (000)
LTI Boyd Corporation, Term Loan B
5.724%, 09/06/25	$670	$673
Pelican Products, Inc., Term Loan, 1st Lien
5.604%, VAR LIBOR+3.500%, 04/19/25	167	167
Pelican Products, Inc., Term Loan, 2nd Lien
9.854%, 04/17/26	88	88

		1,903

Materials – 0.1%
Axalta Coating System Dutch Holdings, Term Loan
4.136%, VAR LIBOR+1.750%, 06/01/24	1,084	1,085

Media – 0.3%
Altice Financing S.A., March 2017 Refinancing Term Loan
4.908%, 07/15/25	940	921
CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan
4.408%, VAR LIBOR+2.250%, 07/17/25	757	756
EMI Music Publishing, Term Loan, 1st Lien
4.415%, 08/20/23 (D)	1,319	1,319
Numericable U.S. LLC, USD TLB- 12 Term Loan
5.846%, VAR LIBOR+3.000%, 01/31/26	1,491	1,472
Technicolor S.A., First Incremental U.S. Term Loan, 1st Lien
5.067%, VAR LIBOR+2.750%, 12/06/23	493	469
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.658%, VAR LIBOR+2.500%, 04/15/25	750	736

		5,673

Medical Devices – 0.0%
MedPlast Holdings Inc., Term Loan, 1st Lien
6.087%, 06/26/25	224	227
MedPlast Holdings Inc., Term Loan, 2nd Lien
10.087%, 06/26/26	122	123

		350

Metals & Mining – 0.0%
Dynacast International LLC, Term B-2 Loan, 1st Lien
5.636%, VAR LIBOR+3.250%, 01/28/22	494	495

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)

Metals/Minerals – 0.1%
Atkore International, Inc., Term Loan (2016)
5.140%, VAR LIBOR+2.750%, 12/22/23	$1,243	$1,248

Oil & Gas – 0.3%
BCP Raptor, LLC, Initial Term Loan, 1st Lien
6.492%, VAR LIBOR+4.250%, 06/24/24	468	460
EG America, LLC, Term Loan, 2nd Lien
10.221%, 03/23/26	500	494
EG Group Limited, Additional Facility Loan (USD)
6.334%, VAR LIBOR+4.000%, 02/07/25	1,160	1,161
Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC), Advance, 1st Lien
6.065%, VAR LIBOR+4.000%, 02/15/24	741	723
Lucid Energy Group II Borrower, LLC, Initial Term Loan, 1st Lien
5.165%, VAR LIBOR+3.000%, 02/17/25	998	982
Oryx Southern Delaware Holdings LLC, Initial Term Loan, 1st Lien
5.492%, VAR LIBOR+3.250%, 02/28/25	614	604
Philadelphia Energy Solutions, Term Loan
5.682%, 12/31/22	548	477
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
8.386%, VAR LIBOR+6.000%, 02/21/21	343	325
Traverse Midstream Partners LLC, Advance, 1st Lien
6.340%, VAR LIBOR+4.000%, 09/27/24	278	280

		5,506

Personal Services – 0.1%
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
5.000%, VAR LIBOR+2.750%, 05/16/25	1,129	1,126
4.830%, VAR LIBOR+2.750%, 05/16/25	103	103

		1,229

Description	Face Amount (000)	Value (000)

Professional & Business Services – 0.7%
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan
5.826%, VAR LIBOR+3.750%, 07/28/22	$490	$482
ASGN Incorporated (fka On Assignment, Inc.), Initial Term B-2 Loan
4.076%, VAR LIBOR+2.000%, 02/21/25	445	446
Avantor, Inc., Initial Dollar Term Loan
6.076%, VAR LIBOR+4.000%, 11/21/24	995	1,007
BCP Renaissance Parent L.L.C., Initial Term Loan, 1st Lien
5.842%, VAR LIBOR+3.500%, 10/31/24	717	721
Casmar Holdings (Australia) Pty Limited, Initial Term Loan
5.500%, VAR LIBOR+4.500%, 12/08/23	492	463
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.992%, VAR LIBOR+2.750%, 03/01/24	1,616	1,621
Evertec, Term Loan A
4.658%, 01/20/17 (D)	1,009	1,005
Evertec, Term Loan A, 1st Lien
4.683%, 01/20/18 (D)	22	22
Explorer Holdings, Inc., Initial Term Loan, 1st Lien
6.084%, VAR LIBOR+3.750%, 04/12/23	250	251
Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
5.337%, VAR LIBOR+3.000%, 12/29/23	1,485	1,483
Focus Financial Partners, Term Loan, 1st Lien
4.742%, 07/03/24	883	887
GHX Ultimate Parent Corporation, Initial Term Loan
5.584%, VAR LIBOR+3.000%, 06/21/24	746	748
Inovalon Holdings, Inc., Term Loan, 1st Lien
5.625%, VAR LIBOR+3.500%, 04/02/25	750	749
Lamar Media Corp., Term B Loan, 1st Lien
3.938%, VAR LIBOR+1.750%, 02/14/25	420	422
WEX Inc., Term B-2 Loan, 1st Lien
4.326%, VAR LIBOR+2.250%, 06/30/23	1,491	1,495

		11,802

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)

Real Estate – 0.2%
Capital Automotive L.P., Initial Tranche B Term Loan
8.250%, VAR LIBOR+6.000%, 03/21/25	$220	$224
Capital Automotive L.P., Initial Tranche B-2 Term Loan
4.750%, VAR LIBOR+2.500%, 03/21/24	1,489	1,491
iStar Inc. (fka iStar Financial Inc.), Loan, 1st Lien
4.915%, VAR LIBOR+3.000%, 07/01/20	1,132	1,132
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
4.992%, VAR LIBOR+2.750%, 12/15/23	491	492
RHP Hotel Properties, LP, Tranche B Term Loan, 1st Lien
4.340%, VAR LIBOR+2.000%, 05/11/24	741	741

		4,080

Recreation Facilities & Services – 0.1%
Bulldog Purchaser Inc., Initial Term Loan
5.860%, 08/22/25	648	646
Bulldog Purchaser Inc., Term Loan, 1st Lien
0.500%, 08/22/25	352	350

		996

Restaurants – 0.1%
Flynn Restaurant, Term Loan, 1st Lien
5.742%, 06/20/25	787	784
Flynn Restaurant, Term Loan, 2nd Lien
9.104%, 06/22/26	532	526
Miller’s Ale House, Term Loan, 1st Lien
6.826%, 05/26/25	750	741

		2,051

Retailing – 0.2%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
4.492%, VAR LIBOR+2.250%, 02/16/24	1,365	1,365
Belron Finance US LLC, Initial Term B Loan, 1st Lien
4.843%, VAR LIBOR+2.500%, 11/07/24	995	1,000
Mister Car Wash Holdings, Inc., Term Loan, 1st Lien
5.703%, VAR LIBOR+3.250%, 08/20/21	746	749

Description	Face Amount (000)	Value (000)
Trugreen Limited Partnership, Initial Incremental Term Loan
6.131%, VAR LIBOR+4.000%, 04/13/23	$491	$496

		3,610

Securities & Trusts – 0.2%
AssuredPartners, Inc., 2017 September Refinancing Term Loan
5.326%, VAR LIBOR+3.250%, 10/22/24	744	746
Compass Group Diversified Holdings LLC, Term Loan, 1st Lien
4.576%, VAR LIBOR+2.500%, 04/04/25	643	646
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
4.492%, VAR LIBOR+2.250%, 03/24/25	748	749
RPI Finance Trust, Initial Term Loan B-6, 1st Lien
4.386%, VAR LIBOR+2.000%, 03/27/23	724	726

		2,867

Semiconductor Equipment – 0.1%
Cohu, Inc., Term Loan B, 1st Lien
0.000%, 09/19/25 (F)	1,167	1,167

Shipping & Ship Building – 0.2%
AI Mistral Holdco Limited, Initial Term Loan
5.076%, VAR LIBOR+3.000%, 01/17/24	741	739
Hornblower Sub, LLC, Term Loan, 1st Lien
6.886%, 03/28/25 (D)	552	553
International Seaways Operating Corporation, Term Loan, 1st Lien
8.080%, VAR LIBOR+5.500%, 05/30/22	600	600
Navios Maritime Partners L.P (Navios Partners Finance (US) Inc.), Initial Term Loan, 1st Lien
7.340%, VAR LIBOR+5.000%, 09/14/20	938	937

		2,829

Steel – 0.1%
Zekelman Industries (fka JMC Steel Group), Term Loan, 1st Lien
4.623%, VAR LIBOR+2.250%, 06/14/21	1,328	1,328

Trading Companies & Distributors – 0.0%
SouthernCarlson Inc., Term Loan
6.326%, 03/21/25	165	165

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
SouthernCarlson Inc., Term Loan, 1st Lien
6.584%, 03/21/25	$221	$221
SouthernCarlson Inc., Term Loan, 2nd Lien
11.084%, 03/23/26	231	221

		607

Transportation – 0.1%
Agro Merchants North America Holdings, Inc., Effective Date Loan
6.084%, VAR LIBOR+3.750%, 11/15/24	995	1,000
XPO Logistics, Term Loan B
4.230%, VAR LIBOR+2.000%, 02/24/25	1,046	1,051

		2,051

Waste Management – 0.0%
GFL Environmental, Term Loan B, 1st Lien
5.136%, 05/30/25 (D)	662	663
GFL Environmental, Term Loan, 1st Lien
2.750%, 05/30/25	82	82

		745

Total Loan Participations (Cost $172,171) (000)		172,115

Sovereign Debt — 8.6%
1MDB Global Investments
4.400%, 03/09/23	4,400	4,154
African Development Bank
3.000%, 09/20/23	100	100
2.625%, 03/22/21	125	124
2.125%, 11/16/22	50	48
1.375%, 02/12/20	100	98
Andina de Fomento
4.375%, 06/15/22	100	103
Angolan Government International Bond
9.500%, 11/12/25 (A)	1,290	1,461
9.375%, 05/08/48 (A)	920	971
8.250%, 05/09/28 (A)	1,060	1,095
Argentine Republic Government International Bond
8.280%, 12/31/33	2,284	2,061
7.625%, 04/22/46	685	555
7.500%, 04/22/26	3,565	3,178
7.125%, 07/06/36 (A)	560	447
7.125%, 06/28/17	360	280
6.875%, 01/11/48	830	639
5.625%, 01/26/22	980	882
2.500%, 3.750%, 03/31/19 12/31/38 (G)	1,964	1,155
Armenia International Bond
7.150%, 03/26/25 (A)	775	817
6.000%, 09/30/20 (A)	676	688

Description	Face Amount (000)(1)	Value (000)
Asian Development Bank
3.125%, 09/26/28	150	$149
2.750%, 03/17/23	235	232
2.750%, 01/19/28	200	193
2.375%, 08/10/27	100	94
2.000%, 01/22/25	100	93
1.750%, 06/08/21	200	193
1.625%, 08/26/20	100	97
1.625%, 03/16/21	200	194
Azerbaijan Government International Bond
4.750%, 03/18/24 (A)	795	806
Bahamas Government International Bond
6.000%, 11/21/28 (A)	300	305
Bahrain Government International Bond
6.750%, 09/20/29 (A)	860	833
Bolivian Government International Bond
4.500%, 03/20/28 (A)	880	832
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/21 (BRL)	7,470	1,871
Brazilian Government International Bond
6.000%, 04/07/26	200	205
5.625%, 01/07/41	370	337
5.625%, 02/21/47	870	770
4.875%, 01/22/21	365	370
Canada Government International Bond
2.000%, 11/15/22	100	96
Chile Government International Bond
3.240%, 02/06/28	200	191
3.125%, 01/21/26	107	103
Colombia Government International Bond
7.375%, 09/18/37	1,145	1,443
6.125%, 01/18/41	735	832
5.000%, 06/15/45	860	859
4.500%, 01/28/26	340	346
4.375%, 07/12/21	200	204
4.000%, 02/26/24	970	970
3.875%, 04/25/27	570	553
Costa Rica Government International Bond
7.158%, 03/12/45 (A)	900	789
7.000%, 04/04/44 (A)	520	456
Council of Europe Development Bank
2.625%, 02/13/23	30	29
1.750%, 11/14/19	100	99
Dominican Republic International Bond
7.450%, 04/30/44 (A)	1,205	1,283
6.875%, 01/29/26 (A)	1,995	2,130
6.850%, 01/27/45 (A)	250	253
6.600%, 01/28/24 (A)	290	306
6.500%, 02/15/48 (A)	780	765

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
6.000%, 07/19/28 (A)	$790	$803
5.950%, 01/25/27 (A)	800	815
5.500%, 01/27/25 (A)	365	366
Ecuador Government International Bond
10.750%, 03/28/22 (A)	790	839
9.650%, 12/13/26 (A)	760	757
8.875%, 10/23/27 (A)	700	664
8.750%, 06/02/23 (A)	440	441
7.950%, 06/20/24 (A)	1,480	1,414
7.950%, 06/20/24	210	201
7.875%, 01/23/28 (A)	680	612
Egypt Government International Bond
8.500%, 01/31/47 (A)	500	501
7.903%, 02/21/48 (A)	1,120	1,067
7.500%, 01/31/27 (A)	1,385	1,409
5.577%, 02/21/23 (A)	360	349
El Salvador Government International Bond
7.650%, 06/15/35 (A)	1,450	1,407
European Bank for Reconstruction & Development
1.750%, 11/26/19	150	148
1.500%, 03/16/20	200	196
European Investment Bank
3.250%, 01/29/24	250	251
2.875%, 08/15/23	150	148
2.500%, 03/15/23	295	288
2.375%, 05/13/21	250	246
2.375%, 05/24/27	250	235
2.250%, 03/15/22	150	146
2.125%, 10/15/21	200	195
2.125%, 04/13/26	100	93
2.000%, 12/15/22	150	144
1.375%, 06/15/20	150	146
1.375%, 09/15/21	100	95
1.250%, 12/16/19	300	295
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)	200	197
Export Development Canada
2.500%, 01/24/23	100	98
2.000%, 05/17/22	200	192
Export-Import Bank of Korea
2.875%, 01/21/25	200	187
2.500%, 05/10/21	200	195
Financiera de Desarrollo
4.750%, 07/15/25 (A)	810	816
Gabon Government International Bond
6.375%, 12/12/24 (A)	695	656
Georgia Government International Bond
6.875%, 04/12/21 (A)	1,460	1,526
Ghana Government International Bond
10.750%, 10/14/30 (A)	1,745	2,170
8.627%, 06/16/49 (A)	780	780
7.875%, 08/07/23 (A)	405	424
7.625%, 05/16/29 (A)	710	711
Guatemala Government Bond

Description	Face Amount (000)	Value (000)
4.875%, 02/13/28 (A)	$200	$195
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/20	200	198
Honduras Government International Bond
8.750%, 12/16/20 (A)	670	732
7.500%, 03/15/24 (A)	940	1,011
6.250%, 01/19/27 (A)	330	338
Hungary Government International Bond
5.750%, 11/22/23	900	975
5.375%, 03/25/24	1,670	1,788
Indonesia Government International Bond
8.500%, 10/12/35 (A)	1,710	2,343
8.500%, 10/12/35	260	356
4.350%, 01/11/48	200	183
3.700%, 01/08/22 (A)	210	209
Inter-American Development Bank
2.625%, 04/19/21	265	263
2.500%, 01/18/23	150	146
2.375%, 07/07/27	100	94
2.125%, 11/09/20	250	246
2.125%, 01/15/25	125	118
1.875%, 03/15/21	150	146
1.750%, 04/14/22	150	143
1.750%, 09/14/22	100	95
1.625%, 05/12/20	150	147
International Bank for Reconstruction & Development
2.750%, 07/23/21	250	249
2.500%, 11/25/24	300	290
2.500%, 07/29/25	150	144
2.250%, 06/24/21	50	49
2.125%, 12/13/21	200	195
2.125%, 02/13/23	100	96
2.000%, 01/26/22	200	194
1.875%, 10/07/19	200	198
1.875%, 04/21/20	200	197
1.625%, 03/09/21	150	145
1.375%, 09/20/21	300	286
International Finance
2.875%, 07/31/23	95	94
2.000%, 10/24/22	50	48
1.625%, 07/16/20	100	98
1.125%, 07/20/21	100	95
Iraq International Bond
5.800%, 01/15/28 (A)	975	923
Israel Government International Bond
3.150%, 06/30/23	200	197
Ivory Coast Government International Bond
6.125%, 06/15/33 (A)	1,010	922
5.750%, 12/31/32 (A)	1,181	1,116
5.375%, 07/23/24 (A)	895	857
Japan Bank for International Cooperation
3.250%, 07/20/23	200	199
2.500%, 06/01/22	200	195

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)(1)	Value (000)
2.375%, 04/20/26	200	$186
2.250%, 11/04/26	200	183
2.125%, 07/21/20	200	197
Jordan Government International Bond
7.375%, 10/10/47 (A)	910	855
Kenya Government International Bond
8.250%, 02/28/48 (A)	1,350	1,303
7.250%, 02/28/28 (A)	390	379
6.875%, 06/24/24 (A)	1,035	1,038
Korea Development Bank
2.500%, 01/13/21	200	196
Korea Hydro & Nuclear Power
3.750%, 07/25/23 (A)	1,929	1,914
Korea International Bond
2.750%, 01/19/27	200	188
Kreditanstalt fuer Wiederaufbau
2.125%, 03/07/22	150	145
1.750%, 03/31/20	500	492
1.750%, 09/15/21	200	193
1.625%, 05/29/20	250	245
Lebanon Government International Bond
6.750%, 11/29/27	320	248
6.650%, 11/03/28	210	159
6.600%, 11/27/26	450	352
6.200%, 02/26/25	390	309
Mexican Bonos
8.000%, 12/07/23 (MXN)	28,960	1,563
Mexico Government International Bond
5.550%, 01/21/45	500	531
4.600%, 02/10/48	1,668	1,568
4.150%, 03/28/27	775	763
4.125%, 01/21/26	200	198
3.750%, 01/11/28	200	190
Mongolia Government International Bond
10.875%, 04/06/21 (A)	2,100	2,360
8.750%, 03/09/24 (A)	200	219
5.625%, 05/01/23 (A)	530	514
5.125%, 12/05/22	490	469
Nigeria Government International Bond
7.875%, 02/16/32 (A)	720	736
7.696%, 02/23/38 (A)	720	705
7.625%, 11/28/47 (A)	570	545
7.143%, 02/23/30 (A)	720	702
6.750%, 01/28/21 (A)	220	228
6.500%, 11/28/27 (A)	1,220	1,174
Nordic Investment Bank
1.500%, 09/29/20	200	194
Oman Government International Bond
6.750%, 01/17/48 (A)	990	963
6.500%, 03/08/47 (A)	1,370	1,302
5.625%, 01/17/28 (A)	1,405	1,380
5.375%, 03/08/27 (A)	775	752
4.750%, 06/15/26 (A)	465	441
Oman Sovereign Sukuk SAOC

Description	Face Amount (000)(1)	Value (000)
4.397%, 06/01/24 (A)	620	$594
Panama Government International Bond
9.375%, 04/01/29	455	645
6.700%, 01/26/36	1,485	1,855
5.200%, 01/30/20	100	103
4.500%, 05/15/47	200	200
Peru Government Bond
6.150%, 08/12/32 (PEN) (A)	2,320	715
Perusahaan Penerbit SBSN Indonesia III
4.400%, 03/01/28 (A)	440	431
4.150%, 03/29/27 (A)	690	666
Peruvian Government International Bond
8.750%, 11/21/33	1,300	1,921
7.350%, 07/21/25	100	123
6.950%, 08/12/31 (PEN) (A)	1,000	330
6.550%, 03/14/37	865	1,092
5.625%, 11/18/50	150	178
Philippine Government International Bond
7.750%, 01/14/31	209	282
5.500%, 03/30/26	200	221
4.200%, 01/21/24	200	205
3.700%, 02/02/42	300	279
Poland Government International Bond
4.000%, 01/22/24	125	128
3.000%, 03/17/23	150	147
Province of Alberta Canada
3.300%, 03/15/28	200	196
2.200%, 07/26/22	100	96
1.900%, 12/06/19	200	198
Province of British Columbia Canada
2.000%, 10/23/22	100	96
Province of Manitoba Canada
2.125%, 06/22/26	500	454
2.050%, 11/30/20	150	147
Province of New Brunswick Canada
3.625%, 02/24/28	100	100
Province of Ontario Canada
2.500%, 04/27/26	500	470
2.450%, 06/29/22	200	194
1.875%, 05/21/20	150	147
Province of Quebec Canada
2.875%, 10/16/24	100	98
2.625%, 02/13/23	200	195
2.500%, 04/20/26	600	565
Provincia de Buenos Aires
7.875%, 06/15/27 (A)	345	287
6.500%, 02/15/23 (A)	300	262
Provincia de Cordoba
7.125%, 06/10/21 (A)	820	763
Qatar Government International Bond
5.103%, 04/23/48 (A)	732	761
4.500%, 04/23/28 (A)	1,673	1,722
3.875%, 04/23/23 (A)	1,722	1,734

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)(1)	Value (000)
Republic of Belarus International Bond
6.875%, 02/28/23 (A)	680	$713
Republic of Italy Government International Bond
5.375%, 06/15/33	300	313
Republic of South Africa Government Bond
10.500%, 12/21/26 (ZAR)	11,000	842
8.750%, 02/28/48 (ZAR)	5,500	346
6.500%, 02/28/41 (ZAR)	20,065	989
Republic of South Africa Government International Bond
5.875%, 06/22/30	400	398
4.300%, 10/12/28	2,000	1,793
Russian Foreign Bond - Eurobond
5.250%, 06/23/47 (A)	1,400	1,341
4.750%, 05/27/26	1,000	999
Saudi Government International Bond
5.000%, 04/17/49 (A)	802	814
4.500%, 04/17/30 (A)	1,244	1,250
Senegal Government International Bond
8.750%, 05/13/21 (A)	376	408
6.750%, 03/13/48 (A)	1,160	1,037
6.250%, 05/23/33 (A)	535	499
Serbia Government International Bond
7.250%, 09/28/21 (A)	510	555
South Africa Government International Bond
5.875%, 09/16/25	425	432
Sri Lanka Government International Bond
6.850%, 11/03/25 (A)	745	735
6.825%, 07/18/26 (A)	570	560
6.750%, 04/18/28 (A)	360	347
6.250%, 07/27/21 (A)	395	396
6.200%, 05/11/27 (A)	1,680	1,575
5.875%, 07/25/22 (A)	730	717
Svensk Exportkredit
2.875%, 05/22/21	200	199
Turkey Government International Bond
7.375%, 02/05/25	610	616
6.000%, 03/25/27	1,400	1,274
5.625%, 03/30/21	1,180	1,156
4.250%, 04/14/26	740	620
Ukraine Government AID Bonds
1.471%, 09/29/21	200	191
Ukraine Government International Bond
7.750%, 09/01/21 (A)	214	216
7.750%, 09/01/22 (A)	1,749	1,744
7.750%, 09/01/23 (A)	634	622
7.750%, 09/01/24 (A)	394	382
7.750%, 09/01/25 (A)	784	745
7.750%, 09/01/27 (A)	215	200
7.375%, 09/25/32 (A)	1,130	981
3.046%, 05/31/40 (A) (D)	314	165

Description	Face Amount (000)(1)	Value (000)
Uruguay Government International Bond
9.875%, 06/20/22 (UYU) (A)	5,900	$176
8.500%, 03/15/28 (UYU) (A)	3,940	103
5.100%, 06/18/50	1,311	1,337
4.975%, 04/20/55	960	960
4.500%, 08/14/24	100	103
Venezuela Government International Bond
7.750%, 10/13/19 (C)	515	135
7.650%, 04/21/25 (C)	362	96
7.000%, 03/31/38 (C)	422	110
Zambia Government International Bond
8.970%, 07/30/27 (A)	485	344
8.500%, 04/14/24 (A)	405	289
5.375%, 09/20/22 (A)	680	475

Total Sovereign Debt (Cost $156,967) (000)		151,850

U.S. Government Agency Obligations — 6.5%
FFCB
1.680%, 10/13/20	100	98
1.550%, 05/08/20	200	196
FHLB
3.250%, 06/09/28	250	247
2.950%, 09/17/21	150	150
2.750%, 12/13/24	300	294
2.625%, 05/28/20	250	249
2.300%, 07/19/22	200	194
2.260%, 10/04/22	150	146
2.200%, 01/29/21	155	152
2.160%, 08/17/22	100	97
2.150%, 02/14/20 - 09/26/22	500	490
1.875%, 11/29/21	150	145
1.375%, 11/15/19(B)	125	123
FHLMC
6.250%, 07/15/32	1,279	1,686
4.500%, 05/01/42 - 09/01/48	5,448	5,643
4.000%, 03/15/40 - 09/01/48	12,527	12,687
3.500%, 06/01/33 - 05/01/48	17,410	17,197
3.200%, 05/15/23	250	249
3.000%, 11/01/27 - 04/01/47	6,513	6,289
2.500%, 04/23/20	750	747
2.375%, 01/13/22	2,589	2,544
1.330%, 12/30/20	400	386
FNMA
6.625%, 11/15/30	300	395
5.000%, 06/01/47 - 09/01/48	9,058	9,524
4.500%, 12/01/40 - 09/01/48	11,944	12,400
4.000%, 10/01/18 - 08/01/48	18,318	18,546
3.639%, 08/25/30	100	99
3.560%, 09/25/21(D)	175	176
3.500%, 04/01/38 - 06/01/48	7,842	7,774
3.000%, 04/01/32 - 09/01/46	12,019	11,584
2.625%, 09/06/24	1,399	1,365
2.500%, 12/01/27 - 01/01/33	535	518
2.125%, 04/24/26	200	186
2.000%, 01/05/22	500	486

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
1.875%, 12/28/20	$131	$128
1.650%, 01/27/20	300	296
1.500%, 06/22/20 - 11/30/20	927	905
GS Mortgage Securities Trust
3.442%, 11/10/49(D)	365	357
Tennessee Valley Authority
5.250%, 09/15/39	200	245
2.875%, 02/01/27	250	241

Total U.S. Government Agency Obligations (Cost $116,144) (000)		115,234

Asset-Backed Securities — 5.4%

Automotive – 2.7%
American Credit Acceptance Receivables Trust, Ser 2018-2, Cl A
2.940%, 01/10/22 (A)	1,450	1,450
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl A
2.920%, 08/12/21 (A)	2,787	2,787
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl B
3.490%, 06/13/22 (A)	413	413
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A2A
2.710%, 07/19/21	1,885	1,883
Americredit Automobile Receivables Trust, Ser 2018-2, Cl B
3.450%, 06/18/24	2,063	2,057
AmeriCredit Automobile Receivables Trust, Ser 2017-1, Cl A2A
1.510%, 05/18/20	138	138
AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl A2A
1.830%, 05/18/21	2,475	2,466
AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl A3
2.040%, 07/18/22	335	330
AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl B
2.360%, 12/19/22	1,319	1,292
BMW Floorplan Master Owner Trust, Ser 2018-1, Cl A2
2.478%, VAR LIBOR USD 1 Month+0.320%, 05/15/23 (A)	1,721	1,723
Capital Auto Receivables Asset Trust, Ser 2017-1, Cl A2
1.760%, 06/22/20 (A)	842	841
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A

Description	Face Amount (000)	Value (000)
1.750%, 06/15/21 (A)	$29	$29
CarMax Auto Owner Trust, Ser 2016-4, Cl A4
1.600%, 06/15/22	250	243
CarMax Auto Owner Trust, Ser 2017-3, Cl A2A
1.640%, 09/15/20	1,156	1,152
CarMax Auto Owner Trust, Ser 2018-2, Cl A4
3.160%, 07/17/23	731	730
CarMax Auto Owner Trust, Ser 2018-3, Cl A4
3.270%, 03/15/24	1,186	1,187
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/20 (A)	314	313
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/21 (A)	1,164	1,159
CPS Auto Trust, Ser 2016-D, Cl A
1.500%, 06/15/20 (A)	229	229
Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A
3.010%, 02/16/27 (A)	1,099	1,088
Credit Acceptance Auto Loan Trust, Ser 2018-3A, Cl A
3.550%, 08/15/27 (A)	835	834
Drive Auto Receivables Trust, Ser 2017-2, Cl B
2.250%, 06/15/21	1,030	1,030
Drive Auto Receivables Trust, Ser 2017-3, Cl B
2.300%, 05/17/21	1,343	1,341
Drive Auto Receivables Trust, Ser 2018-1, Cl B
2.880%, 02/15/22	1,193	1,192
Drive Auto Receivables Trust, Ser 2018-4, Cl A2A
2.780%, 10/15/20	1,892	1,892
Drive Auto Receivables Trust, Ser 2018-4, Cl B
3.360%, 10/17/22	1,818	1,819
Drive Auto Receivables Trust, Ser 2018-4, Cl D
4.090%, 01/15/26	100	100
DT Auto Owner Trust, Ser 2017- 3A, Cl A
1.730%, 08/17/20 (A)	393	393
DT Auto Owner Trust, Ser 2017- 4A, Cl A
1.850%, 08/17/20 (A)	1,225	1,223
DT Auto Owner Trust, Ser 2018- 2A, Cl B
3.430%, 05/16/22 (A)	1,913	1,910
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl A
1.840%, 11/16/20 (A)	150	150
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl A

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
2.210%, 05/17/21 (A)	$966	$963
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl A
2.900%, 01/18/22 (A)	1,658	1,657
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1
1.530%, 11/16/20 (A)	52	52
First Investors Auto Owner Trust, Ser 2018-1A, Cl A1
2.840%, 05/16/22 (A)	1,033	1,032
Flagship Credit Auto Trust, Ser 2015-3, Cl A
2.380%, 10/15/20 (A)	46	46
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A2A
1.490%, 05/15/20	1,054	1,051
Ford Credit Auto Owner Trust, Ser 2017-B, Cl A3
1.690%, 11/15/21	145	143
Ford Credit Auto Owner Trust, Ser 2017-C, Cl A3
2.010%, 03/15/22	1,197	1,180
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/31 (A)	572	558
GM Financial Automobile Leasing Trust, Ser 2018-2, Cl A3
3.060%, 06/21/21	100	100
GM Financial Consumer Automobile, Ser 2017-1A, Cl A3
1.780%, 10/18/21 (A)	2,314	2,289
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl A3
2.320%, 07/18/22	2,060	2,031
Honda Auto Receivables Owner Trust, Ser 2017-4, Cl A3
2.050%, 11/22/21	1,202	1,188
Honda Auto Receivables Owner Trust, Ser 2018-1, Cl A3
2.640%, 02/15/22	180	179
Nissan Auto Receivables Owner Trust, Ser 2018-B, Cl A3
3.060%, 03/15/23	30	30
Santander Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.320%, 03/15/24	85	83
Santander Drive Auto Receivables Trust, Ser 2018-4, Cl C
3.560%, 07/15/24	865	862
Toyota Auto Receivables Owner Trust, Ser 2017-A, Cl A2A
1.420%, 09/16/19	269	269
Volkswagen Auto Loan Enhanced Trust, Ser 2018-1, Cl A4
3.150%, 07/22/24	1,767	1,762
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2

Description	Face Amount (000)	Value (000)
1.780%, 04/15/20 (A)	$266	$266

		49,135

Credit Card – 1.8%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/22	3,149	3,105
American Express Credit Account Master Trust, Ser 2017-6, Cl A
2.040%, 05/15/23	3,674	3,601
American Express Credit Account Master Trust, Ser 2018-2, Cl A
3.010%, 10/15/25	1,033	1,021
American Express Credit Account Master Trust, Ser 2018-9, Cl A
2.592%, VAR ICE LIBOR USD 1 Month+0.380%, 04/15/26	1,107	1,107
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/22	2,303	2,271
Capital One Multi-Asset Execution Trust, Ser 2017-A1, Cl A1
2.000%, 01/17/23	2,123	2,094
Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/23	1,427	1,398
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
2.738%, VAR LIBOR USD 1 Month+0.580%, 07/15/27	1,924	1,940
Chase Issuance Trust, Ser 2018- A1, Cl A1
2.358%, VAR LIBOR USD 1 Month+0.200%, 04/17/23	2,070	2,073
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/23	200	199
Citibank Credit Card Issuance Trust, Ser 2017-A2, Cl A2
1.740%, 01/19/21	5,296	5,285
Citibank Credit Card Issuance Trust, Ser 2017-A7, Cl A7
2.503%, VAR LIBOR USD 1 Month+0.370%, 08/08/24	2,642	2,647
Citibank Credit Card Issuance Trust, Ser 2017-A8, Cl A8
1.860%, 08/07/22	250	245
Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2
2.495%, VAR LIBOR USD 1 Month+0.330%, 01/20/25	2,078	2,079
Discover Card Execution Note Trust, Ser 2017-A7, Cl A7
2.518%, VAR LIBOR USD 1 Month+0.360%, 04/15/25	2,209	2,215
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A
3.470%, 05/15/26	200	200

		31,480

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)

Other Asset-Backed Securities – 0.9%
AJAX Mortgage Loan Trust, Ser 2016-C, Cl A
4.000%, 10/25/57 (A)	$585	$586
AJAX Mortgage Loan Trust, Ser 2017-A, Cl A
3.470%, 04/25/57 (A)	245	243
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN7, Cl A1
3.105%, 09/28/32 (A)	60	60
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/32 (A)	522	520
Bayview Opportunity Master Fund IVa Trust, Ser 2018-RN1, Cl A1
3.278%, 01/28/33 (A)	350	349
Bayview Opportunity Master Fund IVa Trust, Ser 2018-RN3, Cl A1
3.672%, 03/28/33 (A)	115	114
Bayview Opportunity Master Fund Trust, Ser 2018-RN8, Cl A1
4.066%, 09/28/33 (A)	1,000	1,000
Consumer Loan Underlying Bond Credit Trust, Ser 2018-P2, Cl A
3.470%, 10/15/25 (A)	1,191	1,191
Ford Credit Floorplan Master Owner Trust, Ser 2017-3, Cl A
2.480%, 09/15/24	150	145
GCAT, Ser 2017-2, Cl A1
3.500%, 04/25/47 (A)	356	354
GCAT, Ser 2017-5, Cl A1
3.228%, 07/25/47 (A)	101	101
GCAT, Ser 2018-1, Cl A1
3.844%, 06/25/48 (A)	650	648
NYMT Residential, Ser 2016- RP1A, Cl A
4.000%, 03/25/21 (A)	45	45
Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL1, Cl A1
3.000%, 06/25/57 (A)	764	752
Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL2, Cl A1
3.000%, 07/25/57 (A)	1,019	1,002
PRPM, Ser 2017-2A, Cl A1
3.470%, 09/25/22 (A)	762	756
RCO Mortgage, Ser 2017-1, Cl A1
3.375%, 08/25/22 (A)	968	962
RCO V Mortgage, Ser 2018-1, Cl A1
4.000%, 05/25/23 (A)	1,612	1,610
VOLT LVI, Ser 2017-NPL3, Cl A1
3.500%, 03/25/47 (A)	440	438
VOLT LXI, Ser 2017-NPL8, Cl A1
3.125%, 06/25/47 (A)	640	635
VOLT LXIII, Ser 2017-NP10, Cl A1
3.000%, 10/25/47 (A)	277	274
VOLT LXVIII, Ser 2018-NPL4, Cl A1A
4.336%, 07/27/48 (A)	1,390	1,388

Description	Face Amount (000)	Value (000)
VOLT LXX, Ser 2018-NPL6, Cl A1A
4.115%, 09/25/48 (A)	$2,420	$2,419

		15,592

Total Asset-Backed Securities (Cost $96,651) (000)		96,207

Municipal Bonds — 0.4%
Bay Area, Toll Authority RB
6.263%, 04/01/49	200	273
California State, Department of Water Resources, Power Supply Revenue RB
2.000%, 05/01/22	100	96
Florida State, Hurricane Catastrophe Fund RB
2.995%, 07/01/20	150	150
Houston GO
3.961%, 03/01/47	150	141
Illinois State GO
5.100%, 06/01/33	2,795	2,683
New Jersey State, Economic Development Authority RB
7.425%, 02/15/29	315	378
New Jersey State, Transportation Trust Fund Authority RB
6.561%, 12/15/40	470	565
5.754%, 12/15/28	1,365	1,501
New York State, Dormitory Authority RB
4.946%, 08/01/48	100	101
Pennsylvania Commonwealth Financing Authority RB
3.864%, 06/01/38	150	145
Permanent University Fund - Texas A&M University System RB
3.660%, 07/01/47	100	93
Port Authority of New York & New Jersey RB
4.031%, 09/01/48	150	148
Sales Tax Securitization RB
3.820%, 01/01/48	100	91
South Carolina State, Public Service Authority RB
2.388%, 12/01/23	100	93
State of California GO
4.600%, 04/01/38	315	327
4.500%, 04/01/33	25	26
3.500%, 04/01/28	25	24
3.375%, 04/01/25	20	20
2.800%, 04/01/21	15	15
State of Wisconsin RB
3.154%, 05/01/27	200	192
University of California RB
4.858%, 05/15/12	200	202

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

Description	Face Amount (000)	Value (000)
University of Texas, Taxable Financing System RB
3.354%, 08/15/47	$250	$225

Total Municipal Bonds (Cost $7,587) (000)		7,489

Commercial Paper — 0.2%
MUFG Bank NY
2.283%, 10/16/18 (B)	4,386	4,381

Total Commercial Paper (Cost $4,382) (000)		4,381

Preferred Stock — 0.0%
PES Energy(H)	26,609	213

Total Preferred Stock (Cost $240) (000)		213

Short-Term Investment — 5.2%
State Street Institutional Treasury Money Market Fund, Cl Institutional, 1.950% (I)	91,235,622	91,236

Total Short-Term Investment (Cost $91,236) (000)		91,236

Total Investments In Securities — 107.2% (Cost $1,931,653) (000)		$1,897,813

Percentages are based on net assets of $1,769,598 (000).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2018 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)

HSBC	10/12/18	USD	867	KZT	311,200	$(14)

HSBC	10/16/18	ZAR	21,830	USD	1,489	(52)

HSBC	10/16/18	USD	212	ZAR	2,900	(8)

Barclays PLC	10/17/18	INR	23,310	USD	334	14

Citigroup	10/22/18	PEN	661	USD	198	(2)

HSBC	10/22/18	USD	201	PEN	661	(2)

State Street	11/16/18	USD	496	BRL	2,033	5

State Street	11/16/18	BRL	2,039	USD	501	(1)

State Street	11/16/18	BRL	9,255	USD	2,342	58

Barclays PLC	11/19/18	USD	1,115	RUB	76,640	49

Barclays PLC	11/19/18	RUB	76,640	USD	1,138	(25)

						$22

(1)	In U.S. dollars unless otherwise indicated.
(A)

Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at September 30, 2018 was $215,186 (000) and represents 12.7% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security in default on interest payments.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Credit-linked note.
(F)	Unsettled bank loan. Interest rate may not be available.
(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(H)	Currently, no stated interest rate.
(I)	The rate reported is the 7-day effective yield as of September 30, 2018.

AID — Agency for International Development

ARS — Argentine Peso

BRL — Brazilian Real

CJSC — Closed Joint Stock Company

Cl — Class

EGP — Egyptian Pound

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GEL — Georgian Lari

GHS — Ghana Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JSC — Joint Stock Company

KZT — Kazakhstan Tenge

LIBOR — London Interbank Offered Rate

LKR — Sri Lanka Rupee

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MXN — Mexican Peso

NGN — Nigerian Naira

PEN — Peruvian Sol

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

ZAR — South African Rand

KP Fixed Income Fund

Schedule of Investments

September 30, 2018 (unaudited)

The following is a list of the level of inputs used as of September 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
U.S. Treasury Obligations	$—	$463,183	$—	$463,183
Corporate Obligations	—	442,621	—	442,621
Mortgage- Backed Securities	—	353,284	—	353,284
Loan Participations	—	172,115	—	172,115
Sovereign Debt	—	151,850	—	151,850
U.S. Government Agency Obligations	—	115,234	—	115,234
Asset-Backed Securities	—	96,207	—	96,207
Municipal Bonds	—	7,489	—	7,489
Commercial Paper	—	4,381	—	4,381
Preferred Stock	—	213	—	213
Short-Term Investment	91,236	—	—	91,236

Total Investments in Securities	$91,236	$1,806,577	$—	$1,897,813

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts **
Unrealized Depreciation	$—	$126	$—	$126
Unrealized Appreciation	$—	$(104)	$—	$(104)

Total Other Financial Instruments	$—	$22	$—	$22

^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

**	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

As of September 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2018, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 29, 2018